UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5221

Seligman Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:
(212) 850-1864

Date of fiscal year end:
12/31

Date of reporting period:
6/30/03

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman Portfolios, Inc.

Mid-Year Report June 30, 2003

Seligman Portfolios, Inc.

Dear Contract Owner:

J. & W. Seligman & Co. Incorporated, Manager of Seligman Portfolios, Inc., is pleased to provide the enclosed report for the six months ended June 30, 2003. Performance and portfolio information, as well as financial statements, are contained in the pages following this letter.

A Special Meeting of Shareholders was held on April 22, 2003, and adjourned to May 8, 2003, with respect to certain matters, at the offices of the Fund in New York City. At the meeting, all director nominees were elected and proposals to amend investment objectives were approved, as were proposals to amend or eliminate various fundamental investment restrictions. Complete details of the vote are provided on pages 65-68 of this report.

We thank you for your continued support of Seligman Portfolios, Inc. and look forward to serving your investment needs in the future.

Respectfully,

William C. Morris
Chairman
J. & W. Seligman & Co. Incorporated
August 8,2003

For More Information

Manager	General Distributor	General Counsel
J. & W. Seligman & Co.	Seligman Advisors, Inc.	Sullivan & Cromwell LLP
Incorporated	100 Park Avenue	Custodians
100 Park Avenue	New York, New York 10017	JPMorgan Chase Bank
New York, New York 10017		State Street Bank and Trust Company

Independent Auditors
Ernst & Young LLP

Seligman Portfolios, Inc.
Portfolio Overview (unaudited)

Largest Portfolio Changes†
During the Six Months Ended June 30, 2003

Seligman Capital Portfolio
Largest Purchases	Largest Sales

Smithfield Foods	Diebold**
Arkansas Best*	AFLAC**
Staples*	Expeditors International of Washington**
Fastenal	Avery Dennison**
Lyondell Chemical*	Pactiv**
Symbol Technologies*	Ecolab**
Watson Pharmaceuticals*	ChoicePoint**
Mattel*	Coach**
Siebel Systems*	Millipore**
Cognos*	Lexmark International (Class A)**

Seligman Common Stock Portfolio
Largest Purchases	Largest Sales

Sun Microsystems*	Exxon Mobil
American Express*	Peabody Energy**
Limited Brands*	Southern**
ChevronTexaco*	Donaldson**
Gannett*	Procter & Gamble
Devon Energy*	MGIC Investment**
Pulte Homes*	Outback Steakhouse**
Cadence Design Systems*	Wells Fargo**
Royal Caribbean Cruises*	Cardinal Health
W.R. Berkley*	Coca-Cola**

Seligman Communications and Information Portfolio
Largest Purchases	Largest Sales

Quest Diagnostics	Synopsys
Affiliated Computer Services (Class A)*	Electronic Arts**
Laboratory Corporation of America Holdings	Cisco Systems
Fisher Scientific International*	Lexmark International (Class A)
International Business Machines*	Sabre Holdings (Class A)
Network Associates	SunGard Data Systems
Becton, Dickinson*	Cytyc**
Marvell Technology Group*	Millipore**
Computer Sciences*	Boston Scientific
Fair, Isaac	Rational Software**

Seligman Frontier Portfolio
Largest Purchases	Largest Sales

FileNET*	XTO Energy**
Wolverine World Wide*	Pioneer Natural Resources**
Respironics*	Waste Connections**
Key Energy Services*	J.D. Edwards**
Dade Behring Holdings*	Iron Mountain**
Cooper Companies*	PETCO Animal Supplies**
Western Gas Resources*	Priority Healthcare (Class B)**
AnnTaylor Stores*	Performance Food Group**
Cumulus Media (Class A)*	Medicis Pharmaceutical (Class A)**
ARRIS Group*	Documentum

_____________

See footnotes on page 7.

Seligman Portfolios, Inc.
Portfolio Overview (unaudited)

Seligman Global Growth Portfolio
Largest Portfolio Changes †
During the Six Months Ended June 30, 2003

Largest Purchases	Largest Sales

JFE Holdings*	MedImmune**
Exxon Mobil*	Dow Chemical**
Citigroup*	Aventis**
Marathon Oil*	Amvescap**
US Bancorp*	Bank of Ireland**
PNC Financial Services Group*	ENI
The Carphone Warehouse Group*	Gallagher Group (ADRs)
Occidental Petroleum*	Nestlé
Coca-Cola	E.ON
Fannie Mae*	Hilton Hotels**

Diversification of Net Assets by Industry***
June 30, 2003

				Percent of Net Assets

				June 30,	December 31,
	Issues	Cost	Value	2003	2002

Common and Preferred Stocks:

Automobiles and Components	4	$ 80,847	$ 87,684	3.5%	2.0%
Banks	13	333,001	350,732	13.9	10.7
Capital Goods	3	73,903	76,589	3.0	3.3
Chemicals	6	86,940	88,974	3.5	5.0
Commercial Services and Supplies	1	14,555	14,684	0.6	0.7
Communications Equipment	1	38,391	36,432	1.5	3.1
Computers and Peripherals	2	88,076	88,110	3.5	2.9
Consumer Durables and Apparel	4	90,226	96,642	3.8	3.3
Consumer Staples	8	196,421	200,976	8.0	9.6
Containers and Packaging	1	5,746	8,341	0.3	0.8
Diversified Financials	2	68,576	75,519	3.0	3.4
Electronic Equipment and Instruments	—	—	—	—	0.5
Energy	10	250,786	272,197	10.8	8.5
Health Care	13	345,904	353,729	14.0	20.4
Hotels, Restaurants and Leisure	—	—	—	—	1.6
Insurance	2	18,384	14,801	0.6	1.2
Media	2	38,060	44,800	1.8	4.0
Metals and Mining	2	91,899	99,618	4.0	1.2
Office Electronics	1	17,562	22,986	0.9	1.0
Paper and Forest Products	1	6,905	5,848	0.2	1.2
Retailing	2	42,448	53,114	2.1	1.3
Semiconductors and Semiconductor Equipment	3	103,824	80,318	3.2	3.7
Software and Services	2	59,789	63,287	2.5	1.8
Telecommunication Services	7	112,157	133,637	5.3	3.7
Transportation	3	67,863	65,746	2.6	1.3
Utilities	5	80,976	83,325	3.3	3.6

	98	2,313,239	2,418,089	95.9	99.8
Other Assets Less Liabilities	—	102,769	102,769	4.1	0.2

Net Assets	98	$2,416,008	$2,520,858	100.0%	100.0%

_____________
See footnotes on page 7.

Seligman Portfolios, Inc.
Portfolio Overview (unaudited)

Seligman Global Smaller Companies Portfolio
Largest Portfolio Changes †
During the Six Months Ended June 30, 2003

Largest Purchases	Largest Sales

Ranbaxy Laboratories*	Pioneer Natural Resources**
Drake Beam Morin-Japan*	Waste Connections**
Tamron*	Cox Radio (Class A)**
Capita Group*	Iron Mountain**
Alpine Electronics*	Patterson-UTI Energy**
JSR*	J.D. Edwards**
USS*	Apria Healthcare Group**
Integra LifeSciences Holdings	Documentum**
Hit Entertainment	The Corporate Executive Board**
LG Life Sciences*	Konami Sports**

Diversification of Net Assets by Industry ***
June 30, 2003

				Percent of Net Assets

				June 30,	December 31,
	Issues	Cost	Value	2003	2002

Common Stocks:

Automobiles and Components	4	$156,823	$164,925	2.9%	0.8%
Capital Goods	5	254,453	289,707	5.1	6.6
Chemicals	2	108,176	126,529	2.2	2.5
Commercial Services and Supplies	4	313,590	343,477	6.0	9.7
Communications Equipment	2	102,996	123,338	2.1	2.1
Computers and Peripherals	4	181,594	226,595	4.0	—
Consumer Durables and Apparel	3	244,756	349,345	6.1	2.6
Consumer Staples	—	—	—	—	4.9
Electronic Equipment and Instruments	4	193,628	246,693	4.3	1.6
Energy	6	262,359	298,115	5.2	5.0
Financials	8	407,416	446,187	7.8	10.3
Health Care Equipment and Supplies	5	302,954	329,936	5.8	5.1
Health Care Providers and Services	3	280,673	303,859	5.3	6.9
Hotels, Restaurants and Leisure	3	148,286	195,553	3.4	7.9
Media	3	214,657	226,648	4.0	4.2
Metals and Mining	2	115,322	106,823	1.9	1.4
Office Electronics	1	45,872	63,839	1.1	0.3
Pharmaceuticals and Biotechnology	11	620,662	749,210	13.1	3.9
Retailing	10	576,199	629,504	11.0	5.5
Semiconductors and Semiconductor Equipment	1	68,980	66,764	1.2	3.8
Software and Services	5	170,825	185,520	3.2	7.5
Telecommunication Services	—	—	—	—	0.6
Transportation	1	49,776	48,919	0.8	3.3
Utilities	2	100,371	111,258	1.9	1.0

	89	4,920,368	5,632,744	98.4	97.5
Other Assets Less Liabilities	—	90,066	90,066	1.6	2.5

Net Assets	89	$5,010,434	$5,722,810	100.0%	100.0%

_____________
See footnotes on page 7 .

Seligman Portfolios, Inc.
Portfolio Overview (unaudited)

Seligman Global Technology Portfolio

Largest Portfolio Changes †
During the Six Months Ended June 30, 2003

Largest Purchases	Largest Sales

Laboratory Corporation of America Holdings*	Infosys Technologies**
NEC*	PeopleSoft**
Pioneer*	Hewlett-Packard**
ALLTEL*	Cosmote Mobile Communications**
Nortel Networks*	Ambit Microsystems**
Matsushita Electric Industrial*	Garmin**
Network Associates	Satyam Computer Services**
Telefonaktiebolaget LM Ericsson (ADRs)*	VERITAS Software**
Autodesk	SMC**
Flextronics International*	Hoya

Diversification of Net Assets by Industry ***
June 30, 2003

				Percent of Net Assets

				June 30,	December 31,
	Issues	Cost	Value	2003	2002

Common Stocks, Net of Call Options Written:

Application Software	10	$2,008,288	$ 1,767,024	16.3%	14.5%
Capital Goods	1	140,224	186,425	1.7	1.8
Commercial Services and Supplies	2	151,211	140,610	1.3	4.9
Communications Equipment	5	695,257	696,991	6.4	3.1
Computers and Peripherals	7	1,169,967	1,300,635	12.0	9.3
Consumer Durables and Apparel	4	344,502	364,541	3.4	3.1
Data Processing and Outsourced Services	7	2,054,880	1,739,849	16.1	14.3
Electronic Equipment and Instruments	7	774,179	691,078	6.4	7.5
Health Care	6	658,509	734,463	6.8	2.0
Home Entertainment Software	1	96,286	119,112	1.1	0.7
Hotels, Restaurants and Leisure	1	54,725	56,730	0.5	—
Internet Software and Services	—	—	—	—	1.4
Materials	1	138,202	194,769	1.8	2.3
Media	1	147,839	122,931	1.1	2.8
Office Electronics	3	246,936	293,479	2.7	3.2
Retailing	1	60,650	87,032	0.8	—
Semiconductors and Semiconductor Equipment	8	666,995	717,226	6.6	5.2
Systems Software	6	2,095,000	1,913,126	17.6	15.8
Telecommunication Services	4	554,384	599,446	5.5	1.2

	75	12,058,034	11,725,467	108.1	93.1
Put Options Purchased	1	25,434	2,410	—	—
Other Assets Less Other Liabilities	—	(880,408)	(880,408)	(8.1)	6.9

Net Assets	76	$11,203,060	$10,847,469	100.0%	100.0%

_____________
See footnotes on page 7 .

Seligman Portfolios, Inc.
Portfolio Overview (unaudited)

Largest Portfolio Changes †
During the Six Months Ended June 30, 2003

Seligman High-Yield Bond Portfolio
Largest Purchases	Largest Sales

Qwest Services 13.50%, 12/15/2010*	Spanish Broadcasting System 9.625%, 11/1/2009**
Williams Companies 8.125%, 3/15/2012*	Magnum Hunter Resources 9.60%, 3/15/2012**
Charter Communications Holdings 0% (11.75%), 5/15/2011*	Chesapeake Energy 8.375%, 11/1/2008**
Alliance Imaging 10.375%, 4/15/2011*	Mandalay Resort Group 9.375%, 2/15/2010
Sun Media 7.625%, 2/15/2013*	Encore Acquisition 8.375%, 6/15/2012**
Houghton Mifflin 9.875%, 2/1/2013*	Methanex 8.75%, 8/15/2012**
El Paso Production Holdings 7.75%, 6/1/2013*	Qwest 8.875%, 3/15/2012**
Dynegy Holdings 8.75%, 2/15/2012*	Nuevo Energy 9.50%, 6/1/2008**
Dex Media East 12.125%, 11/15/2012*	EchoStar 9.375%, 2/1/2009
IASIS Healthcare 13%, 10/15/2009*	Trimas 9.875%, 6/15/2012**

Seligman Income and Growth Portfolio
Largest Purchases	Largest Sales

US Treasury Notes:	FHLMC Gold 4.50%, 11/1/2007
1.125%, 6/30/2005*	US Treasury Notes 4%, 11/15/2012**
3.875%, 2/15/2013*	Gillette**
US Treasury Bonds 5.375%, 2/15/2031	US Treasury Bonds 6.25%, 8/15/2023**
FNMA 1.75%, 6/16/2016*	Exxon Mobil
Sun Microsystems*	Lockheed Martin
FHLMC 2.20%, 9/12/2005*	Coca-Cola**
FNMA 2.65%, 4/3/2006*	FHLMC 4.125%, 1/17/2006**
General Electric	W.R. Berkley
FHLMC 4%, 6/12/2013*	FNMA 5.25%, 2/22/2007**
Computer Sciences 6.75%, 6/15/2016*

Seligman International Growth Portfolio
Largest Purchases	Largest Sales

The Carphone Warehouse Group*	Amvescap**
JFE Holdings*	Bank of Ireland**
Royal Dutch Petroleum (NY shares)*	Aventis**
DBS Group Holdings*	ENI
EnCana*	Commonwealth Bank of Australia**
BP (ADRs)	Syngenta
Pioneer*	Reed Elsevier**
Singapore Technologies Engineering*	AstraZeneca (ADRs)**
Matsushita Electric Industrial*	E.ON
Casino Guichard-Perrachon*	News Corp. (ADRs)

_____________
See footnotes on page 7.

Seligman Portfolios, Inc.
Portfolio Overview (unaudited)

Diversification of Net Assets by Industry ***
June 30, 2003

Seligman International Growth Portfolio

				Percent of Net Assets

				June 30,	December 31,
	Issues	Cost	Value	2003	2002

Common and Preferred Stocks:

Automobiles and Components	4	$ 167,093	$180,042	5.8%	2.8%
Banks	9	474,180	504,565	16.3	15.3
Capital Goods	2	61,150	59,486	1.9	2.1
Chemicals	3	86,685	90,482	2.9	4.0
Commercial Services and Supplies	1	29,110	29,369	1.0	—
Communications Equipment	—	—	—	—	2.0
Consumer Durables and Apparel	4	182,564	197,610	6.4	5.3
Consumer Staples	4	134,976	139,400	4.5	9.1
Containers and Packaging	1	24,968	33,362	1.1	1.1
Diversified Financials	2	54,619	63,966	2.1	5.1
Electronic Equipment and Instruments	1	24,389	22,444	0.7	0.7
Energy	7	325,708	371,215	12.0	12.3
Health Care	6	189,405	210,309	6.8	12.2
Insurance	2	55,919	44,403	1.4	1.6
Media	2	70,973	84,606	2.8	5.9
Metals and Mining	2	142,096	153,127	5.0	1.7
Office Electronics	1	53,256	68,958	2.2	1.3
Paper and Forest Products	1	19,173	16,082	0.5	1.9
Retailing	2	103,114	129,798	4.2	—
Semiconductors and Semiconductor Equipment	2	45,749	48,872	1.6	2.4
Telecommunication Services	7	211,590	250,933	8.1	5.5
Transportation	3	115,653	111,902	3.6	2.1
Utilities	4	106,163	108,946	3.5	2.9

	70	2,678,533	2,919,877	94.4	97.3
Other Assets Less Liabilities	—	172,159	172,159	5.6	2.7

Net Assets	70	$2,850,692	$3,092,036	100.0%	100.0%

Largest Portfolio Changes †
During the Six Months Ended June 30, 2003

Seligman Investment Grade Fixed Income Portfolio

Largest Purchases	Largest Sales

US Treasury Notes 3%, 2/15/2008*	US Treasury Bonds 6.25%, 8/15/2023**
FHLMC GOLD:	Core Investment Grade 4.727%, 11/30/2007**
6.50%, 7/1/2032*	FHLMC GOLD 4.50%, 11/1/2007
6%, 12/1/2032*	US Treasury Notes 4%, 11/15/2012**
FNMA 2.875%, 5/19/2008*	FHLMC:
FHLMC 4%, 6/12/2013*	3.60%, 1/28/2005**
US Treasury Notes 1.125%, 6/30/2005*	5.75%, 4/29/2009**
FNMA:	4.125%, 1/17/2006**
1.75%, 6/16/2006*	FNMA 5.25%, 3/22/2007**
7%, 5/1/2032*	FHLMC 4.50%, 7/23/2007**
FHLMC:	FNMA 2.40%, 11/19/2004**
5.50%, 4/1/2029*
2.20%, 9/12/2005*

_____________
See footnotes on page 7.

Seligman Portfolios, Inc.
Portfolio Overview (unaudited)

Largest Portfolio Changes †
During the Six Months Ended June 30, 2003

Seligman Large-Cap Growth Portfolio

Largest Purchases	Largest Sales

Eaton*	Amgen
Hewlett-Packard	Genentech
The Home Depot*	Johnson & Johnson
Tyco International*	AFLAC
Carnival*	Hilton Hotels
General Electric	Praxair
Illinois Tool Works*	Monsanto
3M*	PepsiCo*
QUALCOMM	Harley-Davidson
Wal-Mart Stores	Medtronic

Seligman Large-Cap Value Portfolio

Largest Purchases	Largest Sales

Honeywell International*	Juniper Networks**
Sears, Roebuck*	Goodrich (B.F.)**
Cisco Systems*	Boeing**
CSX*	El Paso**
AES	Washington Mutual
Citigroup
Kimberly-Clark
Medtronic
St. Paul Companies
Costco Wholesale

Seligman Small-Cap Value Portfolio

Largest Purchases	Largest Sales

AGCO*	Smith International**
J.B. Hunt Transport Services*	Equitable Resources**
Select Medical*	Clayton Homes**
Sotheby’s Holdings (Class A)*	Fresh Del Monte Produce**
Lyondell Chemical*	Reader’s Digest Association**
Hanover Compressor*	Trimble Navigation
Loews-Carolina Group*	Fred’s
Brink’s*	Continental Airlines
Enzon	Eon Labs**
Pharmacopeia	Agere Systems (Class A)

_____________
†    Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
*      Position added during the period.
**  Position eliminated during the period.
*** "Diversification of Net Assets by Industry" is included for the Seligman International Portfolios because their portfolio holdings are listed by country rather than by industry in the "Portfolios of Investments."

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Capital Portfolio

	Shares	Value
Common Stocks 94.2%

Automobiles and Components 2.4%

Gentex*	8,700	$266,220
Harley-Davidson	1,700	67,762

		333,982

Capital Goods 8.9%

Danaher	2,100	142,905
Fastenal	9,800	333,739
Navistar International*	9,000	293,670
Rockwell Automation	20,900	498,256

1,268,570

Chemicals 4.1%

Georgia Gulf	12,900	255,420
Lyondell Chemical	14,200	192,126
Potash of Saskatchewan (Canada)	2,000	128,000

		575,546

Commercial Services and
Supplies 3.9%

Cintas	3,100	109,880
H&R Block	3,300	142,725
Pitney Bowes	3,900	149,799
Robert Half International*	8,300	157,202

		559,606

Communications Equipment 5.2%

ADC Telecommunications*	39,800	92,933
ADTRAN*	1,200	61,218
Corning*	16,000	118,240
Foundry Networks*	5,500	79,173
JDS Uniphase*	17,400	61,161
Juniper Networks*	8,100	100,156
Lucent Technologies*	22,200	45,066
McDATA (Class A)*	5,600	82,180
UTStarcom*	2,700	96,039

		736,166

Computers and Peripherals 0.6%

Network Appliance*	5,500	89,210

Consumer Durables and Apparel 1.1%

Mattel	8,400	158,928

Consumer Staples 3.2%

Smithfield Foods*	19,800	453,816

Electronic Equipment and
Instruments 4.8%

Amphenol*	1,600	74,912
Flextronics International* (Singapore)	9,300	97,092
Molex	5,300	143,074
Symbol Technologies	17,300	225,073
Vishay Intertechnology*	10,900	143,880

		684,031

	Shares	Value
Energy 0.8%

BJ Services*	3,000	$112,080

Health Care Equipment and Supplies 3.5%

Applera-Applied Biosystems Group	2,800	53,284
Biomet	6,400	183,392
St. Jude Medical*	2,400	138,000
Zimmer Holdings*	2,600	117,130

		491,806

Health Care Providers and Services 2.4%

Pharmaceutical Product Development*	6,700	192,390
Quest Diagnostics*	2,300	146,740

		339,130

Hotels, Restaurants and Leisure 2.9%

P.F. Chang’s China Bistro*	4,100	201,945
Starbucks*	5,700	139,622
Yum! Brands*	2,500	73,900

		415,467

Media 1.0%

Univision Communications (Class A)*	4,800	145,920

Pharmaceuticals and Biotechnology 11.8%

Allergan	1,800	138,780
Biogen*	3,300	125,334
Chiron*	1,600	70,064
Genzyme*	3,700	153,864
Gilead Sciences*	3,600	199,962
IDEC Pharmaceuticals*	4,900	166,576
King Pharmaceuticals*	7,100	104,796
MedImmune*	7,900	287,402
SICOR*	9,400	190,491
Watson Pharmaceuticals*	5,700	230,109

		1,667,378

Retailing 6.9%

Amazon.com*	2,100	76,535
Bed Bath & Beyond*	4,300	166,990
Chico’s FAS*	11,600	244,180
Staples*	11,600	212,744
Williams-Sonoma*	9,700	283,240

		983,689

_____________
* Non-income producing security.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Capital Portfolio (continued)

	Shares	Value
Semiconductors and Semiconductor
Equipment 9.2%

Altera*	5,600	$92,232
Broadcom (Class A)*	1,600	39,832
Cabot Microelectronics*	3,000	151,560
KLA-Tencor*	4,900	227,752
Micron Technology*	7,300	84,899
National Semiconductor*	4,400	86,768
Novellus Systems*	7,100	260,037
QLogic*	6,300	303,345
RF Micro Devices*	10,000	60,250

		1,306,675

Software and Services 14.9%

BEA Systems*	5,300	57,478
BearingPoint*	10,800	104,220
BMC Software*	5,100	83,283
Ceridian*	7,600	128,972
Citrix Systems*	2,700	54,985
Cognos* (Canada)	6,200	167,524
Compuware*	4,900	28,298
Fiserv*	7,200	256,860
Mercury Interactive*	7,200	277,956
PeopleSoft*	6,000	105,450
Siebel Systems*	18,300	174,033
Symantec*	3,300	144,590
Synopsys*	3,500	216,422
VERITAS Software*	6,500	186,290
Yahoo!*	4,000	132,560

		2,118,921

	Shares or
	Principal
	Amount	Value
Telecommunication Services 2.3%

Nextel Communications (Class A)*	10,700 shs.	$192,814
Sprint PCS Group*	22,500	129,375

		322,189

Transportation 4.3%

Arkansas Best	11,600	274,862
J.B. Hunt Transport Services*	500	19,075
JetBlue Airways*	700	29,600
C.H. Robinson Worldwide	4,500	160,110
Swift Transportation*	6,500	121,030

		604,677

Total Common Stocks
(Cost $11,749,001)		13,367,787

Repurchase Agreement 6.0%

State Street Bank & Trust, 0.93%,
dated 6/30/2003, maturing
7/1/2003 in the amount of
$850,022, collateralized by:
$750,000 US Treasury Bonds
10%, 5/15/2010, with a fair
market value of $877,500
(Cost $850,000)	$850,000	850,000

Total Investments 100.2%
(Cost $12,599,001)		14,217,787

Other Assets Less Liabilities (0.2)%		(34,456)

Net Assets 100.0%		$14,183,331

_____________
* Non-income producing security. See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Cash Management Portfolio

	Annualized
	Yield on	Principal
	Purchase Date	Amount	Value
US Government
and Government
Agency
Securities 63.3%

US Government
Securities 13.0%

US Treasury Bills,
7/24/2003
(Cost $749,523)	1.01%	$ 750,000	$749,523

US Government
Agency Securities 50.3%

Federal Home Loan
Bank, 7/7/2003	0.96	1,000,000	999,842
Federal Home Loan
Mortgage, 7/22/2003	1.01	903,000	902,473
Federal National
Mortgage
Association, 7/11/2003	0.92	1,000,000	999,747

Total US Government
Agency Securities
(Cost $2,902,062)			2,902,062

Total US Government
and Government
Agency Securities
(Cost $3,651,585)			3,651,585

	Annualized
	Yield on	Principal
	Purchase Date	Amount	Value
Commercial
Paper 16.4%

AIG Funding, 7/15/2003	0.93%	$300,000	$299,893
American Express Credit,
8/14/2003	0.91	300,000	299,670
General Electric Capital,
8/12/2003	1.13	350,000	349,547

Total Commercial Paper
(Cost $949,110)			949,110

Repurchase
Agreement 24.3%

State Street Bank &
Trust, 0.93%, dated
6/30/2003, maturing
7/1/2003 in the amount of
$1,400,036, collateralized
by: $1,235,000 US
Treasury Bonds 10%,
5/15/2010, with a
fair market value of
$1,444,950
(Cost $1,400,000)	0.94	1,400,000	1,400,000

Total Investments 104.0%
(Cost $6,000,695)			6,000,695
Other Assets
Less Liabilities (4.0)%			(229,711)

Net Assets 100.0%			$5,770,984

_____________

See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Common Stock Portfolio

	Shares	Value
Common Stocks 99.6%

Automobiles and Components 0.6%

Lear*	1,480	$68,110

Banks 8.2%

Bank of America	5,070	400,682
Golden West Financial	1,120	89,611
GreenPoint Financial	1,800	91,692
Radian Group	1,480	54,242
U.S. Bancorp	2,980	73,010
Wachovia	5,440	217,382

		926,619

Capital Goods 7.4%

Deere	1,330	60,781
General Electric	14,030	402,380
Illinois Tool Works	1,690	111,286
Lockheed Martin	1,040	49,473
PACCAR	630	42,431
Raytheon	1,950	64,038
Tyco International	5,760	109,325

		839,714

Chemicals 1.4%

Air Products and Chemicals	3,930	163,488

Communications Equipment 1.8%

Cisco Systems*	9,850	163,116
Telefonaktiebolaget LM Ericsson
(ADRs) (Sweden)	3,450	36,708

		199,824

Computers and Peripherals 5.5%

Dell*	5,650	180,602
Hewlett-Packard	5,760	122,688
International Business Machines	1,120	92,400
Sun Microsystems*	49,150	225,844

		621,534

Consumer Durables and Apparel 2.0%

Mohawk Industries*	1,620	89,959
Pulte Homes	2,230	137,502

		227,461

Consumer Staples 8.4%

Altria Group	6,670	303,085
Avon Products	710	44,161
Kraft Foods (Class A)	1,770	57,613
Procter & Gamble	1,610	143,580
Unilever (NY shares) (Netherlands)	870	46,980
Wal-Mart Stores	6,750	362,273

		957,692

Diversified Financials 14.4%

Allied Capital	1,860	42,966
American Express	6,230	260,476
The Bank of New York	1,810	52,037

Bear Stearns	4,540	328,787

	Shares	Value

Diversified Financials (continued)

Citigroup	11,860	$507,608
Merrill Lynch	1,620	75,622
J.P. Morgan Chase	9,890	338,040
Morgan Stanley	740	31,635

		1,637,171

Energy 8.8%

ChevronTexaco	2,150	155,230
ConocoPhillips	1,614	88,447
Devon Energy	2,760	147,384
Exxon Mobil	4,050	145,435
Noble Energy	3,790	143,262
Occidental Petroleum	1,650	55,358
Rowan*	3,320	74,368
Royal Dutch Petroleum (NY shares)
(Netherlands)	2,090	97,436
Weatherford International*	2,190	91,761

		998,681

Health Care 11.6%

Amgen*	1,350	90,430
Anthem*	470	36,260
Barr Laboratories*	955	62,553
Boston Scientific*	1,330	81,263
Cardinal Health	970	62,371
Forest Laboratories*	820	44,895
Johnson & Johnson	3,480	179,916
Merck	2,280	138,054
Pfizer	10,200	348,330
Teva Pharmaceutical (ADRs) (Israel)	1,250	71,169
UnitedHealth Group	1,450	72,862
Wyeth	2,870	130,729

		1,318,832

Hotels, Restaurants and Leisure 1.1%

Royal Caribbean Cruises	5,360	124,138

Insurance 4.8%

American International Group	3,700	204,166
W.R. Berkley	3,580	188,666
Everest Re Group	480	36,720
PartnerRe	1,710	87,398
RenaissanceRe Holdings	750	34,140

		551,090

Media 4.4%

AOL Time Warner*	5,890	94,770
Clear Channel Communications*	2,100	89,019
Gannett	1,810	139,026
Univision Communications (Class A)*	2,090	63,536
Viacom (Class B)*	2,510	109,587

		495,938

Paper and Forest Products 1.4%

Weyerhaeuser	3,020	163,080

_____________
* Non-income producing security.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Common Stock Portfolio (continued)

	Shares	Value
Retailing 3.5%

eBay*	1,180	$122,944
Federated Department Stores	1,610	59,328
Limited Brands	8,990	139,345
Michaels Stores	1,900	72,314

		393,931

Semiconductors and Semiconductor
Equipment 3.1%

Analog Devices*	1,520	52,926
Intel	5,290	110,006
KLA-Tencor*	1,200	55,776
LSI Logic*	8,740	61,879
Texas Instruments	4,150	73,040

		353,627

Software and Services 7.6%

Adobe Systems	2,280	72,983
Amdocs*	3,300	79,200
BMC Software*	2,070	33,803
Cadence Design Systems*	10,150	122,409
Check Point Software Technologies* (Israel)	4,770	93,015
Microsoft	15,070	386,018

	Shares	Value
Software and Services (continued)

Network Associates*	2,370	$30,052
Oracle*	3,800	45,657

		863,137

Telecommunication Services 2.2%

Nextel Communications (Class A)*	4,060	73,161
SBC Communications	4,980	127,239
Verizon Communications	1,290	50,891

		251,291

Transportation 0.8%

Burlington Northern Santa Fe	1,710	48,632
CSX	1,500	45,135

		93,767

Utilities 0.6%

Xcel Energy	4,570	68,733

Total Investments 99.6%
(Cost $10,868,678)		11,317,858

Other Assets Less Liabilities 0.4%		40,359

Net Assets 100.0%		$11,358,217

 Seligman Communications and Information Portfolio

Common Stocks 92.1%

Application Software 18.4%

Autodesk	142,900	$2,309,978
BEA Systems*	34,800	377,406
Cadence Design Systems*	178,800	2,156,328
Fair, Isaac	19,600	1,008,420
Printcafe Software*	8,000	19,544
Synopsys*	102,600	6,344,271
Verisity*	18,900	223,492

		12,439,439

Communications Equipment 0.9%

Cisco Systems*	35,500	587,880

Computers and Peripherals 6.6%

International Business Machines	8,200	676,500
Itron*	28,000	602,700
Lexmark International (Class A)*	33,900	2,399,103
Seagate Technology*	43,000	758,950

		4,437,253

Data Processing and
Outsourced Services 15.2%

Affiliated Computer Services (Class A)*	19,600	896,308
Amdocs*	100,800	2,419,200
The BISYS Group*	21,200	389,444
Computer Sciences*	13,400	510,808
Concord EFS*	46,000	677,120
CSG Systems International*	88,300	1,249,445
First Data	17,700	733,488

Data Processing and
Outsourced Services (continued)

Sabre Holdings (Class A)*	8,000	$197,200
SunGard Data Systems*	124,900	3,236,159

		10,309,172

Electronic Equipment and
Instruments 3.7%

Amphenol (Class A)*	19,600	917,672
Orbotech* (Israel)	44,400	740,592
Varian*	16,700	578,989
Waters*	9,900	288,387

		2,525,640

Health Care Equipment and Supplies 6.9%

Advanced Medical Optics*	8,600	146,630
Apogent Technologies*	37,500	750,000
Beckman Coulter	14,200	577,088
Becton, Dickinson	17,800	691,530
Boston Scientific*†	6,200	378,820
Dade Behring Holdings*	14,000	324,870
Fisher Scientific International*	26,800	935,320
Guidant	8,800	390,632
STERIS*	19,600	452,564

		4,647,454

Health Care Providers and Services 10.4%

Laboratory Corporation of America Holdings*	117,400	3,539,610
Quest Diagnostics*	54,200	3,457,960

		6,997,570

_____________
* Non-income producing security.
† 5,600 shares of the security, with a market value of $342,160, are pledged as collateral for the call option written.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Communications and Information Portfolio (continued)

	Shares	Value
Home Entertainment Software 2.6%

Take-Two Interactive Software*	31,900	$904,684
THQ*	49,200	886,092

		1,790,776

Media 2.7%

Clear Channel Communications*	23,900	1,013,121
McGraw-Hill	13,100	812,200

		1,825,321

Pharmaceuticals and
Biotechnology 1.9%

Charles River Laboratories International*	35,600	1,145,608
Digene*	4,900	133,403

		1,279,011

Semiconductors and Semiconductor
Equipment 3.7%

Amkor Technology*	146,300	1,923,113
Marvell Technology Group*	17,500	601,563

		2,524,676

Systems Software 18.9%

BMC Software*	133,700	2,183,321
Computer Associates International	143,500	3,197,180
Microsoft	100,000	2,561,500
NetIQ*	49,700	768,114
Network Associates*	71,700	909,156
Symantec*	71,500	3,132,772

12,752,043

	Shares, Principal
	Amount or
	Shares
	Subject to Call	Value
Telecommunication Services 0.2%

ALLTEL	3,500 shs.	$168,770

Total Common Stocks
(Cost $68,144,567)		62,285,005

Repurchase Agreement 8.9%

State Street Bank & Trust, 0.93%,
dated 6/30/2003, maturing
7/1/2003 in the amount of
$6,000,155, collateralized by:
$5,285,000 US Treasury Bonds
10%, 5/15/2010, with a fair
market value of $6,183,450
(Cost $6,000,000)	$6,000,000	6,000,000

Total Investments 101.0%
(Cost $74,144,567)		68,285,005

Call Options Written * (0.1)%

Boston Scientific, expiring
August 2003 at $55 (Premiums
received $10,441)	5,600 shs.	(40,040)

Other Assets Less
Other Liabilities (0.9)%		(628,114)

Net Assets 100.0%	$ 67,616,851

Seligman Frontier Portfolio

Common Stocks 99.7%

Capital Goods 6.5%

Aeroflex*	10,400	$80,444
AMETEK	2,205	80,813
Baldor Electric	297	6,118
Chicago Bridge & Iron	1,799	40,801
CLARCOR	1,200	46,260
Cubic	2,807	62,372
EMCOR Group*	700	34,552
Graco	1,513	48,416
IDEX	1,172	42,473

		442,249

Chemicals 1.6%

Airgas*	4,420	74,035
Minerals Technologies	728	35,424

		109,459

Communications Equipment 5.3%

Adaptec*	12,991 shs.	$100,875
ARRIS Group*	10,893	54,084
Extreme Networks*	5,619	29,781
McDATA (Class A)*	7,140	104,779
Tekelec*	5,995	67,684

		357,203

Consumer Durables and Apparel 1.7%

Oakley*	3,030	35,663
Wolverine World Wide	4,154	80,006

		115,669

Consumer Staples 0.6%

Wild Oats Markets*	3,797	41,406

_____________
* Non-income producing.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Frontier Portfolio (continued)

	Shares	Value
Diversified Commercial Services 8.1%

Career Education*	1,281	$87,588
Corinthian Colleges*	2,128	103,070
The Corporate Executive Board*	3,160	129,244
Education Management*	997	53,006
Watson Wyatt Holdings*	4,160	96,429
West*	3,060	81,625

		550,962

Electronic Equipment and Instruments 1.6%

Cognex*	1,478	33,070
Electro Scientific Industries*	3,054	46,344
Methode Electronics (Class A)	2,911	31,584

		110,998

Employment Services 1.8%

Resources Connection*	5,200	123,942

Energy 6.1%

Evergreen Resources*	957	51,975
Key Energy Services*	6,038	64,727
Lone Star Technologies*	1,508	31,939
Maverick Tube*	2,693	51,571
Patina Oil & Gas	1,561	50,186
Patterson-UTI Energy*	1,999	64,758
Ultra Petroleum*	3,540	45,701
Western Gas Resources	1,436	56,866

		417,723

Environmental Services 0.5%

Headwaters*	2,395	35,171

Financials 11.5%

Affiliated Managers Group*	1,900	115,805
American Capital Strategies	2,549	63,483
Arch Capital Group*	992	34,457
Brown & Brown	1,331	43,258
Community First Bankshares	1,348	36,720
Corrections Corporation of America*	2,304	58,360
East West Bancorp	2,000	72,290
F.N.B.	1,372	41,510
Gladstone Capital	952	19,602
HCC Insurance Holdings	2,292	67,774
Hilb, Rogal and Hamilton	970	33,019
Investors Financial Services	590	17,086
Jefferies Group	879	43,765
Southwest Bancorporation of Texas*	529	17,195
UCBH Holdings	2,130	61,014
W Holding	2,000	33,840
Wintrust Financial	900	26,645

		785,823

Health Care Equipment and Supplies 6.4%

American Medical Systems Holdings*	2,290	38,781
Cooper Companies	2,004	69,679
Dade Behring Holdings*	2,720	63,118

	Shares	Value
Health Care Equipment and
Supplies (continued)

Diagnostic Products	1,200	$49,260
Edwards Lifesciences*	1,920	61,709
Kyphon*	1,480	22,119
Merit Medical Systems*	1,150	23,046
Respironics*	2,070	77,470
Thoratec*	2,100	31,164

		436,346

Health Care Providers and Services 5.8%

AmSurg*	1,886	57,532
Apria Healthcare Group*	2,900	72,152
Community Health Systems*	3,274	63,155
Odyssey HealthCare*	1,146	42,391
Select Medical*	6,290	156,181

		391,411

Hotels, Restaurants and Leisure 6.1%

Alliance Gaming*	3,770	71,291
P.F. Chang’s China Bistro*	633	31,178
Cheesecake Factory*	1,479	53,044
Choice Hotels International*	1,290	35,230
Jack in the Box*	2,262	50,443
RARE Hospitality International*	2,708	88,511
Station Casinos*	3,478	87,820

		417,517

Media 4.1%

Cox Radio (Class A)*	3,900	90,129
Cumulus Media (Class A)*	2,722	51,541
Imax* (Canada)	2,703	24,435
Macrovision*	5,600	111,972

		278,077

Office Electronics 0.7%

Zebra Technologies (Class A)*	598	44,892

Pharmaceuticals and Biotechnology 2.3%

Alexion Pharmaceuticals*	3,400	57,970
Cell Genesys*	1,813	15,347
CV Therapeutics*	820	24,256
Medicines*	1,730	34,470
Trimeris*	514	23,546

		155,589

Retailing 7.1%

Advance Auto Parts*	1,600	97,440
AnnTaylor Stores*	2,338	67,685
Chico’s FAS*	2,054	43,237
Cost Plus*	972	34,657
Gymboree*	2,570	43,163
Hollywood Entertainment*	5,763	99,095
Hot Topic*	1,884	50,764
The Pep Boys – Manny, Moe & Jack	3,700	49,987

		486,028

_____________
* Non-income producing security.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Frontier Portfolio (continued)

	Shares	Value
Semiconductors and Semiconductor
Equipment 7.6%

Applied Micro Circuits*	3,605	$21,792
ATMI*	2,119	52,922
Cymer*	1,416	45,255
DSP Group*	3,890	83,927
Exar*	5,200	82,550
FEI*	1,400	26,271
Micrel*	3,442	35,745
Photronics*	2,464	42,713
RF Micro Devices*	8,020	48,321
Semtech*	3,938	56,038
Skyworks Solutions	2,944	19,901

		515,435

Software and Services 12.4%

Acxiom*	5,200	78,598
Agile Software*	13,110	126,643
Business Objects (ADRs)* (France)	1,970	43,153
CACI International (Class A)*	1,600	54,880
Documentum*	3,389	66,526
FileNET*	4,290	77,370
Jack Henry & Associates	2,250	40,230
Informatica*	13,500	92,947
iPayment Holdings*	620	14,827
Pegasus Solutions*	2,522	41,058
Progress Software*	3,573	73,997
Retek*	6,204	39,768
Verisity* (Israel)	5,112	60,449
Verity*	812	10,304
webMethods*	2,887	23,428

		844,178

	Shares or
	Principal
	Amount	Value
Transportation 1.9%

Heartland Express*	1,203 shs.	$26,743
Knight Transportation*	1,160	28,855
Old Dominion Freight Line*	1,446	31,176
UTi Worldwide	1,421	44,307

		131,081

Total Common Stocks
(Cost $6,048,280)		6,791,159

Repurchase Agreement 1.5%

State Street Bank & Trust, 0.93%,
dated 6/30/2003, maturing
7/1/2003 in the amount of
$100,003, collateralized by:
$90,000 US Treasury Bonds
10%, 5/15/2010, with a fair
market value of $105,300
(Cost $100,000)	$100,000	100,000

Total Investments 101.2%
(Cost $6,148,280)		6,891,159
Other Assets Less Liabilities (1.2)%		(81,772)

Net Assets 100.0%		$6,809,387

Seligman Global Growth Portfolio

Common Stocks 94.9%

Australia 0.7%

News Corp. (ADRs) (Media)	600	$18,162

Austria 0.3%

Mayr-Melnhof Karton (Containers and
Packaging)	100	8,340

Belgium 1.1%

Mobistar* (Telecommunication Services)	700	28,817

Canada 1.1%

EnCana (Energy)	700	26,694

Denmark 0.7%

Danske Bank (Banks)	900	17,553

Finland 1.3%

Fortum (Energy)	3,200 shs.	$25,692
UPM-Kymmene*
(Paper and Forest Products)	400	5,848

		31,540

France 2.6%

Caisse Nationale de Cr´edit Agricole (Banks)	1,550	29,507
Casino Guichard-Perrachon*
(Consumer Staples)	300	23,465
Schneider Electric* (Capital Goods)	100	4,709
Total (ADRs) (Energy)	100	7,580

		65,261

_____________
* Non-income producing security.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Global Growth Portfolio (continued)

	Shares	Value
Germany 2.8%

Bayer (Chemicals)	600	$13,927
Bayerische Motoren Werke "BMW"
( Automobiles and Components)	450	17,340
E.ON (Utilities)	300	15,449
PUMA (Consumer Durables and Apparel)	250	24,874

		71,590

Greece 1.5%

Cosmote Mobile Communications*
(Telecommunication Services)	1,000	10,697
Public Power "PPC"* (Utilities)	400	7,233
Vodafone Panafon (Telecommunication
Services)	3,000	20,014

		37,944

Hong Kong 0.5%

CNOOC (Energy)	8,400	12,280

India 0.5%

Ranbaxy Laboratories (Health Care)	800	13,546

Israel 0.5%

Teva Pharmaceutical Industries (ADRs)
(Health Care)	200	11,387

Italy 1.5%

Eni (Energy)	800	12,119
Telecom Italia Mobile "TIM"
( Telecommunication Services)	5,300	26,153

		38,272

Japan 11.8%

Canon (Office Electronics)	500	22,986
East Japan Railway (Transportation)	7	31,188
Honda Motor* (Automobiles and Components)	400	15,185
JFE Holdings (Metals and Mining)	4,000	60,073
JSR (Chemicals)	1,100	13,390
Matsushita Electric Industrial ( Consumer
Durables and Apparel)	2,000	19,841
Nissan Motor (Automobiles and Components)	3,100	29,693
Nomura Holdings (Diversified Financials)	1,900	24,159
NTT DoCoMo (ADRs) (Telecommunication
Services)	700	15,386
Pioneer (Consumer Durables and Apparel)	1,000	22,527
Secom (Commercial Services and Supplies)	500	14,684
Takeda Chemical Industries (Health Care)	500	18,481
USS (Retailing)	200	10,146

		297,739

Netherlands 2.5%

Gucci Group (NY shares)
(Consumer Durables and Apparel)	300	29,400
Royal Dutch Petroleum (NY shares) (Energy)	500	23,310
Unilever (NY shares) (Consumer Staples)	200	10,800

		63,510

	Shares	Value
Norway 0.8%

DnB Holding (Banks)	3,800	$18,753

Singapore 1.9%

DBS Group Holdings* (Banks)	4,000	23,399
Singapore Technologies Engineering
(Capital Goods)	23,400	23,124

		46,523

South Korea 1.4%

Kookmin Bank (Banks)	200	6,028
Samsung Electronics (Semiconductors
and Semiconductor Equipment)	100	29,720

		35,748

Spain 2.2%

Banco Bilbao Vizcaya Argentaria "BBVA"
(Banks)	2,450	25,786
Banco Popular Espa?nol (Banks)	575	29,101
Red El´ectrica de Espa?na (Utilities)	100	1,311

		56,198

Sweden 0.6%

Tele2 (Series B)* (Telecommunication Services)	400	14,884

Switzerland 2.7%

Converium Holding (Insurance)	200	9,248
Nestl´e (Consumer Staples)	50	10,340
Novartis (Health Care)	300	11,897
Roche Holding (Health Care)	200	15,722
Swiss Re (Insurance)	100	5,553
Syngenta (Chemicals)	300	15,071

		67,831

Taiwan 0.4%

Taiwan Semiconductor Manufacturing (ADRs)*
(Semiconductors and Semiconductor
Equipment)	1,100	11,088

United Kingdom 11.7%

BAA (Transportation)	1,400	11,350
Barclays* (Banks)	3,400	25,289
BHP Billiton (Metals and Mining)	7,500	39,546
BP (ADRs) (Energy)	900	37,818
British Sky Broadcasting Group* (Media)	2,400	26,638
The Carphone Warehouse Group* (Retailing)	26,800	42,969
Gallagher Group (ADRs) (Consumer Staples)	200	7,920
GlaxoSmithKline (ADRs)* (Health Care)	500	20,270
National Grid Transco (Utilities)	3,000	20,380
Royal Bank of Scotland Group (Banks)	1,591	44,706
Vodafone Group (ADRs) (Telecommunication
Services)	900	17,685

		294,571

_____________
* Non-income producing security.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Global Growth Portfolio (continued)

	Shares	Value
United States 43.8%

Amgen* (Health Care)	800	$53,588
BioMarin Pharmaceutical* (Health Care)	1,300	12,682
Cisco Systems* (Communications
Equipment)	2,200	36,432
Citigroup (Diversified Financials)	1,200	51,360
Coca-Cola (Consumer Staples)	1,400	64,974
Consolidated Edison (Utilities)	900	38,952
Eastman Chemical (Chemicals)	700	22,169
Exxon Mobil (Energy)	1,400	50,274
Fannie Mae (Banks)	400	26,976
First Data (Software and Services)	600	24,864
Freddie Mac (Banks)	500	25,385
General Electric (Capital Goods)	1,700	48,756
Hewlett-Packard (Computers
and Peripherals)	2,200	46,860
Intel (Semiconductors and
Semiconductor Equipment)	1,900	39,511
International Business Machines
(Computers and Peripherals)	500	41,250
Johnson & Johnson (Health Care)	800	41,360
Lubrizol (Chemicals)	400	12,396
Marathon Oil (Energy)	1,500	39,525
Medtronic (Health Care)	1,400	67,158
Merck (Health Care)	600	36,330
Microsoft (Software and Services)	1,500	38,423

	Shares	Value
United States (continued)

Occidental Petroleum (Energy)	1,100	$36,905
Pfizer (Health Care)	1,100	37,565
PNC Financial Services Group (Banks)	800	39,048
Praxair (Chemicals)	200	12,020
Procter & Gamble (Consumer Staples)	300	26,754
Trimeris* (Health Care)	300	13,743
Union Pacific (Transportation)	400	23,208
US Bancorp (Banks)	1,600	39,200
UST (Consumer Staples)	700	24,521
Wal-Mart Stores (Consumer Staples)	600	32,202

		1,104,391

Total Common Stocks
(Cost $2,290,191)		2,392,622

Preferred Stocks 1.0%
(Cost $23,048)

Germany 1.0%

Porsche (non-voting)* (Automobiles and
Components)	60	25,467

Total Investments 95.9%
(Cost $2,313,239)		2,418,089
Other Assets Less Liabilities 4.1%		102,769

Net Assets 100.0%		$2,520,858

Seligman Global Smaller Companies Portfolio

Common Stocks 98.4%

Belgium 1.1%

Omega Pharma (Health Care Equipment
and Supplies)	2,000	$60,963

Canada 4.0%

Ensign Resource Service Group (Energy)	3,900	58,108
Goldcorp (Metals and Mining)	5,000	60,000
Neurochem* (Pharmaceuticals and
Biotechnology)	6,400	66,089
SouthernEra Resources* (Metals and
Mining)	12,000	46,823

		231,020

France 2.6%

ActivCard (ADRs)* (Computers and
Peripherals)	470	4,402
Montupet (Automobiles and Components)	2,190	36,602
Neopost* (Office Electronics)	1,500	63,839
SR Teleperformance* (Media)	3,000	44,515

		149,358

Germany 2.2%

BERU (Automobiles and Components)	714	$41,187
Medion (Retailing)	2,000	87,097

		128,284

Hong Kong 3.6%

China Pharmaceutical Group
(Pharmaceuticals and Biotechnology)	206,000	69,343
TechTronic Industries (Consumer Durables
and Apparel)	50,000	83,674
Wah Sang Gas Holdings (Utilities)	450,000	53,089

		206,106

India 5.5%

Bharat Forge (Capital Goods)	9,000	66,301
Divi’s Laboratories* (Pharmaceuticals and
Biotechnology)	2,700	31,995
Matrix Laboratories (Pharmaceuticals and
Biotechnology)	900	11,010
_____________
* Non-income producing security.
See Notes to Financial Statements

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Global Smaller Companies Portfolio (continued)

	Shares	Value
India (continued)

Ranbaxy Laboratories (Pharmaceuticals and
Biotechnology)	12,120	$205,229

		314,535

Israel 3.0%

M-Systems Flash Disk Pioneers*
(Computers and Peripherals)	9,800	109,515
RADVision* (Software and Services)	9,700	64,602

		174,117

Japan 12.6%

Alpine Electronics (Consumer Durables
and Apparel)	7,800	96,967
Citizen Electronics ( Electronic Equipment
and Instruments)	1,400	61,207
Drake Beam Morin-Japan (Commercial
Services and Supplies)	3,200	101,723
GEOMATEC (Electronic Equipment and
Instruments )	3,400	53,615
JSR (Chemicals)	8,000	97,384
Showa (Automobiles and Components)	6,000	54,816
Tamron (Consumer Durables and Apparel)	6,000	168,704
USS (Retailing)	1,670	84,716

		719,132

Netherlands 0.6%

IHC Caland (Energy)	700	35,798

Norway 0.5%

TGS Nopec Geophysical* (Energy)	2,600	29,195

Singapore 3.9%

Citiraya Industries (Capital Goods)	90,000	30,158
ComfortDelGro* (Transportation)	107,000	48,919
DMX Technologies Group* (Software
and Services)	194,000	31,952
Innovalues Precision (Capital Goods)	70,000	46,912
Unisteel Technology (Computers and
Peripherals)	160,000	66,790

		224,731

South Korea 7.4%

Baiksan (Commercial Services and Supplies)	6,000	48,271
F&F (Media)	16,000	39,113
Interflex (Electronic Equipment and
Instruments)	2,200	31,494
KH Vatec* (Electronic Equipment and
Instruments)`	1,100	100,377
LG Life Sciences* (Pharmaceuticals and
Biotechnology)	3,100	111,984
NHN (Software and Services)	200	24,696
Seoul Semiconductor (Semiconductors and
Semiconductor Equipment)	5,500	66,764

		422,699

	Shares	Value
Spain 2.2%

Aldeasa (Retailing)	3,270	$67,328
Gamesa Corporaci´on Tecnol´ogica "Gamesa"
(Utilities)	2,600	58,168

		125,496

Taiwan 3.2%

CTCI (Capital Goods)	101,000	65,368
Global Sun Technology*
(Communications Equipment)	40,000	51,430
Pihsiang Machinery Manufacturing
(Health Care Equipment and Supplies)	23,000	68,116

		184,914

United Kingdom 7.2%

Benfield Group* (Financials)	8,400	39,154
Capita Group (Commercial Services
and Supplies)	28,000	104,596
The Carphone Warehouse Group* (Retailing)	26,900	43,129
Eidos* (Software and Services)	17,000	38,356
Game Group (Retailing)	43,000	40,690
Hit Entertainment (Media)	35,000	143,021

		408,946

United States 38.8%

ActivCard* (Computers and Peripherals)	4,900	45,889
Advance Auto Parts* (Retailing)	1,400	85,260
Airgas* (Chemicals)	1,740	29,145
Alexion Pharmaceuticals* (Pharmaceuticals
and Biotechnology)	4,800	81,840
Arch Capital Group* (Financials)	1,320	45,850
BioMarin Pharmaceutical* (Pharmaceuticals
and Biotechnology)	5,000	48,775
Career Education* (Commercial Services
and Supplies)	1,300	88,887
Cheesecake Factory* (Hotels, Restaurants
and Leisure)	1,700	60,971
Chico’s FAS* (Retailing)	2,900	61,045
Community First Bankshares (Financials)	2,150	58,566
Community Health Systems*
(Health Care Providers and Services)	4,400	84,876
Discovery Laboratories*
(Pharmaceuticals and Biotechnology)	6,000	38,490
DRS Technologies* (Capital Goods)	2,900	80,968
Edwards Lifesciences* (Health Care
Equipment and Supplies)	2,000	64,280
F.N.B. (Financials)	1,911	57,817
Fred’s (Retailing)	1,200	44,784
Hilb, Rogal and Hamilton (Financials)	1,490	50,720
Hollywood Entertainment* (Retailing)	3,300	56,743
Integra LifeSciences Holdings* (Health
Care Equipment and Supplies)	4,300	114,122
InterMune* (Pharmaceuticals and
Biotechnology)	2,000	32,320
_____________

* Non-income producing security.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Global Smaller Companies Portfolio (continued)

	Shares	Value
United States (continued)

Key Energy Services* (Energy)	4,700	$50,384
McDATA (Class A)* (Communications
Equipment)	4,900	71,908
MGI Pharma* (Pharmaceuticals and
Biotechnology)	1,500	38,535
Patina Oil & Gas (Energy)	2,000	64,300
PETCO Animal Supplies* (Retailing)	2,700	58,711
Priority Healthcare (Class B)* (Health Care
Providers and Services)	5,000	92,350
RARE Hospitality International* (Hotels,
Restaurants and Leisure)	1,800	58,833
Respironics* (Health Care Equipment
and Supplies)	600	22,455
SangStat Medical* (Pharmaceuticals
and Biotechnology	3,500	45,920

	Shares	Value
United States (continued)

Select Medical* (Health Care Providers
and Services)	5,100	$126,633
Station Casinos* (Hotels, Restaurants
and Leisure)	3,000	75,750
UCBH Holdings (Financials)	2,900	83,071
United Bankshares (Financials)	2,100	60,249
W Holding (Financials)	3,000	50,760
Websense* (Software and Services)	1,650	25,913
XTO Energy (Energy)	3,000	60,330

		2,217,450

Total Investments
(Cost $4,920,368)		5,632,744
Other Assets Less Liabilities 1.6%		90,066

Net Assets 100.0%		$ 5,722,810

 Seligman Global Technology Portfolio

Common Stocks 109.0%

Canada 1.5%

Nortel Networks* (Communications)
Equipment	60,000	$162,000

Denmark 0.4%

Maconomy* †(Application Software)	48,500	48,422

France 0.5%

Alcatel (Communications Equipment)	6,500	58,691

Germany 1.1%

SAP (ADRs) (Application Software)	3,900	113,958

India 1.1%

Geometric Software Solutions
(Application Software)	14,000	116,395

Japan 21.7%

Canon (Office Electronics)	4,000	183,889
Dai Nippon Printing ( Commercial Services
and Supplies)	14,000	148,346
Furukawa Electric* (Capital Goods)	57,000	186,425
Hoya (Electronic Equipment and Instruments)	3,000	207,000
JSR (Materials)	16,000	194,769
KDDI (Telecommunication Services)	30	116,391
Matsushita Electric Industrial (Consumer
Durables and Apparel)	19,000	188,486
NEC (Computers and Peripherals)	55,000	275,333
NTT DoCoMo (Telecommunication Services)	64	138,834
Olympus Optical (Health Care)	7,000	145,134
Omron (Electronic Equipment and
Instruments)	9,000	152,059

Japan (continued)

Pioneer (Consumer Durables and Apparel)	9,000	$202,745
Rohm (Semiconductors and
Semiconductor Equipment)	1,000	109,215
Tokyo Electron (Semiconductors and
Semiconductor Equipment)	2,200	104,443

		2,353,069

Mexico 1.3%

Am´erica M´ovil (Class L ADRs)
(Telecommunication Services)	7,300	136,875

Singapore 1.2%

Flextronics International* (Electronic
Equipment and Instruments)	13,000	135,720

South Korea 2.1%

Interflex (Electronic Equipment and
Instruments)	6,864	98,262
Sindo Ricoh* (Office Electronics)	2,200	128,556

		226,818

Sweden 1.5%

Telefonaktiebolaget LM Ericsson (ADRs)
(Communications Equipment)	15,200	161,728

Switzerland 0.2%

Leica Geosystems* (Electronic Equipment
and Instruments)	300	23,805

_____________
* Non-income producing security.
† Rule 144A security.
See Notes to Financial Statements

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Global Technology Portfolio (continued)

	Shares	Value
Taiwan 3.1%

Acer (Computers and Peripherals)	47,000	$59,072
Nanya Technology* (Semiconductors
and Semiconductor Equipment)	173,000	125,464
Synnex Technology (Electronic Equipment
and Instruments)	70,000	98,093
Taiwan Semiconductor Manufacturing*
(Semiconductors and Semiconductor
Equipment)	33,000	54,348

		336,977

United States 73.3%

ActivCard* (Computers and Peripherals)	14,800	138,602
Affiliated Computer Services (Class A)* (Data
Processing and Outsourced Services)	5,300	242,369
Alliance Gaming* (Hotels, Restaurants
and Leisure)	3,000	56,730
ALLTEL (Telecommunication Services)	4,300	207,346
Amdocs* (Data Processing and Outsourced
Services)	16,800	403,200
Analog Devices* (Semiconductors and
Semiconductor Equipment)	2,100	73,122
Autodesk (Application Software)	13,900	224,694
BEA Systems* (Application Software)	8,500	92,182
Beckman Coulter (Health Care)	2,800	113,792
The BISYS Group* (Data Processing and
Outsourced Services)	10,500	192,885
BMC Software* (Systems Software)	19,400	316,802
Cadence Design Systems*
(Application Software)	16,300	196,578
Charles River Laboratories International*
(Health Care)	2,700	86,886
Cisco Systems* (Communications
Equipment)	14,700	243,432
Clear Channel Communications* (Media)	2,900	122,931
Computer Associates International
(Systems Software)	12,200	271,816
Computer Sciences* (Data Processing
and Outsourced Services)	2,800	106,736
CSG Systems International* (Data
Processing and Outsourced Services)	7,900	111,785
Dell* (Computers and Peripherals)	6,400	204,576
Fair, Isaac (Application Software)	500	25,725
FileNET* (Application Software)	5,260	94,864
First Data ( Data Processing and
Outsourced Services)	7,100	294,224
Informatica* (Application Software)	13,600	93,636
Intel ( Semiconductors and Semiconductor
Equipment)	6,300	131,009
InterActiveCorp* (Retailing)	2,200	87,032
International Business Machines
(Computers and Peripherals)	1,100	90,750

	Shares/Shares
	Subject
	to Call	Value
United States (continued)

Laboratory Corporation of America Holdings*
(Health Care)	9,100	$274,365
Lexmark International (Class A)*
(Computers and Peripherals)	6,100	431,697
Marvell Technology Group* (Semiconductors
and Semiconductor Equipment)	2,200	75,625
Microsoft (Systems Software)	16,000	409,840
NetIQ* (Systems Software)	11,700	180,823
Network Associates* (Systems Software)	17,100	216,828
Quest Diagnostics* (Health Care)	2,100	133,980
Seagate Technology* (Computers and
Peripherals)	5,700	100,605
SunGard Data Systems* (Data Processing
and Outsourced Services)	15,000	388,650
Symantec* (Systems Software)	11,800	517,017
Synopsys* (Application Software)	12,300	760,571
Take-Two Interactive Software*
(Home Entertainment Software)	4,200	119,112
Texas Instruments (Semiconductors and
Semiconductor Equipment )	2,500	44,000
UTStarcom* (Communications Equipment)	2,000	71,140

		7,947,957

Total Common Stocks
(Cost $12,086,149)		11,822,415

Put Options Purchased *

Japan

Topix Index, expiring August 2003
at ¥773 (Premiums paid $25,434) 190,000		2,410

Total Investments 109.0%
(Cost $12,111,583)		11,824,825

Call Options Written * (0.9)%

Japan (0.9)%

Canon, expiring August 2003 at ¥5034	4,000	(18,966)
Dai Nippon Printing, expiring August 2003
at ¥1251	14,000	(7,736)
Hoya, expiring August 2003 at ¥7387	3,000	(23,862)
Matsushita Electric Industrial, expiring
August 2003 at ¥1052	13,000	(15,837)
Olympus Optical, expiring July 2003 at ¥2157	7,000	(19,693)
Pioneer, expiring August 2003 at ¥2551	6,000	(10,854)

Total Call Options Written

(Premiums received $28,115)		(96,948)

Other Assets Less Other Liabilities (8.1)%		(880,408)

Net Assets 100.0%		$ 10,847,469

_____________
* Non-income producing.
See Notes to Financial Statements

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman High-Yield Bond Portfolio

	Principal
	Amount	Value
Corporate Bonds 93.3%

Aerospace 1.4%

K & F Industries 9.625%, 12/15/2010	$25,000	$ 27,875
L 3 Communications 6.125%, 7/15/2013†	25,000	25,375
Sequa 9%, 8/1/2009	50,000	53,250

		106,500

Auto 2.1%

Dana 10.125%, 3/15/2010	25,000	27,688
Stoneridge 11.50%, 5/1/2012	50,000	56,250
Tenneco Automotive 10.25%, 7/15/2013†	25,000	25,437
TRW Automotive Acquisition 11%, 2/15/2013†	25,000	27,375
United Components 9.375%, 6/15/2013†	25,000	26,063

		162,813

Broadcasting 3.8%

NextMedia Operating 10.75%, 7/1/2011	25,000	28,125
Paxson Communications 0% (12.25%**),
1/15/2009	100,000	84,000
Sinclair Broadcast Group 8%, 3/15/2012†	50,000	53,125
Sun Media 7.625%, 2/15/2013 (Canada)	75,000	80,250
Young Broadcasting (Series B)
8.75%, 6/15/2007	51,000	52,020

		297,520

Building Products 1.7%

Associated Materials 9.75%, 4/15/2012	50,000	54,812
Reliant Resources 9.25%, 7/15/2010†	50,000	50,500
Texas Industries 10.25%, 6/15/2011†	25,000	26,250

		131,562

Cable 2.9%

Charter Communications Holdings:
0% (9.92%**), 4/1/2011	50,000	33,125
0% (11.75%**), 5/15/2011	200,000	102,000
Insight Communications 0% (12.25%**),
2/15/2011	75,000	62,625
Mediacom Broadband 11%, 7/15/2013	25,000	27,938

		225,688

Capital Goods 1.4%

Briggs & Stratton 8.875%, 3/15/2011	25,000	29,000
Joy Global 8.75%, 3/15/2012	25,000	27,500
NMHG Holding 10%, 5/15/2009	25,000	27,625
Terex 8.875%, 4/1/2008	25,000	26,125

		110,250

Chemicals 4.2%

Arch Western Financial 6.75%, 7/1/2013	25,000	25,750
Equistar Chemicals 10.125%, 9/1/2008	15,000	15,525
FMC 10.25%, 11/1/2009	50,000	56,500
Huntsman ICI Chemicals 10.125%, 7/1/2009	25,000	24,125
International Specialty Holdings 10.625%,
12/15/2009	50,000	53,375
Lyondell Chemical 11.125%, 7/15/2012	25,000	25,750

	Principal
	Amount	Value

Chemicals (continued)

Millennium America:
9.25%, 6/15/2008	$ 25,000	$27,000
7.625%, 11/15/2026	50,000	46,750
Rhodia 8.875%, 6/1/2011†	50,000	52,000

		326,775

Consumer Products 1.0%

Jostens 12.75%, 5/1/2010	25,000	29,625
Remington Arms 10.50%, 2/1/2011†	50,000	52,500

		82,125

Containers 3.3%

BWAY 10%, 10/15/2010†	25,000	25,500
Graham Packaging:
8.75%, 1/15/2008	25,000	25,000
8.75%, 1/15/2008†	50,000	50,000
Graphic Packaging 8.625%, 2/15/2012	75,000	76,875
Owens Brockway Glass Container:
8.875%, 2/15/2009	50,000	54,500
8.25%, 5/15/2013†	25,000	26,250

		258,125

Diversified Telecommunication 2.2%

Qwest Services 13.50%, 12/15/2010†	150,000	170,250

Electric 1.7%

CMS Energy 9.875%, 10/15/2007	25,000	26,781
MSW Energy Holdings 8.50%, 9/1/2010†	25,000	25,812
Western Resources 9.75%, 5/1/2007	75,000	84,375

		136,968

Energy 8.3%

Citgo Petroleum 11.375%, 2/1/2011†	25,000	28,000
Clark Refining & Marketing
8.875%,11/15/2007	50,000	51,250
Dresser 9.375%, 4/15/2011	25,000	25,875
Dynegy Holdings 8.75%, 2/15/2012	75,000	70,125
El Paso 7.875%, 6/15/2012†	50,000	46,563
El Paso Production Holdings
7.75%, 6/1/2013†	75,000	75,188
Ferrellgas Partners 8.75%, 6/15/2012	50,000	54,500
Frontier Escrow 8%, 4/15/2013†	25,000	26,250
Grant Prideco 9%, 12/15/2009	25,000	27,875
Gulfterra Energy Partners (Series B)
10.625%, 12/1/2012	25,000	29,000
Premcor Refining Group 9.50%, 2/1/2013	25,000	27,750
Universal Compression 7.25%, 5/15/2010†	25,000	26,000
Williams Companies:
8.625%, 6/1/2010	25,000	26,250
8.125%, 3/15/2012	125,000	128,750

		643,376

Environmental 1.4%

Allied Waste North America 10%, 8/1/2009	100,000	106,750

_____________
†     Rule 144A security.
**    Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman High-Yield Bond Portfolio (continued)

	Principal
	Amount	Value
Finance 2.1%

Corrections Corporation of America
7.50%, 5/1/2011	$50,000	$52,500
Western Financial Bank 9.625%, 5/15/2012	100,000	108,500

		161,000

Food and Beverage 1.7%

Del Monte 8.625%, 12/15/2012†	25,000	26,625
Dole Food:
7.25%, 6/15/2010†	25,000	25,188
8.875%, 3/15/2011†	25,000	26,625
Smithfield Foods 7.75%, 5/15/2013†	50,000	53,875

		132,313

Food and Drug 2.7%

Rite Aid:
9.50%, 2/15/2011†	50,000	54,000
7.70%, 1/15/2027	25,000	20,750
Roundy’s (Series B) 8.875%, 6/15/2012	125,000	131,250

		206,000

Gaming 2.5%

Ameristar Casinos 10.75%, 2/15/2009	50,000	56,938
Mandalay Resort Group 9.375%, 2/15/2010	50,000	56,750
Park Place Entertainment 9.375%, 2/15/2007	50,000	55,500
Venetian Casino Resort 11%, 6/15/2010	25,000	28,312

		197,500

Health Care Facilities and Supplies 4.0%

Alaris Medical Systems:
0% (8.125%**), 8/1/2008	50,000	53,000
7.25%, 7/1/2011	25,000	25,438
Alliance Imaging 10.375%, 4/15/2011	75,000	78,750
IASIS Healthcare 13%, 10/15/2009	50,000	55,750
Medex 8.875%, 5/15/2013†	50,000	52,125
Province Healthcare 7.50%, 6/1/2013	50,000	49,500

		314,563

Home Builders 2.5%

Beazer Homes USA 8.375%, 4/15/2012	50,000	55,625
D.R. Horton 8%, 2/1/2009	25,000	27,937
Hovnanian, K. Enterprises 8.875%, 4/1/2012	50,000	54,875
KB Home 9.50%, 2/15/2011	50,000	56,812

		195,249

Industrials 0.7%

Apogent Technologies 6.50%, 5/15/2013†	50,000	51,875

Leisure 1.3%

AMC Entertainment 9.50%, 2/1/2011	50,000	52,000
Bally Total Fitness Holdings
10.50%, 7/15/2011†	25,000	25,125
Six Flags 8.875%, 2/1/2010	25,000	24,125

		101,250

Principal
Amount		Value
Lodging 3.0%

Felcore Lodging 10%, 9/15/2008	$75,000	$ 77,812
John Q. Hammons Hotels (Series B)
8.875%, 5/15/2012	50,000	52,750
Host Marriott (Series I) 9.50%, 1/15/2007	50,000	54,000
MeriStar Hospitality 9.125%, 1/15/2011	50,000	49,250

		233,812

Metals and Mining 1.3%

Hexcel 9.75%, 1/15/2009	25,000	25,000
Earle M. Jorgensen 9.75%, 6/1/2012	25,000	26,625
Steel Dynamics 9.50%, 3/15/2009	25,000	26,313
UCAR Financial 10.25%, 2/15/2012	25,000	24,625

		102,563

Oil and Gas Producers 0.7%

Encore Acquisition 8.375%, 6/15/2012	25,000	26,875
Plains Exploration & Production
8.75%, 7/1/2012	25,000	26,875

		53,750

Oil Equipment 0.5%

DI Industries 8.875%, 7/1/2007	9,000	9,315
Key Energy Services 8.375%, 3/1/2008	25,000	27,250

		36,565

Paper and Forest Products 4.4%

Ainsworth Lumber 12.50%, 7/15/2007
(Canada)	50,000	56,750
Buckeye Technologies 8%, 10/15/2010	50,000	47,000
Georgia-Pacific:
8.125%, 5/15/2011	25,000	24,625
8.875%, 5/15/2031	50,000	51,625
Jefferson Smurfit:
8.25%, 10/1/2012	25,000	26,938
7.50%, 6/1/2013†	50,000	51,250
Longview Fibre 10%, 1/15/2009	50,000	55,750
Norampac 6.75%, 6/1/2013†	25,000	26,375

		340,313

Property and Real Estate Development 0.3%

Forest City Enterprises 7.625%, 6/1/2015	25,000	26,344

Publishing 5.0%

American Media Operations 10.25%, 5/1/2009	25,000	27,125
Dex Media East 12.125%, 11/15/2012	50,000	59,375
R.H. Donnelley Financial:
8.875%, due 12/15/2010†	50,000	58,500
10.875%, due 12/15/2012†	25,000	27,750
Garden State Newspapers 8.75%, 10/1/2009	50,000	51,875
Houghton Mifflin 9.875%, 2/1/2013†	75,000	81,750
Moore North America Financial
7.875%, 1/15/2011†	25,000	26,187
Primedia 8.875%, 5/15/2011	25,000	26,437
Quebecor Media 11.125%, 7/15/2011 (Canada)	25,000	28,750

		387,749

_____________

†  Rule 144A security.
**  Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman High-Yield Bond Portfolio (continued)

Principal
Amount		Value
Restaurants 0.7%

Domino’s 8.25%, 7/1/2011†	$25,000	$25,937
Tricon Global Restaurants 8.875%, 4/15/2011	25,000	29,750

		55,687

Satellite 1.4%

DirecTV Holdings 8.375%, 3/15/2013†	50,000	56,000
EchoStar 9.375%, 2/1/2009	25,000	26,781
PanAmSat 8.50%, 2/1/2012	25,000	27,188

		109,969

Services 7.0%

Alderwoods Group 11%, 1/2/2007	43,300	44,058
Hollywood Entertainment 9.625%, 3/15/2011	25,000	27,469
Iron Mountain 8.625%, 4/1/2013	40,000	43,000
Mail-Well:
8.75%, 12/15/2008	25,000	23,750
9.625%, 3/15/2012	25,000	26,438
Mobile Mini 9.50%, 7/1/2013	25,000	26,000
NBC Acquisition 10.75%, 2/15/2009	95,000	95,475
Perry-Judd 10.625%, 12/15/2007	50,000	52,250
Rent-A-Center 7.50%, 5/1/2010†	25,000	26,375
Service Corp. International 7.20%, 6/1/2006	50,000	50,500
Stewart Enterprises 10.75%, 7/1/2008	25,000	28,000
United Rentals (Series B) 9.25%, 1/15/2009	25,000	24,750
Williams Scotsman 9.875%, 6/1/2007	75,000	73,875

		541,940

Stores 2.1%

Central Garden & Pet 9.125%, 2/1/2013	25,000	26,750
CSK Auto 12%, 6/15/2006	75,000	83,625
United Auto Group 9.625%, 3/15/2012	50,000	53,750

		164,125

Technology 3.6%

AMI Semiconductor 10.75%, 2/1/2013†	50,000	56,750
Amkor Technology:
10.50%, 5/1/2009	50,000	50,750
7.75%, 5/15/2013†	25,000	23,875
Lucent Technologies 7.25%, 7/15/2006	50,000	47,625
Nortel Networks 6.125%, 2/15/2006 (Canada)	25,000	24,375
Thomas & Betts 7.25%, 6/1/2013	50,000	50,250
Xerox 7.625%, 6/15/2013	25,000	25,156

		278,781

Textile and Apparel 0.7%

Russell 9.25%, 5/1/2010	50,000	54,750

Transportation 0.3%

Offshore Logistics 6.125%, 6/15/2013†	25,000	25,187

Utilities 2.6%

AES:
9.375%, 9/15/2010	10,000	10,100
8.75%, 5/15/2013†	50,000	52,250

	Principal Amount, Shares or Warrants	Value
Utilities (continued)

Calpine 8.625%, 8/15/2010	$75,000	$ 56,625
Midland Funding 11.75%, 7/23/2005	50,000	54,250
National Waterworks (Series B)
10.50%, 12/1/2012	25,000	27,781

		201,006

Wireless 4.0%

Alamosa Holdings 13.625%, 8/15/2011	50,000	42,250
Dobson Communications 10.875%,
7/1/2010	50,000	54,250
Dobson/Sygnet Communications
12.25%, 12/15/2008	50,000	53,750
Nextel Communications 12%, 11/1/2008	50,000	54,000
Nextel Partners 12.50%, 11/15/2009	50,000	56,500
Triton PCS 8.50%, 6/1/2013†	50,000	54,000

		314,750

Wireless Tower 2.8%

American Tower 9.375%, 2/1/2009	100,000	101,000
American Tower Escrow 0%, 8/1/2008	25,000	16,250
Crown Castle International
10.75%, 8/1/2011	50,000	54,750
SBA Communications
10.25%, 2/1/2009	50,000	46,250

		218,250

Total Corporate Bonds
(Cost $6,761,936)		7,263,993

Preferred Stocks 2.1%

Broadcasting 1.5%

Paxson Communications 14.25%	2 shs.	19,750
Sinclair Capital 11.625%	900	94,950

		114,700

Cable 0.6%

CSC Holdings 11.75%	500	51,500

Total Preferred Stocks (Cost $160,729)		166,200

Warrants 0.1%
(Cost $1,888)

Wireless Tower 0.1%

American Tower*?	25 wts.	2,575

Repurchase Agreement 1.3%

State Street Bank & Trust, 0.93%,
dated 6/30/2003, maturing
7/1/2003 in the amount of
$100,003, collateralized by:
$90,000 US Treasury Bonds
10%, 5/15/2010, with a fair
market value of $105,300
(Cost $100,000) $100,000		100,000

Total Investments 96.8% (Cost $7,024,553)		7,532,768
Other Assets Less Liabilities 3.2%		252,913

Net Assets 100.0%		$ 7,785,681

_____________

†    Rule 144A security.
*    Non-income producing security.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Income and Growth Portfolio

	Shares	Value
Common Stocks 57.9%

Automobiles and Components 0.4%

Lear*	240	$11,045

Banks 4.7%

Bank of America	820	64,805
Golden West Financial	180	14,402
GreenPoint Financial	280	14,263
Radian Group	250	9,162
U.S. Bancorp	480	11,760
Wachovia	880	35,165

		149,557

Capital Goods 4.3%

Deere	210	9,597
General Electric	2,250	64,530
Illinois Tool Works	280	18,438
Lockheed Martin	170	8,087
PACCAR	100	6,735
Raytheon	320	10,509
Tyco International	930	17,651

		135,547

Chemicals 0.8%

Air Products and Chemicals	630	26,208

Communications Equipment 1.0%

Cisco Systems*	1,610	26,662
Telefonaktiebolaget LM Ericsson
(ADRs) (Sweden)	540	5,745

		32,407

Computers and Peripherals 3.2%

Dell*	910	29,088
Hewlett-Packard	930	19,809
International Business Machines	180	14,850
Sun Microsystems*	8,000	36,760

		100,507

Consumer Durables and Apparel 1.1%

Mohawk Industries*	250	13,882
Pulte Homes	360	22,198

		36,080

Consumer Staples 5.0%

Altria Group	1,090	49,530
Avon Products	120	7,464
Kraft Foods (Class A)	290	9,439
Procter & Gamble	260	23,187
Unilever (NY shares) (Netherlands)	140	7,560
Wal-Mart Stores	1,110	59,574

		156,754

Diversified Financials 8.4%

Allied Capital	300	6,930
American Express	1,010	42,228
The Bank of New York	290	8,337

	Shares	Value

Diversified Financials (continued)

Bear Stearns	740	$53,591
Citigroup	1,923	82,304
Merrill Lynch	250	11,670
J.P. Morgan Chase	1,590	54,346
Morgan Stanley	120	5,130

		264,536

Energy 5.0%

ChevronTexaco	340	24,548
ConocoPhillips	270	14,796
Devon Energy	420	22,428
Exxon Mobil	644	23,126
Noble Energy	610	23,058
Occidental Petroleum	270	9,059
Rowan*	510	11,424
Royal Dutch Petroleum (NY shares)
(Netherlands)	340	15,851
Weatherford International*	350	14,665

		158,955

Health Care 6.8%

Amgen*	220	14,737
Anthem*	80	6,172
Barr Laboratories*	160	10,480
Boston Scientific*	220	13,442
Cardinal Health	160	10,288
Forest Laboratories*	140	7,665
Johnson & Johnson	560	28,952
Merck	360	21,798
Pfizer	1,660	56,689
Teva Pharmaceutical (ADRs) (Israel)	210	11,956
UnitedHealth Group	240	12,060
Wyeth	460	20,953

		215,192

Hotels, Restaurants and Leisure 0.6%

Royal Caribbean Cruises	870	20,149

Insurance 2.8%

American International Group	600	33,108
W.R. Berkley	575	30,302
Everest Re Group	80	6,120
PartnerRe	280	14,311
RenaissanceRe Holdings	120	5,462

		89,303

Media 2.5%

AOL Time Warner*	950	15,286
Clear Channel Communications*	330	13,989
Gannett	300	23,043
Univision Communications (Class A)*	330	10,032
Viacom (Class B)*	400	17,464

		79,814

_____________
*    Non-income producing security.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Income and Growth Portfolio (continued)

	Shares or
	Principal
	Amount	Value
Paper and Forest Products 0.8%

Weyerhaeuser	490 shs.	$26,460

Retailing 2.0%

eBay*	190	19,796
Federated Department Stores	270	9,950
Limited Brands	1,460	22,630
Michaels Stores	300	11,418

		63,794

Semiconductors and Semiconductor
Equipment 2.0%

Analog Devices*	240	8,357
Intel	850	17,676
KLA-Tencor*	190	8,831
Linear Technology	160	5,157
LSI Logic*	1,410	9,983
Texas Instruments	680	11,968

		61,972

Software and Services 4.4%

Adobe Systems	370	11,844
Amdocs*	530	12,720
BMC Software*	340	5,552
Cadence Design Systems*	1,640	19,778
Check Point Software Technologies* (Israel) 770		15,015
Microsoft	2,480	63,525
Network Associates*	390	4,945
Oracle*	590	7,089

		140,468

Telecommunication Services 1.3%

Nextel Communications (Class A)*	650	11,713
SBC Communications	769	19,648
Verizon Communications	210	8,284

		39,645

Transportation 0.5%

Burlington Northern Santa Fe	280	7,963
CSX	240	7,222

		15,185

Utilities 0.3%

Xcel Energy	720	10,829

Total Common Stocks
(Cost $1,689,561)		1,834,407

US Government and Government
Agency Securities 23.1%

US Government Securities 13.9%

US Government Gtd. Title XI
(Bay Transportation) 7.30%,
6/1/2021	$86,000	99,887

	Principal
	Amount	Value
US Government Securities (continued)

US Treasury Bonds 5.375%, 2/15/2031	$105,000	$118,269
US Treasury Notes:
1.125%, 6/30/2005	110,000	109,622
3.875%, 2/15/2013	95,000	97,787
3.625%, 5/15/2013	15,000	15,122

Total US Government Securities
(Cost $431,061)		440,687

Agency Securities 8.7%

FHLB:
2.375%, 2/15/2006	15,000	15,271
2.25%, 5/15/2006	20,000	20,287
FHLMC:
2.20%, 9/12/2005	30,000	30,245
5.50%, 7/15/2006	15,000	16,611
4%, 10/29/2007	20,000	20,552
4.75%, 10/11/2012	25,000	25,827
4%, 6/12/2013	30,000	29,514
FNMA:
2.65%, 4/3/2006	30,000	30,123
1.75%, 6/16/2006	40,000	39,890
3.50%, 10/15/2007	15,000	15,314
6.25%, 7/19/2011	20,000	20,925
4.625%, 5/1/2013	10,000	10,304

Total Agency Securities

(Cost $271,276)		274,863

Mortgage-Backed Securities † 0.5%

FHLMC GOLD:
4.50%, 11/1/2007	4,030	4,166
8%, 12/1/2023	7,233	7,855
FNMA 8.50%, 9/1/2015	3,169	3,499

Total Mortgage-Backed Securities
(Cost $14,687)		15,520

Total US Government and
Government Agency Securities
(Cost $717,024)		731,070

Corporate Bonds 16.9%

Automobiles and Components 1.3%

Ford Motor 5.80%, 1/12/2009	30,000	29,850
General Motors 7.70%, 4/15/2016	10,000	10,132
		39,982
Banks 0.8%

US Bank National Association 4.80%,
4/15/2015	10,000	10,337
Washington Mutual 5.50%, 1/15/2013	15,000	16,382

		26,719

_____________
*  Non-income producing security.
†  Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Income and Growth Portfolio (continued)

	Principal
	Amount	Value

Capital Goods 1.0%

General Electric 5%, 2/1/2013	$15,000	$15,874
Raytheon 5.375%, 4/1/2013	15,000	15,897

		31,771

Chemicals 0.3%

Monsanto 4%, 5/15/2008	10,000	10,292

Consumer Durables and Apparel 0.3%

Pulte Homes 6.375%, 5/15/2033	10,000	10,120

Consumer Staples 1.0%

Anheuser-Busch 4.625%, 2/1/2015	5,000	5,238
Kellogg 2.875%, 6/1/2008	15,000	14,911
Sara Lee 1.95%, 6/15/2006	10,000	10,008

		30,157

Diversified Financials 5.4%

Bear Stearns 5.70%, 11/15/2014	10,000	11,107
CIT Group 5.50%, 11/30/2007	10,000	10,829
Countrywide Funding 5.625%, 7/15/2009	15,000	16,699
EOP Operating 5.875%, 1/15/2013	15,000	16,202
Franklin Resources 3.70%, 4/15/2008	5,000	5,122
General Electric Capital 3.50%, 5/1/2008	10,000	10,251
General Motors Acceptance 8%, 11/1/2031	10,000	9,839
Goldman Sachs Group 5.25%, 4/1/2013	10,000	10,683
John Hancock Financial Services 5.625%,
12/1/2008	10,000	11,125
International Lease Finance 5.875%, 5/1/2013	5,000	5,393
Merrill Lynch 3.70%, 4/21/2008	10,000	10,338
J.P. Morgan Chase 5.75%, 1/2/2013	10,000	10,953
Morgan Stanley Group 3.625%, 4/1/2008	20,000	20,518
PP&L Capital Funding 8.375%, 6/15/2007	20,000	23,628

		172,687

Energy 0.5%

ChevronTexaco 3.375%, 2/15/2008	5,000	5,168
Progress Energy 7.10%, 3/1/2011	10,000	11,654

		16,822

Health Care 0.2%

Becton, Dickinson 4.55%, 4/15/2013	5,000	5,198

Insurance 0.2%

Allstate 6.125%, 12/15/2032	5,000	5,477

Media 1.1%

AOL Time Warner 6.875%, 5/1/2012	25,000	28,598
Viacom 7.875%, 7/30/2030	5,000	6,554

		35,152

	Principal
	Amount	Value

Paper and Forest Products 0.4%

Weyerhaeuser 6.75%, 3/15/2012	$10,000	$11,371

Retailing 0.7%

Albertson’s 7.50%, 2/15/2011	5,000	5,850
Kroger 5.50%, 2/1/2013	5,000	5,288
Safeway 7.25%, 2/1/2031	5,000	5,649
Target 4%, 6/15/2013	5,000	4,909

		21,696

Software and Services 0.9%

Computer Sciences 6.75%, 6/15/2006	25,000	28,283

Telecommunication Services 2.1%

AT&T 8.50%, 11/15/2031	10,000	11,378
AT&T Broadband 9.455%, 11/15/2022	5,000	6,836
AT&T Wireless 7.875%, 3/1/2011	5,000	5,916
Bellsouth 6%, 10/15/2011	10,000	11,451
Sprint Capital 8.75%, 3/15/2032	10,000	12,013
Verizon Global Funding:
7.25%, 12/1/2010	10,000	12,031
7.75%, 12/1/2030	5,000	6,357

		65,982

Transportation 0.2%

CSX 7.95%, 5/1/2027	5,000	6,421

Utilities 0.5%

Consolidated Edison 5.875%, 4/1/2033	5,000	5,353
Dominion Resources 5.70%, 9/17/2012	5,000	5,499
South Carolina Electric & Gas 5.30%,
5/15/2033	5,000	4,976

		15,828

Total Corporate Bonds
(Cost $515,481)		533,958

Total Investments 97.9%
(Cost $2,922,066)		3,099,435
Other Assets Less Liabilities 2.1%		67,044

Net Assets 100.0%		$3,166,479

_____________

See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman International Growth Portfolio

	Shares	Value
Common Stocks 93.0%

Australia 1.2%

News Corp. (ADRs) (Media)	1,200	$36,324

Austria 1.1%

Mayr-Melnhof Karton (Containers and
Packaging)	400	33,362

Belgium 1.2%

Mobistar* (Telecommunication Services)	900	37,051

Canada 2.6%

CP Railway (Transportation)	900	20,340
EnCana (Energy)	1,600	61,014

		81,354

Denmark 1.2%

Danske Bank (Banks)	1,900	37,057

Finland 2.6%

Fortum (Energy)	8,100	65,033
UPM-Kymmene* (Paper and Forest Products)	1,100	16,082

		81,115

France 3.7%

Caisse Nationale de Cr´edit Agricole (Banks)	2,000	38,073
Casino Guichard-Perrachon*
(Consumer Staples)	600	46,930
Schneider Electric* (Capital Goods)	300	14,127

Total (ADRs) (Energy)	200	15,160

		114,290

Germany 4.4%

Bayer (Chemicals)	1,400	32,497
Bayerische Motoren Werke "BMW"
(Automobiles and Components)	1,050	40,460
E.ON (Utilities)	650	33,473
PUMA (Consumer Durables and Apparel)	300	29,849

		136,279

Greece 1.8%

Cosmote Mobile Communications*
(Telecommunication Services)	1,000	10,697
Public Power "PPC"* (Utilities)	700	12,657
Vodafone Panafon (Telecommunication
Services)	5,000	33,357

		56,711

Hong Kong 1.0%

CNOOC (Energy)	21,000	30,700

India 1.1%

Ranbaxy Laboratories (Health Care)	2,000	33,866

Israel 0.9%

Teva Pharmaceutical Industries (ADRs)
(Health Care)	500	28,467

	Shares	Value

Italy 2.7%

Eni (Energy)	2,100	$31,812
Telecom Italia Mobile "TIM"
(Telecommunication Services)	10,500	51,813

		83,625

Japan 19.3%

Canon (Office Electronics)	1,500	68,958
East Japan Railway (Transportation)	14	62,375
Honda Motor* (Automobiles and Components)	1,600	60,740
JFE Holdings (Metals and Mining)	5,000	75,091
JSR (Chemicals)	2,700	32,867
Matsushita Electric Industrial ( Consumer
Durables and Apparel)	5,000	49,602
Nissan Motor (Automobiles and Components)	3,800	36,397
Nomura Holdings (Diversified Financials)	2,400	30,517
NTT DoCoMo (ADRs) (Telecommunication
Services)	1,700	37,366
Pioneer (Consumer Durables and Apparel)	2,200	49,560
Secom (Commercial Services and Supplies)	1,000	29,369
Takeda Chemical Industries (Health Care)	1,200	44,354
USS (Retailing)	400	20,291

		597,487

Netherlands 5.7%

Gucci Group (NY shares) (Consumer
Durables and Apparel)	700	68,600
Royal Dutch Petroleum (NY shares) ( Energy)	1,700	79,254
Unilever (NY shares) (Consumer Staples)	500	27,000

		174,854

Norway 1.2%

DnB Holding (Banks)	7,400	36,520

Singapore 3.5%

DBS Group Holdings* (Banks)	11,000	64,348
Singapore Technologies Engineering
(Capital Goods)	45,900	45,359

		109,707

South Korea 1.5%

Kookmin Bank (Banks)	500	15,069
Samsung Electronics (Semiconductors and
Semiconductor Equipment)	100	29,720

		44,789

Spain 5.4%

Banco Bilbao Vizcaya Argentaria "BBVA"
(Banks)	6,200	65,254
Banco Popular Espa?nol (Banks)	1,425	72,121
Red El´ectrica de Espa?na (Utilities)	2,200	28,848

		166,223

Sweden 1.1%

Tele2 (Series B)* (Telecommunication Services)	900	33,489

Switzerland 7.1%

Converium Holding (Insurance)	600	27,745
Nestl´e (Consumer Staples)	240	49,630
_____________

*    Non-income producing security.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman International Growth Portfolio (continued)

	Shares or
	Principal
	Amount	Value
Switzerland (continued)

Novartis (Health Care)	900 shs.	$35,691
Roche Holding (Health Care)	400	31,444
Swiss Re (Insurance)	300	16,658
Syngenta (Chemicals)	500	25,118
UBS (Diversified Financials)	600	33,449

		219,735

Taiwan 1.3%

Delta Electronics* (Electronic Equipment
and Instruments)	18,900	22,444
Taiwan Semiconductor Manufacturing
(ADRs)* (Semiconductors and
Semiconductor Equipment)	1,900	19,152
		41,596
United Kingdom 21.4%
BAA (Transportation)	3,600	29,187
Barclays* (Banks)	8,700	64,711
BHP Billiton (Metals and Mining)	14,800	78,037
BP (ADRs) (Energy)	2,100	88,242
British Sky Broadcasting Group* (Media)	4,350	48,282
The Carphone Warehouse Group*
Retailing)	68,300	109,506

	Shares or
	Principal
	Amount	Value
United Kingdom (continued)

Gallagher Group (ADRs)
(Consumer Staples)	400 shs.	$15,840
GlaxoSmithKline (ADRs)* (Health Care)	900	36,486
National Grid Transco (Utilities)	5,000	33,967
Royal Bank of Scotland Group (Banks)	3,965	111,414
Vodafone Group (ADRs)
(Telecommunication Services)	2,400	47,160

		662,832

Total Common Stocks

(Cost $2,640,120)		2,877,433
Preferred Stocks 1.4%

(Cost $38,413)

Germany 1.4%

Porsche (non-voting)* (Automobiles and
Components)	100	42,444

Total Investments 94.4%
(Cost $2,678,533)		2,919,877
Other Assets Less Liabilities 5.6%		172,159

Net Assets 100.0%		$3,092,036

Seligman Investment Grade Fixed Income Portfolio

US Government and Government
Agency Securities 63.5%

US Government Securities 16.4%

US Treasury Bonds:
7.25%, 8/15/2022	$200,000	$271,039
5.375%, 2/15/2031	50,000	56,318
US Treasury Notes:
1.125%, 6/30/2005	275,000	274,055
3%, 2/15/2008	740,000	761,709
3.875%, 2/15/2013	15,000	15,440
3.625%, 5/15/2013	50,000	50,406

Total US Government Securities
(Cost $1,371,906)		1,428,967

Agency Securities 26.1%

FHLB 2.375%, 2/15/2006	115,000	117,078
FHLMC:
2.20%, 9/12/2005	185,000	186,509
5.25%, 1/15/2006	125,000	136,155
5.50%, 7/15/2006	75,000	83,056
4.875%. 3/15/2007	190,000	208,516
4%, 10/29/2007	125,000	128,453
4.75%, 10/11/2012	145,000	149,797
4%, 6/12/2013	290,000	285,306

Agency Securities (continued)

FNMA:
1.75%, 6/16/2006	$270,000	$269,259
3.50%, 10/15/2007	95,000	96,987
3.25%, 1/15/2008	105,000	108,636
2.875%, 5/19/2008	365,000	366,610
6.25%, 7/19/2011	75,000	78,467
4.625%, 5/1/2013	55,000	56,675

Total Agency Securities
(Cost $2,222,722)		2,271,504

Mortgage-Backed Securities †21.0%

FHLMC GOLD:
4.50%, 11/1/2007	253,918	262,463
6%, 11/1/2010	21,815	22,926
8%, 12/1/2023	11,749	12,760
5.50%, 4/1/2029	183,107	189,513
6.50%, 7/1/2032	500,994	521,515
6%, 12/1/2032	357,482	370,763
FNMA:
7%, 7/1/2008	48,165	51,333
8.50%, 9/1/2015	13,207	14,581

_____________

*    Non-income producing security.
†  Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Investment Grade Fixed Income Portfolio (continued)

	Principal
	Amount	Value
Mortgage-Backed Securities † (continued)

6.50%, 5/1/2017	$ 57,765	$ 60,956
5.50%, 2/1/2018	108,662	112,911
7%, 5/1/2032	198,554	209,158

Total Mortgage-Backed Securities
(Cost $1,827,063)		1,828,879

Total US Government and
Government Agency Securities
(Cost $5,421,691)		5,529,350

Corporate Bonds 33.1%

Automobiles and Components 2.1%

Ford Motor 5.80%, 1/12/2009	130,000	129,352
General Motors 7.70%, 4/15/2016	50,000	50,661

		180,013

Capital Goods 2.2%

General Electric 5%, 2/1/2013	100,000	105,827
Raytheon 5.375%, 4/1/2013	85,000	90,086

		195,913

Chemicals 0.5%

Monsanto 4%, 5/15/2008	45,000	46,312

Consumer Durables and Apparel 0.5%

Pulte Homes 6.375%, 5/15/2033	45,000	45,540

Consumer Staples 2.0%

Anheuser-Busch 4.625%, 2/1/2015	25,000	26,188
Kellogg 2.875%, 6/1/2008	105,000	104,380
Sara Lee 1.95%, 6/15/2006	40,000	40,030

		170,598

Energy 1.0%

ChevronTexaco 3.375%, 2/15/2008	15,000	15,505
Progress Energy 7.10%, 3/1/2011	65,000	75,752

		91,257

Financials 12.3%

Allstate 6.125%, 12/15/2032	15,000	16,432
Bear Stearns 5.70%, 11/15/2014	50,000	55,536
CIT Group 5.50%, 11/30/2007	65,000	70,389
Countrywide Funding 5.625%, 7/15/2009	80,000	89,060
EOP Operating 5.875%, 1/15/2013	65,000	70,207
Franklin Resources 3.70%, 4/15/2008	25,000	25,611
General Electric Capital 3.50%, 5/1/2008	65,000	66,631
General Motors Acceptance 8%, 11/1/2031	45,000	44,274
Goldman Sachs Group 5.25%, 4/1/2013	45,000	48,074
John Hancock Financial Services 5.625%,
12/1/2008	65,000	72,311
International Lease Finance 5.875%,
5/1/2013	15,000	16,179

	Principal
	Amount	Value
Financials (continued)

Merrill Lynch 3.70%, 4/21/2008	$40,000	$41,351
J.P. Morgan Chase 5.75%, 1/2/2013	50,000	54,765
Morgan Stanley Group 3.625%, 4/1/2008	130,000	133,370
PP&L Capital Funding 8.375%, 6/15/2007	125,000	147,673
US Bank National Association 4.80%,
4/15/2015	40,000	41,347
Washington Mutual 5.50%, 1/15/2013	70,000	76,451

		1,069,661

Health Care 0.2%

Becton, Dickinson 4.55%, 4/15/2013	20,000	20,792

Media 2.2%

AOL Time Warner 6.875%, 5/1/2012	150,000	171,590
Viacom 7.875%, 7/30/2030	15,000	19,663

		191,253

Paper and Forest Products 0.7%

Weyerhaeuser 6.75%, 3/15/2012	50,000	56,855

Retailing 1.7%

Albertson’s 7.50%, 2/15/2011	35,000	40,950
Kroger 5.50%, 2/1/2013	35,000	37,014
Safeway 7.25%, 2/1/2031	30,000	33,897
Target 4%, 6/15/2013	35,000	34,365

		146,226

Software and Services 1.2%

Computer Sciences 6.75%, 6/15/2006	95,000	107,475

Telecommunication Services 4.7%

AT&T 8.50%, 11/15/2031	45,000	51,203
AT&T Broadband 9.455%, 11/15/2022	45,000	61,523
AT&T Wireless 7.875%, 3/1/2011	45,000	53,240
Bellsouth 6%, 10/15/2011	40,000	45,803
Sprint Capital 8.75%, 3/15/2032	65,000	78,082
Verizon Global Funding:
7.25%, 12/1/2010	45,000	54,138
7.75%, 12/1/2030	50,000	63,570

		407,559

Transportation 1.0%

CSX 7.95%, 5/1/2027	70,000	89,890

Utilities 0.8%

Consolidated Edison 5.875%, 4/1/2033	10,000	10,706
Dominion Resources 5.70%, 9/17/2012	30,000	32,995
South Carolina Electric & Gas 5.30%,
5/15/2033	25,000	24,878

		68,579

Total Corporate Bonds
(Cost $2,781,089)		$ 2,887,923

_____________

† Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Investment Grade Fixed Income Portfolio (continued)

	Principal
	Amount
	or Shares	Value
Asset-Backed Securities †2.2%

Aerospace and Defense 2.2%

Peco Energy Transition Trust 6.05%,
3/1/2009	$100,000	$111,438
PP&L Transition 6.83%, 3/25/2007	75,000	79,608

Total Asset-Backed Securities
(Cost $174,910)		191,046

	Shares	Value
Total Investments 98.8%
(Cost $8,377,690)		$ 8,608,319
Other Assets Less Liabilities 1.2%		106,499

Net Assets 100.0%		$ 8,714,818

Seligman Large-Cap Growth Portfolio

Common Stocks 91.8%

Automobiles and Components 0.8%

Harley-Davidson	450 shs.	$17,937

Biotechnology 6.5%

Amgen*	800	53,588
Genentech*	400	28,848
IDEC Pharmaceuticals*	400	13,598
MedImmune*	1,200	43,656

		139,690

Capital Goods 7.9%

3M	100	12,898
Boeing	100	3,432
Eaton	400	31,444
General Electric	3,250	93,210
Illinois Tool Works	200	13,170
Tyco International	900	17,082

		171,236

Chemicals 6.1%

Air Products and Chemicals	500	20,800
Dow Chemical	2,200	68,112
Praxair	700	42,070

		130,982

Commercial Services and Supplies 1.1%

Pitney Bowes	600	23,046

Communications Equipment 5.9%

Cisco Systems*	4,500	74,520
Nokia (ADRs) (Finland)	900	14,787
QUALCOMM*	1,100	39,418

		128,725

Computers and Peripherals 9.1%

Dell*	1,500	47,948
EMC*	1,900	19,893
Hewlett-Packard	2,600	55,380
International Business Machines	900	74,250

		197,471

Consumer Staples 4.6%

Coca-Cola	700	$32,487
Procter & Gamble	100	8,918
Wal-Mart Stores	1,100	59,037

		100,442

Financials 3.1%

AFLAC	300	9,225
American Express	200	8,362
American International Group	600	33,108
Citigroup	400	17,120

		67,815

Health Care Equipment and Supplies 2.7%

Medtronic	1,200	57,564

Health Care Providers and Services 0.9%

Quest Diagnostics*	300	19,140

Hotels, Restaurants and Leisure 2.2%

Carnival	1,000	32,510
Hilton Hotels	1,100	14,069

		46,579

Media 2.2%

AOL Time Warner*	800	12,872
Clear Channel Communications*	500	21,195
Viacom (Class B)*	300	13,098

		47,165

Paper and Forest Products 1.7%

Weyerhaeuser	700	37,800

Pharmaceuticals 15.1%

Abbot Laboratories	300	13,128
Allergan	300	23,130
Johnson & Johnson	1,300	67,210
Eli Lilly	600	41,382
Merck	600	36,330
Pfizer	4,230	144,454

		325,634

_____________

† Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these investments.
*    Non-income producing security.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Large-Cap Growth Portfolio (continued)

	Shares	Value
Retailing 4.6%

Bed Bath & Beyond*	500	$ 19,418
eBay*	100	10,419
The Home Depot	1,000	33,120
Kohl’s*	100	5,138
Williams-Sonoma*	1,100	32,120

		100,215

Semiconductors and Semiconductor
Equipment 7.3%

Analog Devices*	500	17,410
Applied Materials	2,900	45,994
Intel	3,700	76,941
Texas Instruments	1,000	17,600

		157,945
Software and Services 8.0%

First Data	600	24,864
Microsoft	3,600	92,214
Oracle*	2,500	30,038
SAP (ADRs) (Germany)	900	26,298

		173,414

	Shares or
	Principal
	Amount	Value
Telecommunication Services 1.1%

AT&T Wireless Services*	3,000 shs.	$24,630

Transportation 0.9%

United Parcel Service (Class B)	300	19,110

Total Common Stock s
(Cost $2,135,310)		1,986,540

Repurchase Agreement 4.6%

State Street Bank & Trust, 0.93%,
dated 6/30/2003, maturing
7/1/2003 in the amount of
$100,003 collateralized by:
$95,000 US Treasury Bonds
10.375%, 11/15/2009, with a fair
market value of $107,944
(Cost $100,000)	$100,000	100,000

Total Investments 96.4%
(Cost $2,235,310)		2,086,540
Other Assets Less Liabilities 3.6%		76,906

Net Assets 100.0%		$ 2,163,446

 Seligman Large-Cap Value Portfolio

Common Stocks 98.9%

Aerospace and Defense 5.5%

Honeywell International	4,000	$107,400
United Technologies	2,000	141,660

		249,060

Automobiles and Components 2.4%

Ford Motor	10,000	109,900

Banks 10.6%

Fannie Mae	2,300	155,112
FleetBoston Financial	6,040	179,448
Washington Mutual	3,500	144,550

		479,110

Chemicals 7.2%

Dow Chemical	5,500	170,280
Praxair	2,600	156,260

		326,540

Communications Equipment 1.0%

Cisco Systems*	2,700	44,712

Computers and Peripherals 4.2%

International Business Machines	2,300	189,750

Diversified Financials 11.7%

The Bank of New York	6,500	186,875
Citigroup	3,600	154,080
J.P. Morgan Chase	5,500	187,990

		528,945

Energy 6.3%

ChevronTexaco	1,810 shs.	$130,682
Transocean Sedco Forex	7,000	153,790

		284,472

Food and Staple Retailing 3.2%

Costco Wholesale*	4,000	146,380

Health Care Equipment and Supplies 5.5%

Baxter International	4,000	104,000
Medtronic	3,000	143,910

		247,910

Household Products 2.0%

Kimberly-Clark	1,700	88,638

Industrial Conglomerates 2.6%

General Electric	4,000	114,720

Insurance 8.9%

Allstate	4,000	142,600
St. Paul Companies	4,200	153,342
UNUMProvident	7,800	104,598

		400,540

Paper and Forest Products 6.5%

Georgia-Pacific	8,000	151,600
International Paper	4,000	142,920

		294,520

_____________

* Non-income producing security.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2003

Seligman Large-Cap Value Portfolio (continued)

	Shares	Value
Pharmaceuticals 7.5%

Bristol-Meyers Squibb	6,000	$162,900
Wyeth	3,900	177,645

		340,545

Retailing 4.5%

J.C. Penney	8,000	134,800
Sears, Roebuck	2,000	67,280

		202,080

Tobacco 4.5%

Altria Group	4,500	204,480

	Shares	Value
Transportation 0.9%

CSX	1,300	$39,117

Utilities 3.9%

AES	27,710	175,959

Total Investments 98.9%
(Cost $5,003,824)		4,467,378
Other Assets Less Liabilities 1.1%		51,792

Net Assets 100.0%		$4,519,170

Seligman Small-Cap Value Portfolio

Common Stocks 94.1%

Aerospace and Defense 2.2%

Cubic	155,000	3,444,100

Chemicals 9.0%

Crompton	400,000	2,820,000
Lyondell Chemical	203,000	2,746,590
Minerals Technologies	60,000	2,919,600
NOVA Chemicals (Canada)	160,000	3,046,400
Olin	150,000	2,565,000

		14,097,590

Commercial Services and Supplies 5.7%

Brink’s	226,272	3,296,783
Korn/Ferry International	370,000	2,997,000
Sotheby’s Holdings (Class A)*	350,000	2,604,000

		8,897,783

Consumer Staples 7.4%

American Italian Pasta*	70,000	2,915,500
Bunge	110,000	3,146,000
Constellation Brands (Class B)*	110,000	3,454,000
Loews-Carolina Group	76,300	2,060,100

		11,575,600

Containers and Packaging 1.6%

Smurfit-Stone Container*	190,000	2,473,800

Energy 4.3%

Hanover Compressor*	330,000	3,729,000
Universal Compression Holdings*	144,100	3,005,926

		6,734,926

Financials 7.8%

W.R. Berkley	80,000	4,216,000
Commercial Federal	110,000	2,332,000
Montpelier Re Holdings*	100,000	3,160,000
The PMI Group	90,000	2,415,600

		12,123,600

Health Care Equipment
and Supplies 2.1%

Edwards Lifesciences*	100,000	3,214,000

Health Care Providers and Services 7.2%

Apria Healthcare Group*	125,000	$ 3,110,000
Oxford Health Plans*	75,000	3,152,250
Select Medical*	200,000	4,966,000

		11,228,250

Household Durables 4.1%

Furniture Brands International*	110,000	2,871,000
Harman International Industries	45,000	3,561,300

		6,432,300

Machinery 7.8%

AGCO*	170,000	2,903,600
Mueller Industries*	80,000	2,168,800
Navistar International*	100,000	3,263,000
Stewart & Stevenson Services	240,000	3,780,000

		12,115,400

Media 1.9%

Cadmus Communications	328,450	2,933,059

Paper and Forest Products 1.8%

Bowater	75,000	2,808,750

Pharmaceuticals and Biotechnology 8.8%

Enzon*	210,000	2,626,050
Eon Labs*	120,000	4,239,000
Pharmacopeia*	330,000	2,717,550
Protein Design Labs*	300,000	4,182,000

		13,764,600

Real Estate 1.0%

Innkeepers USA Trust	230,000	1,564,000

Retailing 8.6%

American Eagle Outfitters*	180,000	3,260,700
Fred’s	80,000	2,985,600
Urban Outfitters*	110,000	3,967,150
The Wet Seal (Class A)*	300,000	3,207,000

		13,420,450

_____________

* Non-income producing security.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Portfolios of Investments (unaudited)

Seligman Small-Cap Value Portfolio (continued)

	Shares	Value
Semiconductors and Semiconductor
Equipment 4.8%

Agere Systems (Class A)*	2,000,000 $	4,660,000
Skyworks Solutions	416,000	2,812,160

		7,472,160

Technology Hardware and
Equipment 2.6%

Trimble Navigation*	180,000	4,126,500

Transportation 5.4%

Continental Airlines*	310,000	4,640,700
J.B. Hunt Transport Services*	100,000	3,815,000

		8,455,700

Total Common Stocks
(Cost $136,963,168)	146,882,568

	Principal
	Amount	Value
Repurchase Agreement 0.5%

State Street Bank & Trust, 0.93%,
dated 6/30/2003, maturing
7/1/2003 in the amount of
$800,021, collateralized by:
$730,000 US Treasury Bonds
10.375%, 11/15/2009, with a fair
market value of $829,463
(Cost $800,000)	$800,000	$800,000

Total Investments 94.6%
(Cost $137,763,168)		147,682,568
Other Assets Less Liabilities 5.4%		8,408,399

Net Assets 100.0%		$ 156,090,967

_____________

* Non-income producing security.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Assets and Liabilities (unaudited)
June 30, 2003

		Seligman	Seligman	Seligman
	Seligman	Cash	Common	Communications	Seligman
	Capital	Management	Stock	and Information	Frontier
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:

Investments, at value* (see
portfolios of investments):
Long-term holdings	$13,367,787	$—	$11,317,858	$62,285,005	$6,791,159
Repurchase agreements	850,000	1,400,000	—	6,000,000	100,000
Other short-term holdings	—	4,600,695	—	—	—

Total Investments	14,217,787	6,000,695	11,317,858	68,285,005	6,891,159
Cash**	2,612	6,516	54,524	83,955	8,219
Receivable for securities sold	236,959	—	213,338	374,834	69,266
Dividends and interest receivable	2,294	36	14,378	8,699	1,197
Receivable for Capital Stock sold	452	—	6,119	130,062	4,752
Receivable from the Manager (Note 5)	4,003	2,287	—	—	602
Other	—	3,989	—	—	—

Total Assets	14,464,107	6,013,523	11,606,217	68,882,555	6,975,195

Liabilities:

Payable for securities purchased	216,614	—	167,383	1,082,972	117,436
Payable for Capital Stock redeemed	29,781	227,146	59,583	31,878	28,744
Management fee payable	4,773	2,067	3,854	41,691	4,252
Distribution and service fees payable	1,960	—	—	5,083	—
Call options written, at value†	—	—	—	40,040	—
Accrued expenses and other	27,648	13,326	17,180	64,040	15,376

Total Liabilities	280,776	242,539	248,000	1,265,704	165,808

Net Assets	$14,183,331	$5,770,984	$11,358,217	$67,616,851	$6,809,387

Composition of Net Assets:

Capital Stock, $0.001 at par	$1,552	$5,773	$ 1,324	$6,803	$617
Additional paid-in capital	28,804,527	5,765,211	16,111,214	123,255,343	8,637,507
Undistributed/accumulated net
investment income (loss)	(33,656)	—	215,520	(273,299)	(39,566)
Accumulated net realized loss	(16,207,878)	—	(5,419,021)	(49,482,835)	(2,532,050)
Net unrealized appreciation (depreciation)
of investments	1,618,786	—	449,180	(5,889,161)	742,879
Net Assets	$14,183,331	$5,770,984	$11,358,217	$67,616,851	$6,809,387

Class 1	$10,856,921	$5,770,984	$11,358,217	$58,474,747	$6,809,387
Class 2	$3,326,410			$9,142,104
Shares of Capital Stock Outstanding:
Class 1	1,186,215	5,773,370	1,324,155	5,876,385	616,823
Class 2	365,658			926,655

Net Asset Value per Share:

Class 1	$9.15	$1.00	$8.58	$9.95	$11.04
Class 2	$9.10			$9.87

* Cost of investments are as follows:	$12,599,001	$6,000,695	$ 10,868,678	$74,144,567	$6,148,280
** Includes foreign currencies as follows:	—	—	—	$3	—
† Premiums from options written as follows:	—	—	—	$10,441	—

_____________

See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Assets and Liabilities (unaudited)
June 30, 2003

	Seligman	Seligman	Seligman	Seligman	Seligman
	Global	Global Smaller	Global	High-Yield	Income and
	Growth	Companies	Technology	Bond	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:

Investments, at value* (see
portfolios of investments):
Long-term holdings	$2,418,089	$5,632,744	$11,822,415	$7,432,768	$3,099,435
Options purchased, at value
(see portfolios of investments)	—	—	2,410	—	—
Repurchase agreements	—	—	—	100,000	—

Total Investments	2,418,089	5,632,744	11,824,825	7,532,768	3,099,435
Cash**	101,578	82,408	—	17,753	49,745
Receivable for securities sold	—	93,949	39,895	206,889	34,610
Interest and dividends receivable	7,856	7,535	9,440	142,549	18,919
Receivable for Capital Stock sold	532	1,975	871	4,153	—
Receivable from the Manager (Note 5)	8,779	30,208	17,107	3,245	6,070

Total Assets	2,536,834	5,848,819	11,892,138	7,907,357	3,208,779

Liabilities:

Payable for securities purchased	—	80,240	71,819	100,319	26,926
Payable for Capital Stock redeemed	2,221	19,666	13,222	4,274	386
Management fee payable	2,083	4,697	9,357	3,204	1,071
Distribution and service fees payable	—	—	690	—	—
Call options written, at value?	—	—	96,948	—	—
Bank overdraft**	—	—	825,692	—	—
Unrealized depreciation on
foreign currencies contracts	—	87	—	—	—
Accrued expenses and other	11,672	21,319	26,941	13,879	13,917

Total Liabilities	15,976	126,009	1,044,669	121,676	42,300

Net Assets	$2,520,858	$5,722,810	$10,847,469	$7,785,681	$3,166,479

Composition of Net Assets:

Capital Stock, $0.001 at par	$744	$661	$1,097	$1,412	$384
Additional paid-in capital	4,632,125	8,166,629	26,444,607	19,988,955	3,754,718
Undistributed/accumulated net
investment income (loss)	15,096	740	(56,161)	1,220,519	100,266
Accumulated net realized loss	(2,232,258)	(3,157,579)	(15,186,683)	(13,933,420)	(866,258)
Net unrealized appreciation (depreciation)
of investments	46,257	639,259	(507,507)	508,215	177,369
Net unrealized appreciation
on translation of assets and liabilities
denominated in foreign currencies and
forward currency contracts	58,894	73,100	152,116	—	—
Net Assets	$2,520,858	$5,722,810	$10,847,469	$7,785,681	$3,166,479

Class 1	$2,520,858	$5,722,810	$9,100,155	$7,785,681	$3,166,479
Class 2			$1,747,314
Shares of Capital Stock Outstanding:
Class 1	744,241	660,650	919,888	1,412,234	384,200
Class 2			177,427

Net Asset Value per Share:

Class 1	$3.39	$8.66	$9.89	$5.51	$8.24
Class 2			$9.85

* Cost of investments are as follows:	$2,313,239	$4,920,368	$12,086,149	$7,024,553	$2,922,066
** Includes/net of foreign currencies as follows:	$28,038	$232,199	$8,893	—	—
† Premiums from options written as follows:	—	—	$28,115	—	—

_____________

See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Assets and Liabilities (unaudited)
June 30, 2003

	Seligman	Seligman	Seligman	Seligman	Seligman
	International	Investment Grade	Large-Cap	Large-Cap	Small-Cap
	Growth	Fixed Income	Growth	Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:

Investments, at value* (see
portfolios of investments):
Long-term holdings	$2,919,877	$8,608,319	$1,986,540	$4,467,378	$146,882,568
Repurchase agreements	—	—	100,000	—	800,000

Total Investments	2,919,877	8,608,319	2,086,540	4,467,378	147,682,568
Cash**	164,123	38,586	55,850	88,590	48,716
Receivable for securities sold	—	—	32,292	—	—
Dividends and interest receivable	15,663	83,017	2,131	10,772	43,170
Receivable for Capital Stock sold	1,381	2,048	14,568	7,369	8,884,747
Receivable from the Manager (Note 5)	8,708	2,396	1,902	1,670	—

Total Assets	3,109,752	8,734,366	2,193,283	4,575,779	156,659,201

Liabilities:

Payable for securities purchased	—	—	5,762	6,003	—
Payable for Capital Stock redeemed	1,791	2,573	15,537	39,182	374,783
Management fee payable	2,587	2,981	1,243	3,037	122,988
Distribution and service fees payable	—	—	—	—	4,889
Accrued expenses and other	13,338	13,994	7,295	8,387	65,574

Total Liabilities	17,716	19,548	29,837	56,609	568,234

Net Assets	$3,092,036	$8,714,818	$2,163,446	$4,519,170	$156,090,967

Composition of Net Assets:

Capital Stock, $0.001 at par	$414	$766	$397	$580	$12,060
Additional paid-in capital	6,235,572	7,687,737	5,269,864	6,342,188	145,155,157
Undistributed/accumulated net
investment income (loss)	28,601	465,892	(1,313)	99,472	(240,196)
Undistributed/accumulated net
realized gain (loss)	(3,415,303)	329,794	(2,956,732)	(1,386,624)	1,244,546
Net unrealized appreciation (depreciation)
of investments	115,490	230,629	(148,770)	(536,446)	9,919,400
Net unrealized appreciation
on translation of assets and liabilities
denominated in foreign currencies and
forward currency contracts	127,262	—	—	—	—

Net Assets	$3,092,036	$8,714,818	$2,163,446	$4,519,170	$156,090,967

Class 1	$3,092,036	$8,714,818	$2,163,446	$4,519,170	$144,396,559
Class 2					$11,694,408
Shares of Capital Stock Outstanding:

Class 1	414,144	765,806	397,233	580,020	11,153,804
Class 2					905,986

Net Asset Value per Share:

Class 1	$7.47	$11.38	$5.45	$7.79	$12.95
Class 2					$12.91

* Cost of investments are as follows:	$2,678,533	$8,377,690	$2,235,310	$5,003,824	$137,763,168
** Includes foreign currencies as follows:	$65,131	—	—	—	—

_____________

See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Operations (unaudited)
For the Six Months Ended June 30, 2003

		Seligman	Seligman	Seligman
	Seligman	Cash	Common	Communications	Seligman
	Capital	Management	Stock	and Information	Frontier
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:

Dividends*	$27,609	$ —	$102,541	$ 55,065	$12,916
Interest	1,495	41,524	742	13,475	191

Total Investment Income	29,104	41,524	103,283	68,540	13,107

Expenses:

Management fees	27,409	14,064	23,608	222,792	24,773
Shareholder account services	12,726	—	—	19,487	—
Auditing fees	8,066	5,257	7,456	24,407	5,457
Custody and related services	6,791	1,371	2,514	14,830	8,371
Shareholder reports and communications	4,932	930	1,295	8,144	3,608
Distribution and service fees — Class 2	3,710	—	—	9,551	—
Directors’ fees and expenses	3,312	2,345	3,303	3,848	3,135
Registration	2,920	616	1,062	10,157	1,973
Shareholders’ meeting	2,531	1,811	2,334	7,580	1,736
Legal fees	1,126	714	1,059	3,394	809
Miscellaneous	1,770	2,270	1,317	5,363	1,111

Total Expenses Before Reimbursement	75,293	29,378	43,948	329,553	50,973

Reimbursement of expenses (Note 5)	(16,766)	(4,765)	—	—	(1,426)

Total Expenses After Reimbursement	58,527	24,613	43,948	329,553	49,547

Net Investment Income (Loss)	(29,423)	16,911	59,335	(261,013)	(36,440)

Net Realized and Unrealized Gain
(Loss) on Investments and Foreign
Currency Transactions:

Net realized gain (loss) on investments
and foreign currency transactions	284,932	—	(590,342)	(1,842,876)	(322,420)
Net change in unrealized appreciation/
depreciation of investments	1,065,554	—	1,563,472	14,852,199	1,218,665

Net Gain on Investments and
Foreign Currency Transactions	1,350,486	—	973,130	13,009,323	896,245

Increase in Net Assets from
Operations	$1,321,063	$16,911	$1,032,465	$12,748,310	$859,805

* Net of foreign tax withheld as follows:	—	—	$683	$ 1,584	$33

_____________

See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Operations (unaudited)
For the Six Months Ended June 30, 2003

	Seligman	Seligman
	Global	Global	Seligman	Seligman
	Income and	Smaller	Global	High-Yield	Seligman
	Growth	Companies	Technology	Bond	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:

Dividends*	$35,080	$31,705	$27,813	$10,109	$14,454
Interest	—	1,263	1,216	356,164	31,077

Total Investment Income	35,080	32,968	29,029	366,273	45,531

Expenses:

Management fees	12,040	27,093	52,777	19,246	6,338
Shareholder account services	—	—	12,934	—	—
Auditing fees	3,845	4,908	6,839	5,518	3,997
Custody and related services	18,364	72,631	40,451	12,135	17,353
Shareholder reports and communications	668	845	4,510	1,041	656
Distribution and service fees — Class 2	—	—	1,284	—	—
Directors’ fees and expenses	3,044	3,131	3,151	3,136	3,172
Registration	461	635	3,425	740	532
Shareholders’ meeting	1,260	1,603	2,161	1,871	1,348
Legal fees	580	733	995	821	628
Miscellaneous	717	735	1,460	1,134	492

Total Expenses Before Reimbursement	40,979	112,314	129,987	45,642	34,516

Reimbursement of expenses (Note 5)	(24,123)	(74,384)	(54,814)	(7,150)	(19,463)

Total Expenses After Reimbursement	16,856	37,930	75,173	38,492	15,053

Net Investment Income (Loss)	18,224	(4,962)	(46,144)	327,781	30,478

Net Realized and Unrealized Gain
(Loss) on Investments and Foreign
Currency Transactions:

Net realized gain (loss) on investments	(219,145)	(1,059,635)	(874,657)	238,177	(45,711)
Net realized gain from foreign
currency transactions	125,253	261,161	115,922	—	—
Net change in unrealized appreciation/depreciation
of investments	386,872	1,521,972	2,056,342	375,757	262,220
Net change in unrealized appreciation
on translation of assets and liabilities
denominated in foreign currencies
and forward currency contracts	(71,831)	(158,979)	(91,872)	—	—

Net Gain on Investments and
Foreign Currency Transactions	221,149	564,519	1,205,735	613,934	216,509

Increase in Net Assets from Operations	$239,373	$559,557	$1,159,591	$941,715	$246,987

* Net of foreign tax withheld as follows:	$3,654	$1,749	$6,903	—	$111

_____________

See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Operations (unaudited)
For the Six Months Ended June 30, 2003

	Seligman		Seligman	Seligman	Seligman	Seligman
	International		Investment Grade	Large-Cap	Large-Cap	Small-Cap
	Growth		Fixed Income	Growth	Value	Value
	Portfolio		Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:

Dividends*	$55,682	$	$ —	$10,901	$56,003	$492,014
Interest	27		198,830	182	43	9,040

Total Investment Income	55,709		198,830	11,083	56,046	501,054

Expenses:

Management fees	15,182		18,711	6,674	17,357	608,562
Shareholder account services	—		—	—	—	17,479
Auditing fees	4,016		5,888	3,664	4,551	34,920
Custody and related services	18,317		8,703	2,131	1,068	19,628
Shareholder reports and communications	675		1,010	659	806	10,470
Distribution and service fees — Class 2	—		—	—	—	8,861
Directors’ fees and expenses	3,171		3,252	2,890	2,968	4,440
Registration	491		728	414	605	7,714
Shareholders’ meeting	1,332		2,066	1,200	1,479	14,217
Legal fees	589		890	539	700	6,098
Miscellaneous	741		908	723	915	6,746

Total Expenses Before Reimbursement	44,514		42,156	18,894	30,449	739,135

Reimbursement of expenses (Note 5)	(23,259)		(2,396)	(7,930)	(4,414)	—

Total Expenses After Reimbursement	21,255		39,760	10,964	26,035	739,135

Net Investment Income (Loss)	34,454		159,070	119	30,011	(238,081)

Net Realized and Unrealized Gain
(Loss) on Investments and Foreign
Currency Transactions:

Net realized gain (loss) on investments	(267,739)		435,455	(82,501)	(503,811)	148,775
Net realized gain from foreign
currency transactions	215,639		—	—	—	—
Net change in unrealized appreciation/depreciation
of investments	428,124		(85,792)	309,917	885,822	22,800,995
Net change in unrealized appreciation
on translation of assets and liabilities
denominated in foreign currencies
and forward currency contracts	(107,841)		—	—	—	—

Net Gain on Investments and
Foreign Currency Transactions	268,183		349,663	227,416	382,011	22,949,770

Increase in Net Assets from Operations	$302,637		$508,733	$227,535	$412,022	$22,711,689

* Net of foreign tax withheld as follows:	$7,526		—	$64	—	$3,034

_____________

See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Changes in Net Assets

Seligman Capital Portfolio			Seligman Cash Management Portfolio		Seligman Common Stock Portfolio

Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31, 2002	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002

Operations:

Net investment income (loss)	$(29,423)	$(102,960)	$16,911	$92,373	$59,335	$162,686
Net realized gain (loss) on investments	284,932	(6,963,490)	—	—	(590,342)	(2,992,585)
Net change in unrealized appreciation/
depreciation of investments	1,065,554	(1,896,671)	—	—	1,563,472	(2,999,136)

Increase (Decrease) in Net Assets
From Operations	1,321,063	(8,963,121)	16,911	92,373	1,032,465	(5,829,035)

Distributions to Shareholders:

Net investment income — Class 1*	—	—	(16,911)	(92,373)	—	(162,643)
Net realized short-term gain
on investments — Class 1*	—	—	—	(2,266)	—	—

Decrease in Net Assets
From Distributions	—	—	(16,911)	(94,639)	—	(162,643)

Capital Share Transactions:

Proceeds from sale of shares:
Class 1	289,928	885,131	2,848,881	10,885,722	1,685,071	3,534,348
Class 2	387,933	1,444,804	—	—	—	—
Value of shares issued in payment of:
Dividends — Class 1	—	—	16,911	92,373	—	162,643
Gain distributions — Class 1	—	—	—	2,266	—	—
Total	677,861	2,329,935	2,865,792	10,980,361	1,685,071	3,696,991

Cost of shares redeemed:
Class 1	(2,278,187)	(5,885,787)	(4,964,486)	(15,319,579)	(4,290,036)	(8,530,462)
Class 2	(261,508)	(898,718)	—	—	—	—

Total	(2,539,695)	(6,784,505)	(4,964,486)	(15,319,579)	(4,290,036)	(8,530,462)

Decrease in Net Assets From
Capital Share Transactions	(1,861,834)	(4,454,570)	(2,098,694)	(4,339,218)	(2,604,965)	(4,833,471)

Decrease in Net Assets	(540,771)	(13,417,691)	(2,098,694)	(4,341,484)	(1,572,500)	(10,825,149)

Net Assets:

Beginning of period	14,724,102	28,141,793	7,869,678	12,211,162	12,930,717	23,755,866

End of Period **	$14,183,331	$14,724,102	$5,770,984	$7,869,678	$11,358,217	$12,930,717

* For tax purposes, these distributions are considered ordinary income.
** Including undistributed net investment income (net of accumulated net investment
loss) as follows:	$(33,656)	$(4,233)	—	—	$215,520	$$156,185

_____________

See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Changes in Net Assets

	Seligman Communications and Information Portfolio		Seligman Frontier Portfolio		Seligman Global Growth Portfolio

	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002

Operations:

Net investment income (loss)	$(261,013)	$(706,615)	$(36,440)	$(93,053)	$18,224	$ 4,789
Net realized loss on investments	(1,842,876)	(21,485,266)	(322,420)	(1,726,157)	(219,145)	(870,935)
Net realized gain from foreign
currency transactions	—	—	—	—	125,253	57,563
Net change in unrealized appreciation/
depreciation of investments	14,852,199	(23,476,034)	1,218,665	(1,374,859)	386,872	(398,010)
Net change in unrealized appreciation/
depreciation on translation of assets
and liabilities denominated in foreign
currencies and forward currency contracts	—	—	—	—	(71,831)	170,385

Increase (Decrease) in Net Assets
From Operations	12,748,310	(45,667,915)	859,805	(3,194,069)	239,373	(1,036,208)

Capital Share Transactions:

Proceeds from sale of shares:
Class 1	2,357,508	8,745,627	1,401,828	3,047,504	622,765	1,564,958
Class 2	1,201,651	13,752,873	—	—	—	—

Total	3,559,159	22,498,500	1,401,828	3,047,504	622,765	1,564,958

Cost of shares redeemed:
Class 1	(8,734,067)	(29,204,127)	(2,541,163)	(5,938,338)	(974,793)	(2,554,205)
Class 2	(1,269,505)	(16,273,901)	—	—	—	—

Total	(10,003,572)	(45,478,028)	(2,541,163)	(5,938,338)	(974,793)	(2,554,205)

Decrease in Net Assets From
Capital Share Transactions	(6,444,413)	(22,979,528)	(1,139,335)	(2,890,834)	(352,028)	(989,247)

Increase (Decrease) in Net Assets	6,303,897	(68,647,443)	(279,530)	(6,084,903)	(112,655)	(2,025,455)

Net Assets:

Beginning of period	61,312,954	129,960,397	7,088,917	13,173,820	2,633,513	4,658,968

End of Period **	$67,616,851	$61,312,954	$6,809,387	$7,088,917	$2,520,858	$ 2,633,513

** Including undistributed net investment income (net of accumulated net investment loss) as follows:	$(273,299)	$(3,709)	$(39,566)	$(3,126)	$15,096	$ (2,702)

_____________

See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Changes in Net Assets

	Seligman Global Smaller Companies Portfolio		Seligman Global Technology Portfolio		Seligman High-Yield Bond Portfolio

	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002

Operations:

Net investment income (loss)	$(4,962)	$(49,120)	$ (46,144)	$(172,982)	$ 327,781	$911,221
Net realized gain (loss) on investments	(1,059,635)	(1,587,547)	(874,657)	(5,104,672)	238,177	(2,687,333)
Net realized gain (loss) from foreign
currency transactions	261,161	(32,280)	115,922	124,499	—	—
Net change in unrealized appreciation/
depreciation of investments	1,521,972	(1,071,609)	2,056,342	(1,960,769)	375,757	1,256,211
Net change in unrealized appreciation/
depreciation on translation of assets
and liabilities denominated in foreign
currencies and forward currency contracts	(158,979)	486,186	(91,872)	377,947	—	—

Increase (Decrease) in Net Assets
From Operations	559,557	(2,254,370)	1,159,591	(6,735,977)	941,715	(519,901)

Distributions to Shareholders:

Net investment income — Class 1	—	—	—	—	—	(1,401,014)

Decrease in Net Assets
From Distributions	—	—	—	—	—	(1,401,014)

Capital Share Transactions:

Proceeds from sale of shares:
Class 1	1,352,073	3,476,932	51,228	3,577,246	3,055,504	5,211,833
Class 2	—	—	3,636,561	8,528,574	—	—
Value of shares issued in payment of
dividends — Class 1	—	—	—	—	—	1,401,014

Total	1,352,073	3,476,932	3,687,789	12,105,820	3,055,504	6,612,847

Cost of shares redeemed:
Class 1	(2,103,877)	(5,324,941)	(1,278,504)	(6,961,115)	(4,342,942)	(9,070,122)
Class 2	—	—	(3,680,490)	(9,201,732)	—	—

Total	(2,103,877)	(5,324,941)	(4,958,994)	(16,162,847)	(4,342,942)	(9,070,122)

Decrease in Net Assets From
Capital Share Transactions	(751,804)	(1,848,009)	(1,271,205)	(4,057,027)	(1,287,438)	(2,457,275)

Decrease in Net Assets	(192,247)	(4,102,379)	(111,614)	(10,793,004)	(345,723)	(4,378,190)

Net Assets:

Beginning of period	5,915,057	10,017,436	10,959,083	21,752,087	8,131,404	12,509,594

End of Period **	$5,722,810	$5,915,057	$10,847,469	$10,959,083	$7,785,681	$8,131,404

** Including undistributed net investment
income (net of accumulated net investment
loss) as follows:	$740	$(3,211)	$ (56,161)	$(2,750)	$ 1,201,284	$907,315

_____________

See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Changes in Net Assets

	Seligman Income and Growth Portfolio		Seligman International Growth Portfolio		Seligman Investment Grade Fixed Income Portfolio

	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002

Operations:

Net investment income	$30,478	$74,537	$34,454	$19,890	$159,070	$ 314,301
Net realized gain (loss) on investments	(45,711)	(409,240)	(267,739)	(1,024,863)	435,455	145,230
Net realized gain from foreign
currency transactions	—	—	215,639	116,696	—	—
Net change in unrealized appreciation/
depreciation of investments	262,220	(157,141)	428,124	(158,902)	(85,792)	293,181
Net change in unrealized appreciation/
depreciation on translation of assets
and liabilities denominated in foreign
currencies and forward currency contracts	—	—	(107,841)	305,018	—	—

Increase (Decrease) in Net Assets
From Operations	246,987	(491,844)	302,637	(742,161)	508,733	752,712

Distributions to Shareholders:

Net investment income — Class 1	—	(156,414)	—	—	—	(362,852)

Decrease in Net Assets
From Distributions	—	(156,414)	—	—	—	(362,852)

Capital Share Transactions:

Proceeds from sale of shares — Class 1	688,956	1,640,013	1,111,745	2,364,454	2,153,416	4,916,541
Value of shares issued in payment of
dividends — Class 1	—	156,414	—	—	—	362,852

Total	688,956	1,796,427	1,111,745	2,364,454	2,153,416	5,279,393

Cost of shares redeemed — Class 1	(1,056,191)	(2,320,229)	(1,636,964)	(3,100,763)	(3,014,168)	(3,704,996)

Increase (Decrease) in Net Assets From
Capital Share Transactions	(367,235)	(523,802)	(525,219)	(736,309)	(860,752)	1,574,397

Increase (Decrease) in Net Assets	(120,248)	(1,172,060)	(222,582)	(1,478,470)	(352,019)	1,964,257

Net Assets:

Beginning of period	3,286,727	4,458,787	3,314,618	4,793,088	9,066,837	7,102,580

End of Period **	$3,166,479	$3,286,727	$3,092,036	$3,314,618	$8,714,818	$9,066,837

** Including undistributed net investment
income (net of accumulated net investment
loss) as follows:	$100,567	$69,035	$28,601	$(3,956)	$468,434	$308,342

_____________

See Notes to Financial Statements.

Seligman Portfolios, Inc.
Statements of Changes in Net Assets

	Seligman Large-Cap Growth Portfolio		Seligman Large-Cap Value Portfolio		Seligman Small-Cap Value Portfolio

	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002

Operations:

Net investment income (loss)	$ 119	$(10,473)	$30,011	$71,315	$(238,081)	$(670,961)
Net realized gain (loss) on investments	(82,501)	(1,080,762)	(503,811)	(666,561)	148,775	1,100,535
Net change in unrealized appreciation/
depreciation of investments	309,917	(235,167)	885,822	(1,932,056)	22,800,995	(30,469,742)

Increase (Decrease) in Net Assets
From Operations	227,535	(1,326,402)	412,022	(2,527,302)	22,711,689	(30,040,168)

Distributions to Shareholders:

Net investment income — Class 1*	—	—	—	(71,167)	—	—
Net realized short-term gain
on investments:*
Class 1	—	—	—	—	—	(1,234,243)
Class 2	—	—	—	—	—	(106,327)
Net realized long-term gain
on investments:
Class 1	—	—	—	—	—	(246,849)
Class 2	—	—	—	—	—	(21,265)

Decrease in Net Assets
From Distributions	—	—	—	(71,167)	—	(1,608,684)

Capital Share Transactions:

Proceeds from sale of shares:
Class 1	936,660	2,188,376	1,660,140	4,846,616	36,770,397	95,584,009
Class 2	—	—	—	—	3,881,801	11,559,635
Value of shares issued in payment of:
Dividends — Class 1	—	—	—	71,167	—	—
Gain distributions:
Class 1	—	—	—	—	—	1,481,092
Class 2	—	—	—	—	—	127,592

Total	936,660	2,188,376	1,660,140	4,917,783	40,652,198	108,752,328

Cost of shares redeemed:
Class 1	(939,007)	(2,853,687)	(2,245,449)	(5,334,818)	(17,135,896)	(63,639,344)
Class 2	—	—	—	—	(2,461,510)	(6,408,057)

Total	(939,007)	(2,853,687)	(2,245,449)	(5,334,818)	(19,597,406)	(70,047,401)

Increase (Decrease) in Net Assets From
Capital Share Transactions	(2,347)	(665,311)	(585,309)	(417,035)	21,054,792	38,704,927

Increase (Decrease) in Net Assets	225,188	(1,991,713)	(173,287)	(3,015,504)	43,766,481	7,056,075

Net Assets:

Beginning of period	1,938,258	3,929,971	4,692,457	7,707,961	112,324,486	105,268,411

End of Period **	$2,163,446	$81,938,25	$4,519,170	$4,692,457	$156,090,967	$112,324,486

* For tax purposes, these distributions are
considered ordinary income.
** Including undistributed net investment
income (net of accumulated net investment
loss) as follows:	$(1,313)	$(1,432)	$99,472	$69,461	$(240,196)	$(2,115)
_____________
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

1.   Organization — Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of 15 separate portfolios (the "Portfolios"): Seligman Capital Portfolio ("Capital Portfolio"), Seligman Cash Management Portfolio ("Cash Management Portfolio"), Seligman Common Stock Portfolio ("Common Stock Portfolio"), Seligman Communications and Information Portfolio ("Communications and Information Portfolio"), Seligman Frontier Portfolio ("Frontier Portfolio"), Seligman Global Growth Portfolio ("Global Growth Portfolio"), Seligman Global Smaller Companies Portfolio ("Global Smaller Companies Portfolio"), Seligman Global Technology Portfolio ("Global Technology Portfolio"), Seligman High-Yield Bond Portfolio ("High-Yield Bond Portfolio"), Seligman Income and Growth Portfolio, formerly Seligman Income Portfolio ("Income and Growth Portfolio"), Seligman International Growth Portfolio ("International Growth Portfolio"), Seligman Investment Grade Fixed Income Portfolio, formerly Seligman Bond Portfolio ("Investment Grade Portfolio"), Seligman Large-Cap Growth Portfolio ("Large-Cap Growth Portfolio"), Seligman Large-Cap Value Portfolio ("Large-Cap Value Portfolio"), and Seligman Small-Cap Value Portfolio ("Small-Cap Value Portfolio"), each designed to meet different investment goals. Shares of the Fund are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies.

2.    Multiple Classes of Shares — The Fund offers two classes of shares. Class 1 shares do not pay a distribution and service fee ("12b-1 fee"). Class 2 shares pay an annual 12b-1 fee of up to 0.25% of average daily net assets. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3.    Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.     Security Valuation — Investments in US Government and Government Agency securities, bonds, asset-backed securities, convertible securities, and stocks are valued at the most current market values or, in their absence, at fair market values determined in accordance with procedures approved by the Board of Directors. Securities traded on an exchange are valued at the last sales price or, in its absence and in the case of over-the-counter securities, at the mean of closing bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio’s liability for deferred directors’ fees are valued at current market values.

b.     Foreign Securities — The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Growth Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International Growth Portfolio (together, the "Seligman International Portfolios"), which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will primarily be traded in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Global Depositary Shares ("GDSs"). ADRs and ADSs are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADRs and ADSs are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDRs, GDRs, and GDSs are receipts similar to ADRs and ADSs and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars.

Foreign currency amounts are translated into US dollars on the following basis:

(i)     market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

(ii)   purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, to be distributed to shareholders of the Portfolios. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates. The value of cash held in foreign currencies at June 30, 2003, was substantially the same as its cost.

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

The Seligman International Portfolios separate that portion of the results of operations resulting from changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolios.

Similarly, these Portfolios separate the effect of changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

c.     Options — Each Portfolio is authorized to write and purchase put and call options. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Gains or losses from options written are included in net realized and unrealized gain or loss on investments and foreign currency transactions. Written and purchased options are non-income producing investments.

d.     Forward Currency Contracts — The Seligman International Portfolios may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold during the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial reporting purposes.

e.     Taxes — The Portfolios’ policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders. Therefore, no provisions for Federal income or excise taxes are required. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

f.      Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Interest income is recorded on the accrual basis. The Portfolios amortize discount and premium on debt securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Portfolio is informed of the dividend.

g.     Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses of a Portfolio are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include 12b-1 fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2003, 12b-1 fees were the only class-specific expenses.

h.     Repurchase Agreements —The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the "Manager"). Securities purchased subject to repurchase agreements are deposited with the Portfolios’ custodians and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

i.     Distributions to Shareholders — The treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Portfolios.

4.     Purchases and Sales of Securities — Purchase and sales of portfolio securities, excluding options, US Government obligations and short-term investments, for the six months ended June 30, 2003, were as follows:

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

Portfolio	Purchases	Sales	Portfolio	Purchases	Sales

Capital	$7,289,385	$9,400,335	High-Yield Bond	$6,932,285	$7,939,571
Common Stock	5,958,696	8,562,639	Income and Growth	2,454,743	2,872,087
Communications and Information	26,619,380	31,959,221	International Growth	2,489,779	3,064,110
Frontier	3,022,345	4,116,319	Investment Grade	7,294,667	8,492,926
Global Growth	1,881,193	2,312,357	Large-Cap Growth	421,675	588,000
Global Smaller Companies	5,719,928	6,409,813	Large-Cap Value	317,480	971,665
Global Technology	9,634,320	9,323,296	Small-Cap Value	36,305,371	17,691,425

For the six months ended June 30, 2003, purchases and sales of US Government obligations were $1,938,386 and $1,928,984, respectively, for the Income and Growth Portfolio, and $13,120,728 and $12,315,399, respectively, for the Investment Grade Portfolio.

Identified cost of investments sold is used for both financial reporting and federal income tax purposes.
At June 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency translations, were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Portfolio	Unrealized Appreciation	Unrealized Depreciation

Capital	$1,916,378	$297,592	High-Yield Bond	$ 491,245	$5,051
Common Stock	880,797	431,617	Income and Growth	219,374	40,734
Communications and Information	4,764,683	10,653,844	International Growth	291,455	50,111
Frontier	969,287	226,408	Investment Grade	251,379	19,052
Global Growth	184,243	79,393	Large-Cap Growth	131,246	280,016
Global Smaller Companies	830,884	118,508	Large-Cap Value	265,292	801,738
Global Technology	1,054,661	1,410,251	Small-Cap Value	23,379,418	13,460,018

Transactions in options written during the six months ended June 30, 2003, were as follows:

	Call Options

	Contracts	Premiums

Communications and Information Portfolio
Options outstanding, December 31, 2002	—	—
Options written and outstanding, June 30, 2003	56	$ 10,441

Global Technology Portfolio

Options outstanding, December 31, 2002	—	—
Options written	53,800	$ 34,439
Options terminated in closing purchase transactions	(6,800)	(6,324)
Options outstanding, June 30, 2003	47,000	$ 28,115

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

5. Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. The Manager’s fee, which is calculated daily and payable monthly, is equal to 0.40%, on an annual basis, of each of Capital, Cash Management, Common Stock, Income and Growth, and Investment Grade Portfolios’ daily net assets; equal to 0.75%, on an annual basis, of each of Communications and Information and Frontier Portfolios’ daily net assets; and equal to 0.50%, on an annual basis, of High-Yield Bond Portfolio’s daily net assets. The Manager’s fee for the Global Technology Portfolio is equal to 1.00% per annum of the first $2 billion of average daily net assets, 0.95% per annum of the next $2 billion of average daily net assets, and 0.90% per annum in excess of $4 billion of average daily net assets of the Portfolio.
The Manager’s fee for the other Seligman International Portfolios is equal to 1.00% per annum of the first $1 billion of average daily net assets, 0.95% per annum of the next $1 billion of average daily net assets, and 0.90% per annum in excess of $2 billion of average daily net assets of each Portfolio. The Manager’s fee for the Large-Cap Growth Portfolio is equal to 0.70% per annum of the first $1 billion of average daily net assets, 0.65% per annum of the next $1 billion, and 0.60% per annum in excess of $2 billion of average daily net assets of the Portfolio. The Manager’s fee for the Large-Cap Value Portfolio is equal to 0.80% per annum of the first $500 million of average daily net assets, 0.70% per annum of the next $500 million of average daily net assets, and 0.60% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager’s fee for the Small-Cap Value Portfolio is equal to 1.00% per annum of the first $500 million of average daily net assets, 0.90% per annum of the next $500 million of average daily net assets, and 0.80% per annum in excess of $1 billion of average daily net assets of the Portfolio.
The Manager has voluntarily agreed to reimburse expenses, other than management and 12b-1 fees, that exceed a certain rate per annum of the average daily net assets of each Portfolio. Effective August 11, 2003, these rates have been modified or eliminated as shown below. Such reimbursement can be discontinued at anytime at the Manager’s discretion.

Portfolio	Rate Prior to 8/11/03	Rate Beginning 8/11/03	Portfolio	Rate Prior to 8/11/03	Rate Beginning 8/11/03

Capital	0.40%	None	High-Yield Bond	0.50%	None
Cash Management	0.30	0.30%	Income and Growth	0.55	0.75%
Common Stock	0.40	None	International Growth	0.40	1.00
Communications and Information	0.40	None	Investment Grade	0.45	0.45
Frontier	0.75	None	Large-Cap Growth	0.45	None
Global Growth	0.40	0.75	Large-Cap Value	0.40	None
Global Smaller Companies	0.40	1.00	Small-Cap Value	0.20	None
Global Technology	0.40	0.90

The amounts of these reimbursements, where applicable, for the six months ended June 30, 2003, are disclosed in the Statements of Operations, and such amounts receivable from the Manager at June 30, 2003 are disclosed in the Statements of Assets and Liabilities.
Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager.

Seligman Advisors, Inc. (the "Distributor"), an affiliate of the Manager, acts as distributor of shares of the Fund and of contracts issued by variable annuity separate accounts of one insurance company and its affiliates. For the six months ended June 30, 2003, the Distributor earned fees of $2,589 for distributing such contracts.

Under a Rule 12b-1 plan (the "Plan") adopted by the Fund with respect to Class 2 shares of each Portfolio, insurance companies or their affiliates can enter into agreements with the Distributor and receive 12b-1 fees of up to 0.25%, on an annual basis, of the average daily net assets of Class 2 shares attributable to the particular insurance company for providing, among other things, personal services and/or the maintenance of shareholder accounts. Such fees are paid quarterly by each Portfolio to Seligman Advisors pursuant to the Plan. For the six months ended June 30, 2003, fees incurred under the Plan aggregated $3,710, or 0.25% per annum; $9,551, or 0.25% per annum; $1,284 or 0.15% per annum; and $8,861 or 0.19% per annum of the average daily net assets of Class 2 shares of Capital Portfolio, Communications and Information Portfolio, Global Technology Portfolio and Small-Cap Value Portfolio, respectively.

Certain officers and directors of the Fund are officers or directors of the Manager and the Distributor.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balances at June 30, 2003, are included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

6.   Capital Loss Carryforwards and Other Tax Adjustments — At December 31, 2002, the Portfolios had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these portfolios until net capital gains have been realized in excess of the available capital loss carryforwards. These loss carryforwards expire in amounts and fiscal years as follows:

Fiscal Year	Capital	Common Stock	Communications and Information	Frontier	Global Growth	Global Smaller Companies	Global Technology

2009	$9,474,000	—	$25,201,855	$213,369	$1,260,346	$608,135	$ 9,391,778
2010	6,635,561	$4,289,259	19,435,297	1,533,424	844,615	1,302,299	4,941,506
Total	$16,109,561	$4,289,259	$44,637,152	$1,746,793	$2,104,961	$1,910,434	$14,333,284

Fiscal Year	High-Yield Bond	Income and Growth	International Growth	Investment Grade	Large-Cap Growth	Large-Cap Value

2007	$1,594,792	$—	$—	$—	$ —	$—
2008	2,846,366	189,915	1,085,995	108,203	—	—
2009	5,531,270	21,063	1,358,382	—	1,582,183	34,864
2010	4,147,273	564,797	906,869	—	1,222,251	770,247
Total	$14,119,701	$775,775	$3,351,246	$108,203	$2,804,434	$805,111

In addition, the Portfolios elected to defer to January 1, 2003, the recognition for tax purposes of net losses realized on sales of investments after October 31, 2002. These post-October losses, which are available to offset future taxable net gains, are as follows:

Portfolio	Amount	Portfolio	Amount

Capital	$ 271,637	Global Smaller Companies	$413,408
Common Stock	532,563	High-Yield Bond	10,908
Communications and Information	2,590,531	Income and Growth	28,687
Frontier	403,363	Large-Cap Growth	43,334
Global Growth	20,174	Large-Cap Value	77,702

7.    Committed Line of Credit — All of the Portfolios, except the Cash Management Portfolio, are participants in a joint $420 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Portfolio’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Portfolio incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility may be increased to a maximum of $535 million prior to September 30, 2003 at the request of the participating funds to add additional banks to or increase the commitments of existing banks in the facility. The credit facility commitment expires in June 2004, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2003, none of the Portfolios borrowed from the credit facility.

8.    Outstanding Forward Exchange Currency Contracts — At June 30, 2003, the Global Smaller Companies Portfolio had outstanding forward exchange currency contracts to purchase or sell foreign currencies as follows:

Contract	Foreign Currency	In Exchange for US $	Settlement Date	US $ Value	Unrealized Depreciation

Purchases:

Singapore dollars	34,628	19,745	7/1/2003	19,667	$(78)

Sales:

British pounds	2,612	4,308	7/1/2003	4,317	(9)

					$(87)

9. Capital Stock Transactions — At June 30, 2003, there were 20,000,000 shares of Capital Stock authorized for each of Global Growth, Global Technology, Large-Cap Growth, Large-Cap Value, and Small-Cap Value Portfolios; 80,000,000 shares for each of Capital, Global Smaller Companies, Income and Growth, International Growth, and Investment Grade Portfolios; and 100,000,000 shares for each of Cash Management, Common Stock, Communications and Information, Frontier, and High-Yield Bond Portfolios, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

Seligman Portfolios, Inc.
Notes to Financial Statements (unaudited)

	Capital Portfolio				Cash		Common
					Management		Stock
	Class 1		Class 2		Portfolio		Portfolio

	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/03	12/31/02	6/30/03	12/31/02	6/30/03	12/31/02	6/30/03	12/31/02

Sale of shares	33,118	84,406	46,200	144,178	2,848,881	10,887,120	208,147	373,419
Shares issued in payment of dividends	—	—	—	—	16,911	92,373	—	20,745
Shares issued in Payment of gain

distributions	—	—	—	—	—	2,266	—	—

Total	33,118	84,406	46,200	144,178	2,865,792	10,981,759	208,147	394,164

Shares redeemed	(275,027)	(625,171)	(31,212)	(100,877)	(4,964,486)	(15,319,579)	(541,279)	(929,205)

Increase (decrease) in shares	(241,909)	(540,765)	14,988	43,301	(2,098,694)	(4,337,820)	(333,132)	(535,041)

	Communications and Information Portfolio
					Frontier		Global Growth
	Class 1		Class 2		Portfolio		Portfolio

	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/03	12/31/02	6/30/03	12/31/02	6/30/03	12/31/02	6/30/03	12/31/02

Sale of shares	263,000	848,542	136,993	1,345,136	141,287	270,170	193,202	441,279
Shares redeemed	(1,069,194)	(3,174,161)	(154,782)	(1,720,065)	(259,847)	(538,508)	(312,462)	(737,027)

Decrease in shares	(806,194)	(2,325,619)	(17,789)	(374,929)	(118,560)	(268,338)	(119,260)	(295,748)

			Global Technology Portfolio
	Global Smaller						High-Yield Bond
	Companies Portfolio		Class 1		Class 2		Portfolio

	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/03	12/31/02	6/30/03	12/31/02	6/30/03	12/31/02	6/30/03	12/31/02

Sale of shares	173,736	381,856	5,589	286,268	369,362	813,503	583,593	882,926
Shares issued in payment of dividends	—	—	—	—	—	—	—	288,275
Total	173,736	381,856	5,589	286,268	369,362	813,503	583,593	1,171,201

Shares redeemed	(272,043)	(592,193)	(142,559)	(659,709)	(373,127)	(881,261)	(839,444)	(1,552,366)

Decrease in shares	(98,307)	(210,337)	(136,970)	(373,441)	(3,765)	(67,758)	(255,851)	(381,165)

	Income and Growth		International Growth		Investment Grade		Large-Cap Growth
	Portfolio		Portfolio		Fixed Income Portfolio		Portfolio

	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/03	12/31/02	6/30/03	12/31/02	6/30/03	12/31/02	6/30/03	12/31/02

Sale of shares	90,976	194,984	163,888	323,226	196,398	459,362	184,261	379,327
Shares issued in payment of dividends	—	20,608	—	—	—	34,070	—	—
Total	90,976	215,592	163,888	323,226	196,398	493,432	184,261	379,327

Shares redeemed	(138,264)	(277,171)	(242,839)	(425,787)	(270,073)	(346,985)	(188,363)	(503,962)

Increase (decrease) in shares	(47,288)	(61,579)	(78,951)	(102,561)	(73,675)	146,447	(4,102)	(124,635)

			Small-Cap Value Portfolio
	Large-Cap Value
	Portfolio		Class 1		Class 2

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/03	12/31/02	6/30/03	12/31/02	6/30/03	12/31/02

Sale of shares	231,401	550,357	3,159,520	7,677,545	332,200	925,578
Shares issued in payment of dividends	—	9,996	—	—	—	—
Shares issued in payment
of gain distributions	—	—	—	134,645	—	11,620

Total	231,401	560,353	3,159,520	7,812,190	332,200	937,198

Shares redeemed	(319,697)	(628,981)	(1,548,936)	(5,945,012)	(214,491)	(546,162)

Increase (decrease) in shares	(88,296)	(68,628)	1,610,584	1,867,178	117,709	391,036

Seligman Portfolios, Inc.
Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Portfolio for the past five and one-half years or from its inception, if less than five and one-half years. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Portfolio, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any administrative fees or asset-based sales charges that are associated with variable annuity and variable life insurance contracts, and are not annualized for periods of less than one year.

Capital Portfolio

CLASS 1

	Six Months
	Ended	Year Ended December 31,
	June 30, 2003
Per Share Data:	(unaudited)	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.29	$12.37	$24.68	$23.90	$20.81	$18.10

Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	(0.05)	(0.06)	0.02	0.01	0.04
Net realized and unrealized gain (loss)
on investments	0.88	(4.03)	(4.01)	2.06	10.21	3.89

Total from Investment Operations	0.86	(4.08)	(4.07)	2.08	10.22	3.93

Less Distributions:
Dividends from net investment income	—	—	(0.02)	—	(0.01)	(0.04)
Distributions from net realized capital gain	—	__	(8.22)	(1.30)	(7.12)	(1.18)

Total Distributions	—	—	(8.24)	(1.30)	(7.13)	(1.22)

Net Asset Value, End of Period	$9.15	$8.29	$12.37	$24.68	$23.90	$20.81

Total Return:	10.37%	(32.98)%	(15.97)%	8.50%	53.33%	22.19%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$10,857	$11,833	$24,349	$37,138	$27,586	$24,141
Ratio of expenses to average net assets	0.80%†	0.80%	0.61%	0.59%	0.59%	0.60%
Ratio of net investment income (loss)
to average net assets	(0.38)%†	(0.47)%	(0.31)%	0.07%	0.03%	0.19%
Portfolio turnover rate	54.60%	129.07%	215.16%	230.42%	172.88%	130.86%
Without expense reimbursement: º
Ratio of expenses to average net assets	1.04%†	0.81%	0.70%
Ratio of net investment loss
to average net assets	(0.62)%†	(0.48)%	(0.39)%
_____________

†Annualized.
ºThe Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights

Capital Portfolio

CLASS 2

	Six Months
	Ended	Year Ended December 31,
	June 30, 2003			8/30/00 * to
Per Share Data:	(unaudited)	2002	2001	12/31/00

Net Asset Value, Beginning of Period	$8.25	$12.34	$24.68	$33.31

Income (Loss) from Investment Operations:
Net investment loss	(0.03)	(0.07)	(0.11)	(0.05)
Net realized and unrealized gain (loss)
on investments	0.88	(4.02)	(4.01)	(7.28)

Total from Investment Operations	0.85	(4.09)	(4.12)	(7.33)

Less Distributions:
Distributions from net realized capital gain	—	—	(8.22)	(1.30)

Total Distributions	—	—	(8.22)	(1.30)

Net Asset Value, End of Period	$9.10	$8.25	$12.34	$24.68

Total Return:	10.30%	(33.14)%	(16.18)%	(22.15)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,326	$2,891	$3,792	$1,569
Ratio of expenses to average net assets	1.05%†	1.05%	0.85%	0.84%†
Ratio of net investment loss to average net assets	(0.63)%†	(0.72)%	(0.55)%	(0.66)%†
Portfolio turnover rate	54.60%	129.07%	215.16%	230.42%††
Without expense reimbursement:º
Ratio of expenses to average net assets	1.29%†	1.06%	0.94%
Ratio of net investment loss to average net assets	(0.87)%†	(0.73)%	(0.63)%

Cash Management Portfolio

CLASS 1

	Six Months
	Ended	Year Ended December 31,
	June 30, 2003
Per Share Data:	(unaudited)	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from Investment Operations:
Net investment income	0.002	0.010	0.038	0.062	0.050	0.053

Total from Investment Operations	0.002	0.010	0.038	0.062	0.050	0.053

Less Distributions:
Dividends from net investment income	(0.002)	(0.010)	(0.038)	(0.062)	(0.050)	(0.053)
Total Distributions	(0.002)	(0.010)	(0.038)	(0.062)	(0.050)	(0.053)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return:	0.24%	1.00%	3.88%	6.38%	5.07%	5.42%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,771	$7,870	$12,211	$12,318	$17,611	$10,520
Ratio of expenses to average net assets	0.70%†	0.69%	0.07%	__	__	__
Ratio of net investment income to average net assets	0.48%†	0.98%	3.82%	6.17%	4.99%	5.30%
Without management fee waiver
and expense reimbursement:º
Ratio of expenses to average net assets	0.84%†		0.72%	0.72%	0.65%	0.67%
Ratio of net investment income to average net assets	0.34%†		3.17%	5.45%	4.34%	4.63%
_____________

*    Commencement of offering of shares. †Annualized. †† For the year ended December 31, 2000.
 º The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights

Common Stock Portfolio

CLASS 1

	Six Months
	Ended	Year Ended December 31,
	June 30, 2003
Per Share Data:	(unaudited)	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$7.80	$10.84	$14.23	$16.61	$18.63	$16.28

Income (Loss) from Investment Operations:
Net investment income	0.04	0.08	0.08	0.12	0.32	0.29
Net realized and unrealized gain (loss)
on investments	0.74	(3.02)	(1.85)	(1.86)	2.03	3.61

Total from Investment Operations	0.78	(2.94)	(1.77)	(1.74)	2.35	3.90

Less Distributions:
Dividends from net investment income	—	(0.10)	(0.15)	(0.01)	(0.32)	(0.31)
Distributions from net realized capital gain	—	—	(1.47)	(0.63)	(4.05)	(1.24)

Total Distributions	—	(0.10)	(1.62)	(0.64)	(4.37)	(1.55)

Net Asset Value, End of Period	$8.58	$7.80	$10.84	$14.23	$16.61	$18.63

Total Return:	10.00%	(27.16)%	(12.24)%	(10.53)%	13.15%	24.16%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$11,358	$12,931	$23,756	$32,738	$47,303	$62,588
Ratio of expenses to average net assets	0.74%†	0.60%	0.59%	0.60%	0.52%	0.52%
Ratio of net investment income
to average net assets	1.01%†	0.88%	0.59%	0.71%	1.30%	1.61%
Portfolio turnover rate	51.29%	131.95%	64.45%	52.01%	38.11%	55.55%

_____________
†  Annualized.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Hi†ghlights

Communications and Information Portfolio

CLASS 1

	Six Months
	Ended	Year Ended December 31,
	June 30, 2003
Per Share Data:	(unaudited)	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.05	$12.59	$14.82	$26.70	$17.14	$13.09

Income (Loss) from Investment Operations:
Net investment loss	(0.04)	(0.07)	(0.07)	(0.11)	(0.10)	(0.08)
Net realized and unrealized gain (loss)
on investments	1.94	(4.47)	0.80	(9.45)	14.36	4.81

Total from Investment Operations	1.90	(4.54)	0.73	(9.56)	14.26	4.73

Less Distributions:
Distributions from net realized capital gain	—	—	(2.96)	(2.32)	(4.70)	(0.68)

Total Distributions	—	—	(2.96)	(2.32)	(4.70)	(0.68)

Net Asset Value, End of Period	$9.95	$8.05	$12.59	$14.82	$26.70	$17.14

Total Return:	23.60%	(36.06)%	5.34%	(36.19)%	85.81%	36.49%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$58,475	$53,769	$113,424	$127,901	$213,961	$122,279
Ratio of expenses to average net assets	1.08% †	0.98%	0.93%	0.87%	0.86%	0.87%
Ratio of net investment loss
to average net assets	(0.85)%†	(0.76)%	(0.45)%	(0.48)%	(0.51)%	(0.56)%
Portfolio turnover rate	46.28%	91.37%	130.94%	104.41%	118.16%	132.57%

CLASS 2

	Six Months
	Ended	Year Ended December 31,		5/1/00 *
	June 30, 2003			to
Per Share Data:	(unaudited)	2002	2001	12/31/00

Net Asset Value, Beginning of Period	$7.99	$12.53	$14.80	$30.61

Income (Loss) from Investment Operations:
Net investment loss	(0.05)	(0.10)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	1.93	(4.44)	0.80	(13.41)

Total from Investment Operations	1.88	(4.54)	0.69	(13.49)

Less Distributions:
Distributions from net realized capital gain	—	—	(2.96)	(2.32)

Total Distributions	—	—	(2.96)	(2.32)

Net Asset Value, End of Period	$9.87	$7.99	$12.53	$14.80

Total Return:	23.53%	(36.23)%	5.08%	(44.40)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$9,142	$7,544	$16,537	$7,822
Ratio of expenses to average net assets	1.33% †	1.23%	1.18%	1.12%†
Ratio of net investment loss to average net assets	(1.10)% †	(1.01)%	(0.70)%	(0.61)%†
Portfolio turnover rate	46.28%	91.37%	130.94%	104.41%††

_____________
*  Commencement of offering of shares.
†  Annualized.
††  For the year ended December 31, 2000.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights

Frontier Portfolio

CLASS 1

	Six Months
	Ended	Year Ended December 31,
	June 30, 2003
Per Share Data:	(unaudited)	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$9.64	$13.12	$15.26	$18.13	$15.55	$15.78

Income (Loss) from Investment Operations:
Net investment loss	(0.05)	(0.11)	(0.05)	(0.13)	(0.10)	(0.08)
Net realized and unrealized gain (loss)
on investments	1.45	(3.37)	(1.12)	(2.74)	2.68	(0.15)

Total from Investment Operations	1.40	(3.48)	(1.17)	(2.87)	2.58	(0.23)

Less Distributions:
Distributions from net realized capital gain	—	—	(0.97)	—	—	—

Total Distributions	—	—	(0.97)	—	—	—

Net Asset Value, End of Period	$11.04	$9.64	$13.12	$15.26	$18.13	$15.55

Total Return:	14.52%	(26.52)%	(7.35)%	(15.83)%	16.59%	(1.46)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,809	$7,089	$13,174	$17,011	$25,706	$39,148
Ratio of expenses to average net assets	1.50%†	1.23%	1.01%	0.95%	0.95%	0.92%
Ratio of net investment loss
to average net assets	(1.11)%†	(0.93)%	(0.38)%	(0.73)%	(0.68)%	(0.51)%
Portfolio turnover rate	45.55%	83.83%	125.78%	150.67%	57.93%	86.52%
Without expense reimbursement:º
Ratio of expenses to average net assets	1.54%†		1.24%	1.18%	0.96%
Ratio of net investment loss
to average net assets	(1.15)%†		(0.61)%	(0.96)%	(0.69)%
_____________
    † Annualized.
  º The Manager, at its discretion, reimbursed expenses for certain periods presented.

See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights

Global Growth Portfolio

CLASS 1

	Six Months
	Ended	Year Ended December 31,
	June 30, 2003
Per Share Data:	(unaudited)	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$3.05	$4.02	$15.11	$18.22	$13.33	$11.03

Income (Loss) from Investment Operations:
Net investment income (loss)	0.02	—	0.02	(0.13)	(0.06)	(0.01)
Net realized and unrealized gain (loss)
on investments	0.25	(1.19)	(2.99)	(2.28)	7.31	2.25
Net realized and unrealized gain (loss)
on foreign currency transactions	0.07	0.22	(0.20)	(0.46)	(0.44)	0.14

Total from Investment Operations	0.34	(0.97)	(3.17)	(2.87)	6.81	2.38

Less Distributions:
Distributions from net realized capital gain	—	—	(7.92)	(0.24)	(1.92)	(0.08)

Total Distributions	—	—	(7.92)	(0.24)	(1.92)	(0.08)

Net Asset Value, End of Period	$3.39	$3.05	$4.02	$15.11	$18.22	$13.33

Total Return:	11.15%	(24.13)%	(19.93)%	(15.78)%	52.49%	21.60%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,521	$2,634	$4,659	$8,348	$11,889	$8,643
Ratio of expenses to average net assets	1.40%†	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss)
to average net assets	1.51%†	0.13%	0.13%	(0.67)%	(0.38)%	(0.06)%
Portfolio turnover rate	70.41%	145.90%	161.49%	125.84%	69.18%	48.99%
Without expense reimbursement:††
Ratio of expenses to average net assets	3.40%†	2.08%	1.74%	1.71%	1.45%	1.60%
Ratio of net investment loss
to average net assets	(0.49)%†	(0.55)%	(0.20)%	(0.98)%	(0.43)%	(0.26)%
_____________
†   Annualized.
††    The Manager, and Seligman Henderson, the subadviser prior to July 1, 1998, at their discretion, reimbursed expenses for the periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights

Global Smaller Companies Portfolio

CLASS 1

	Six Months
	Ended	Year Ended December 31,
	June 30, 2003
Per Share Data:	(unaudited)	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$7.79	$10.33	$14.40	$17.48	$13.62	$12.98

Income (Loss) from Investment Operations:
Net investment loss	(0.01)	(0.06)	(0.06)	(0.09)	(0.06)	(0.01)
Net realized and unrealized gain (loss)
on investments	0.73	(3.00)	(1.40)	(1.91)	4.10	1.02
Net realized and unrealized gain (loss)
on foreign currency transactions	0.15	0.52	(0.79)	(0.56)	(0.18)	(0.17)

Total from Investment Operations	0.87	(2.54)	(2.25)	(2.56)	3.86	0.84

Less Distributions:
Distributions from net realized capital gain	—	—	(1.82)	(0.52)	—	(0.20)

Total Distributions	—	—	(1.82)	(0.52)	—	(0.20)

Net Asset Value, End of Period	$8.66	$7.79	$10.33	$14.40	$17.48	$13.62

Total Return:	11.17%	(24.59)%	(15.25)%	(14.63)%	23.84%	6.58%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,723	$5,915	$10,017	$14,310	$19,569	$20,814
Ratio of expenses to average net assets	1.40%†	1.40%	1.40%	1.39%	1.40%	1.40%
Ratio of net investment loss
to average net assets	(0.18)%†	(0.61)%	(0.49)%	(0.46)%	(0.46)%	(0.06)%
Portfolio turnover rate	108.78%	93.43%	100.83%	84.86%	46.75%	66.40%
Without expense reimbursement:††
Ratio of expenses to average net assets	4.15%†	2.15%	1.96%		1.60%	1.50%
Ratio of net investment loss
to average net assets	(2.93)%†	(1.36)%	(1.05)%		(0.66)%	(0.16)%

_____________
† Annualized.
††   The Manager, and Seligman Henderson, the subadviser prior to July 1, 1998, at their discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights

Global Technology Portfolio

CLASS 1

	Six Months Ended June 30, 2003	Year Ended December 31,
Per Share Data:	(unaudited )	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$8.86	$12.96	$20.14	$27.42	$13.85	$10.59

Income (Loss) from Investment Operations:
Net investment loss	(0.04)	(0.11)	(0.14)	(0.13)	(0.09)	(0.05)
Net realized and unrealized gain (loss) on investments	1.05	(4.32)	(4.06)	(6.34)	16.25	3.81
Net realized and unrealized gain (loss)
on foreign currency transactions	0.02	0.33	(0.25)	(0.01)	(0.04)	0.11

Total from Investment Operations	1.03	(4.10)	(4.45)	(6.48)	16.12	3.87

Less Distributions:
Distributions from net realized capital gain	—	—	(2.73)	(0.80)	(2.55)	(0.61)

Total Distributions	—	—	(2.73)	(0.80)	(2.55)	(0.61)

Net Asset Value, End of Period	$9.89	$8.86	$12.96	$20.14	$27.42	$13.85

Total Return:	11.63%	(31.64)%	(22.05)%	(23.75)%	118.80%	36.80%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$9,100	$9,361	$18,533	$25,370	$22,087	$6,130
Ratio of expenses to average net assets	1.40% †	1.40%	1.40%	1.30%	1.40%	1.40%
Ratio of net investment loss to average net assets	(0.85)% †	(1.06)%	(0.87)%	(0.46)%	(0.51)%	(0.43)%
Portfolio turnover rate	88.29%	144.18%	160.75%	142.42%	116.88%	82.27%
Without expense reimbursement: ††
Ratio of expenses to average net assets	2.44% †	1.80%	1.61%		1.41%	1.80%
Ratio of net investment loss to average net assets	(1.89)% †	(1.46)%	(1.08)%		(0.52)%	(0.83)%

CLASS 2

	Six Months
	Ended	Year Ended December 31,		5/1/00 *
	June 30, 2003			to
Per Share Data:	(unaudited)	2002	2001	12/31/00

Net Asset Value, Beginning of Period	$8.82	$12.93	$20.14	$30.96

Income (Loss) from Investment Operations:
Net investment loss	(0.04)	(0.13)	(0.17)	(0.12)
Net realized and unrealized gain (loss) on investments	1.05	(4.31)	(4.06)	(10.01)
Net realized and unrealized gain (loss)
on foreign currency transactions	0.02	0.33	(0.25)	0.11

Total from Investment Operations	1.03	(4.11)	(4.48)	(10.02)

Less Distributions:
Distributions from net realized capital gain	—	—	(2.73)	(0.80)

Total Distributions	—	—	(2.73)	(0.80)

Net Asset Value, End of Period	$9.85	$8.82	$12.93	$20.14

Total Return:	11.68%	(31.79)%	(22.20)%	(25.99)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,747	$1,598	$3,219	$3,400
Ratio of expenses to average net assets	1.55% †	1.55%	1.54%	1.55%†
Ratio of net investment loss to average net assets	(1.00)% †	(1.21)%	(1.02)%	(0.84)%†
Portfolio turnover rate	88.29%	144.18%	160.75%	142.42% º
Without expense reimbursement:††
Ratio of expenses to average net assets	2.59% †	1.95%	1.75%
Ratio of net investment loss to average net assets	(2.04)% †	(1.61)%	(1.23)%
_____________
*    Commencement of offering of shares. †Annualized. ††The Manager, and Seligman Henderson, the subadviser prior to July 1, 1998, at their discretion, reimbursed expenses for certain periods presented. º For the year ended December 31, 2000.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights

High-Yield Bond Portfolio

CLASS 1

	Six Months
	Ended	Year Ended December 31,
	June 30, 2003
Per Share Data:	(unaudited)	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$4.87	$6.10	$8.73	$9.59	$10.87	$11.87

Income (Loss) from Investment Operations:
Net investment income	0.22	0.52	0.85	1.03	1.19	1.11
Net realized and unrealized gain (loss) on investments	0.42	(0.74)	(2.14)	(1.89)	(1.27)	(0.99)

Total from Investment Operations	0.64	(0.22)	(1.29)	(0.86)	(0.08)	0.12

Less Distributions:
Dividends from net investment income	—	(1.01)	(1.34)	0.00 *	(1.20)	(1.11)
Distributions from net realized capital gain	—	—	—	—	—	(0.01)

Total Distributions	—	(1.01)	(1.34)	—	(1.20)	(1.12)

Net Asset Value, End of Period	$5.51	$4.87	$6.10	$8.73	$9.59	$10.87

Total Return:	13.14%	(3.67)%	(14.70)%	(8.93)%	(0.75)%	1.02%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,786	$8,131	$12,510	$15,080	$26,892	$32,253
Ratio of expenses to average net assets	1.00% +	0.91%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	8.52% +	8.82%	10.50%	11.02%	10.33%	9.60%
Portfolio turnover rate	93.17%	170.29%	71.22%	29.57%	57.05%	43.13%
Without expense reimbursement: º
Ratio of expenses to average net assets	1.19% +		0.78%	0.78%	0.77%	0.74%
Ratio of net investment income to average net assets	8.33% +		10.42%	10.94%	10.26%	9.56%

Income and Growth Portfolio

CLASS 1

	Six Months Ended
	June 30, 2003	Year Ended December 31,
Per Share Data:	(unaudited )	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$7.62	$9.04	$9.65	$9.91	$11.01	$10.80

Income (Loss) from Investment Operations:
Net investment income	0.07	0.16	0.31	0.30	0.53	0.45
Net realized and unrealized gain (loss) on investments	0.55	(1.21)	(0.46)	(0.52)	(0.23)	0.38

Total from Investment Operations	0.62	(1.05)	(0.15)	(0.22)	0.30	0.83

Less Distributions:
Dividends from net investment income	—	(0.37)	(0.46)	(0.01)	(0.52)	(0.46)
Distributions from net realized capital gain	—	—	—	(0.03)	(0.88)	(0.16)

Total Distributions	—	(0.37)	(0.46)	(0.04)	(1.40)	(0.62)

Net Asset Value, End of Period	$8.24	$7.62	$9.04	$9.65	$9.91	$11.01

Total Return:	8.14%	(11.58)%	(1.49)%	(2.20)%	2.87%	7.76%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,166	$3,287	$4,459	$5,640	$8,595	$14,582
Ratio of expenses to average net assets	0.95% +	0.95%	0.64%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.92% +	1.95%	3.34%	3.07%	3.62%	3.94%
Portfolio turnover rate	141.46%	222.78%	88.69%	61.14%	75.08%	70.45%
Without expense reimbursement: º
Ratio of expenses to average net assets	2.18% +	1.31%	1.02%	0.83%	0.72%	0.61%
Ratio of net investment income to average net assets	0.69% +	1.59%	2.96%	2.84%	3.50%	3.93%

_____________
* During 2000, a dividend of $0.004 per share was paid. + Annualized.  ºThe Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights

International Growth Portfolio

CLASS 1

	Six Months
	Ended	Year Ended December 31,
	June 30, 2003
Per Share Data:	(unaudited)	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$6.72	$8.05	$10.65	$16.63	$15.37	$13.54

Income (Loss) from Investment Operations:
Net investment income (loss)	0.08	0.04	0.03	(0.08)	0.05	0.08
Net realized and unrealized gain (loss)
on investments	0.43	(2.13)	(2.43)	(4.45)	4.59	1.90
Net realized and unrealized gain (loss)
on foreign currency transactions	0.24	0.76	(0.20)	(0.88)	(0.73)	0.16

Total from Investment Operations	0.75	(1.33)	(2.60)	(5.41)	3.91	2.14

Less Distributions:
Dividends from net investment income	—	—	—	(0.14)	—	(0.15)
Distributions from net realized capital gain	—	—	—	(0.43)	(2.65)	(0.16)

Total Distributions	—	—	—	(0.57)	(2.65)	(0.31)

Net Asset Value, End of Period	$7.47	$6.72	$8.05	$10.65	$16.63	$15.37

Total Return:	11.16%	(16.52)%	(24.41)%	(32.47)%	26.64%	15.81%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,092	$3,315	$4,793	$7,150	$10,248	$9,893
Ratio of expenses to average net assets	1.40%+	1.40%	1.40%	1.40%	1.39%	1.40%
Ratio of net investment income (loss)
to average net assets	2.27%+	0.49%	0.34%	(0.57)%	0.33%	0.52%
Portfolio turnover rate	84.64%	183.86%	199.09%	275.32%	79.17%	75.81%
Without expense reimbursement:++
Ratio of expenses to average net assets	2.93%+	1.96%	1.80%	2.03%	1.66%	1.78%
Ratio of net investment income (loss)
to average net assets	0.74%+	(0.07)%	(0.06)%	(1.20)%	0.06%	0.14%
_____________
+  Annualized.
++ The Manager, and Seligman Henderson, the subadviser prior to July 1, 1998, at their discretion, reimbursed expenses for the periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights

Investment Grade Fixed Income Portfolio

CLASS 1

	Six Months
	Ended	Year Ended December 31,
	June 30, 2003
Per Share Data:	(unaudited)	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$10.80	$10.25	$10.22	$9.27	$10.38	$10.24

Income (Loss) from Investment Operations:
Net investment income	0.19	0.42	0.57	0.60	0.64	0.59
Net realized and unrealized gain (loss)
on investments	0.39	0.58	(0.01)	0.35	(1.10)	0.25

Total from Investment Operations	0.58	1.00	0.56	0.95	(0.46)	0.84

Less Distributions:
Dividends from net investment income	—	(0.45)	(0.53)	0—	(0.65)	(0.59)
Distributions from net realized capital gain	—	—	—	—	—	(0.11)

Total Distributions	—	(0.45)	(0.53)	—	(0.65)	(0.70)

Net Asset Value, End of Period	$11.38	$10.80	$10.25	$10.22	$9.27	$10.38

Total Return:	5.37%	9.83%	5.52%	10.25%	(4.48)%	8.20%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$8,715	$9,067	$7,103	$6,483	$4,947	$7,320
Ratio of expenses to average net assets	0.85%+	0.82%	0.63%	0.60%	0.60%	0.60%
Ratio of net investment income
to average net assets	3.40%+	3.94%	5.35%	6.23%	5.56%	5.58%
Portfolio turnover rate	229.47%	291.98%	146.08%	63.07%	64.22%	73.31%
Without expense reimbursement: º
Ratio of expenses to average net assets	0.90%+		0.76%	0.84%	0.71%	0.82%
Ratio of net investment income
to average net assets	3.35%+		5.22%	5.99%	5.45%	5.36%
_____________
+    Annualized.
º    The Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights

Large-Cap Growth Portfolio

CLASS 1

	Six Months
	Ended	Year Ended December 31,
	June 30, 2003				5/1/99 * to
Per Share Data:	(unaudited)	2002	2001	2000	12/31/99

Net Asset Value, Beginning of Period	$4.83	$7.47	$10.21	$12.16	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)	—**	(0.02)	—**	0.01	—**
Net realized and unrealized gain (loss)
on investments	0.62	(2.62)	(1.89)	(1.96)	2.16

Total from Investment Operations	0.62	(2.64)	(1.89)	(1.95)	2.16

Less Distributions:
Dividends from net investment income	—	—	(0.01)	—	—
Distributions from net realized capital gain	—	—	(0.84)	—	—

Total Distributions	—	—	(0.85)	—	—

Net Asset Value, End of Period	$5.45	$4.83	$7.47	$10.21	$12.16

Total Return:	12.84%	(35.34)%	(18.37)%	(16.04)%	21.60%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,163	$1,938	$3,930	$5,255	$3,668
Ratio of expenses to average net assets	1.15%+	1.15%	0.74%	0.70%	0.70%+
Ratio of net investment income (loss)
to average net assets	0.01%+	(0.38)%	(0.04)%	0.08%	(0.03)%+
Portfolio turnover rate	22.79%	81.67%	166.24%	179.44%	56.69%
Without expense reimbursement: º
Ratio of expenses to average net assets	1.98%+	1.46%	1.13%	1.18%	1.52%+
Ratio of net investment loss
to average net assets	(0.82)%+	(0.69)%	(0.42)%	(0.40)%	(0.85)%+

_____________
*  Commencement of operations.
**  Less than + or – $0.01.
+  Annualized.
º The Manager, at its discretion, reimbursed expenses for the periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights

Large-Cap Value Portfolio

CLASS 1

	Six Months Ended	Year Ended December 31,
	June 30, 2003					5/1/98 ** to
Per Share Data:	(unaudited)	2002	2001	2000	1999	12/31/98

Net Asset Value, Beginning of Period	$7.02	$10.46	$11.59	$9.28	$9.66	$10.00

Income (Loss) from Investment Operations:
Net investment income	0.05	0.10	0.09	0.14	0.10	0.04
Net realized and unrealized gain (loss)
on investments	0.72	(3.43)	(1.06)	2.25	(0.37)	(0.07)

Total from Investment Operations	0.77	(3.33)	(0.97)	2.39	(0.27)	(0.03)

Less Distributions:
Dividends from net investment income	—	(0.11)	(0.11)	0.00*	(0.11)	(0.04)
Distributions from net realized capital gain	—	—	(0.05)	(0.08)	—	(0.27)

Total Distributions	—	(0.11)	(0.16)	(0.08)	(0.11)	(0.31)

Net Asset Value, End of Period	$7.79	$7.02	$10.46	$11.59	$9.28	$9.66

Total Return:	10.97%	(31.90)%	(8.28)%	25.84%	(2.76)%	(0.26)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,519	$4,692	$7,708	$6,057	$5,758	$3,845
Ratio of expenses to average net assets	1.20%+	1.16%	0.83%	0.80%	0.80%	0.80%+
Ratio of net investment income
to average net assets	1.38%+	1.12%	1.13%	1.51%	1.18%	1.11%+
Portfolio turnover rate	7.28%	21.83%	28.17%	42.29%	28.01%	65.82%
Without expense reimbursement: º
Ratio of expenses to average net assets	1.40%+		1.10%	1.22%	1.13%	2.24%+
Ratio of net investment income (loss)
to average net assets	1.18%+		0.86%	1.09%	0.85%	(0.33)%+
_____________
*    During 2000, a dividend of $0.004 per share was paid.
**  Commencement of operations.
+  Annualized.
º  The Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Financial Highlights

Small-Cap Value Portfolio

CLASS 1

	Six Months Ended	Year Ended December 31,
	June 30, 2003					5/1/98 * to
Per Share Data:	(unaudited)	2002	2001	2000	1999	12/31/98

Net Asset Value, Beginning of Period	$10.87	$13.04	$10.58	$8.08	$7.31	$10.00

Income (Loss) from Investment Operations:
Net investment loss	(0.02)	(0.06)	(0.03)	(0.01)	(0.03)	(0.02)
Net realized and unrealized gain (loss)
on investments	2.10	(1.94)	2.52	2.66	2.49	(1.73)

Total from Investment Operations	2.08	(2.00)	2.49	2.65	2.46	(1.75)

Less Distributions:
Distributions from net realized capital gain	—	(0.17)	(0.03)	(0.15)	(1.69)	(0.94)

Total Distributions	—	(0.17)	(0.03)	(0.15)	(1.69)	(0.94)

Net Asset Value, End of Period	$12.95	$10.87	$13.04	$10.58	$8.08	$7.31

Total Return:	19.13%	(15.37)%	23.52%	33.00%	35.26%	(17.00)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$144,397	$103,770	$100,090	$16,495	$4,403	$2,469
Ratio of expenses to average net assets	1.20%+	1.18%	1.19%	1.00%	1.00%	1.00%+
Ratio of net investment loss to average net assets	(0.38%)+	(0.51)%	(0.29)%	(0.22)%	(0.27)%	(0.34)%+
Portfolio turnover rate	14.54%	56.74%	29.99%	42.27%	90.51%	73.87%
Without expense reimbursement: º
Ratio of expenses to average net assets			1.22%	1.45%	1.41%	3.08%+
Ratio of net investment loss to average net assets			(0.32)%	(0.67)%	(0.68)%	(2.43)%+

CLASS 2

	Six Months
	Ended
	June 30, 2003	Year Ended	5/1/01 ** to
Per Share Data:	(unaudited)	12/31/02	12/31/01

Net Asset Value, Beginning of Period	$10.85	$13.04	$10.78

Income (Loss) from Investment Operations:
Net investment loss	(0.03)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	2.09	(1.94)	2.32

Total from Investment Operations	2.06	(2.02)	2.29

Less Distributions:
Distributions from net realized capital gain	—	(0.17)	(0.03)

Total Distributions	—	(0.17)	(0.03)

Net Asset Value, End of Period	$12.91	$10.85	$13.04

Total Return:	18.99%	(15.52)%	21.23%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$11,694	$8,554	$5,178
Ratio of expenses to average net assets	1.39%+	1.37%	1.39%+
Ratio of net investment loss to average net assets	(0.57)%+	(0.70)%	(0.46)%+
Portfolio turnover rate	14.54%+	56.74%	29.99%++
Without expense reimbursement: º
Ratio of expenses to average net assets			1.41%+
Ratio of net investment loss to average net assets			(0.48)%+

_____________
*   Commencement of operations. ** Commencement of offering of shares. + Annualized.
++ For the year ended December 31, 2001.
º   The Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

Seligman Portfolios, Inc.
Shareholder Meeting

Each of the following proposals was considered and approved at a Special Meeting of Shareholders held at the offices of the Fund on April 22, 2003 and adjourned to May 8, 2003 with respect to certain matters. Shareholders of each of the fifteen portfolios voted together for proposal 1 and separately for proposals 2, 3, 4(a), 4(b), and 5(a)-5(j), as applicable. Tabulations of the votes received on each of the proposals appear below.

Proposal 1
To elect a Board of Directors.

	In Favor of Election	Withhold Authority to Vote

Robert B. Catell	31,275,716.544	1,356,177.380
John R. Galvin	31,844,087.872	787,806.052
Paul C. Guidone	31,851,512.255	780,381.669
Alice S. Ilchman	31,836,507.442	795,386.482
Frank A. McPherson	31,282,754.555	1,349,139.369
John E. Merow	31,820,478.924	811,415.000
Betsy S. Michel	31,840,331.243	791,562.681
William C. Morris	31,851,336.361	780,557.563
Leroy C. Richie	31,269,958.712	1,361,935.212
Robert L. Shafer	31,825,016.918	806,877.006
James N. Whitson	31,275,449.857	1,356,444.067
Brian T. Zino	31,843,160.356	788,733.568

Proposal 2	Proposal 3
To amend the investment objectives of the	To amend the investment objective of the Large-Cap
Common Stock Portfolio.	Growth Portfolio.

For	Against	Abstain	For	Against	Abstain

1,585,738.133	7,640.209	48,074.208	287,102.724	34,147.848	10,639.148

Proposal 4(a)	Proposal 4(b)
To amend the investment objectives of	To eliminate the Income Portfolio’s
the Income Portfolio. *	fundamental policy to invest at least 25% of
the market value of its gross assets in cash,
bonds and/or preferred stocks.

For	Against	Abstain	For	Against	Abstain

404,019.900	-0-	22,699.360	309,976.917	94,042.983	22,699.360

Proposal 5(a)

To amend each Portfolio’s fundamental restriction regarding investments in commodities.

	For	Against	Abstain

Capital Portfolio	1,612,395.882	31,350.529	87,594.272
Cash Management Portfolio	6,922,491.495	148,085.885	-0-
Common Stock Portfolio	1,585,738.133	7,640.209	48,074.208
Communications and Information Portfolio	6,321,020.403	441,146.472	705,367.153
Frontier Portfolio	600,713.474	110,363.686	15,898.500
Global Growth Portfolio	279,411.696	563,817.294	-0-
Global Smaller Companies Portfolio	564,472.641	130,115.309	13,583.360
Global Technology Portfolio	1,006,586.804	148,291.463	52,995.308
High-Yield Bond Portfolio	1,521,727.125	3,529.700	56,413.285
Income Portfolio	404,019.900	-0-	22,699.360
International Growth Portfolio	422,747.023	35,050.830	22,937.617
Investment Grade Fixed Income Portfolio	699,458.375	81,869.943	57,433.162
Large-Cap Growth Portfolio	263,476.928	35,021.218	33,391.574
Large-Cap Value Portfolio	502,468.530	17,983.980	136,656.670
Small-Cap Value Portfolio	9,047,266.425	903,886.786	616,259.797

* Following the approval of this proposal, the Portfolio’s name was changed to Seligman Income and Growth Portfolio.

Seligman Portfolios, Inc.
Shareholder Meeting

Proposal 5(b)
To amend each Portfolio’s fundamental restriction regarding the purchase of securities on margin.

	For	Against	Abstain

Capital Portfolio	1,602,141.701	41,604.710	87,594.272
Cash Management Portfolio	6,922,491.495	148,085.885	-0-
Common Stock Portfolio	1,585,738.133	7,640.209	48,074.208
Communications and Information Portfolio	6,371,556.931	397,405.057	698,572.040
Frontier Portfolio	608,390.411	89,077.119	29,508.130
Global Growth Portfolio	279,411.696	563,817.294	-0-
Global Smaller Companies Portfolio	631,448.960	63,138.990	13,583.360
Global Technology Portfolio	951,520.048	190,349.644	66,003.883
High-Yield Bond Portfolio	1,501,601.980	23,654.845	56,413.285
Income Portfolio	404,019.900	-0-	22,699.360
International Growth Portfolio	419,665.183	44,984.345	16,085.942
Investment Grade Fixed Income Portfolio	699,458.375	81,869.943	57,433.162
Large-Cap Growth Portfolio	263,476.928	35,021.218	33,391.574
Large-Cap Value Portfolio	507,874.458	39,019.950	110,214.772
Small-Cap Value Portfolio	8,887,300.181	1,052,894.162	627,218.665

Proposal 5(c)
To amend each Portfolio’s fundamental restriction regarding borrowing.

	For	Against	Abstain

Capital Portfolio	1,603,089.427	40,565.401	87,685.855
Cash Management Portfolio	6,922,491.495	148,085.885	-0-
Common Stock Portfolio	1,585,738.133	7,640.209	48,074.208
Communications and Information Portfolio	6,389,487.057	389,164.584	688,882.387
Frontier Portfolio	624,126.326	86,950.834	15,898.500
Global Growth Portfolio	279,411.696	563,817.294	-0-
Global Smaller Companies Portfolio	557,222.132	139,997.849	10,951.329
Global Technology Portfolio	997,943.499	151,190.648	58,739.428
High-Yield Bond Portfolio	1,501,601.980	23,654.845	56,413.285
Income Portfolio	309,976.917	94,042.983	22,699.360
International Growth Portfolio	425,594.041	37,128.160	18,013.269
Investment Grade Fixed Income Portfolio	699,458.375	81,869.943	57,433.162
Large-Cap Growth Portfolio	260,752.831	37,745.315	33,391.574
Large-Cap Value Portfolio	498,221.631	48,672.777	110,214.772
Small-Cap Value Portfolio	8,852,967.020	1,088,344.810	626,101.178

Proposal 5(d)
To amend each Portfolio’s fundamental restriction regarding lending.

	For	Against	Abstain

Capital Portfolio	1,603,181.010	40,565.401	87,594.272
Cash Management Portfolio	6,922,491.495	148,085.885	-0-
Common Stock Portfolio	1,585,738.133	7,640.209	48,074.208
Communications and Information Portfolio	6,379,757.825	296,201.044	791,575.159
Frontier Portfolio	606,612.750	85,489.724	34,873.186
Global Growth Portfolio	279,411.696	563,817.294	-0-
Global Smaller Companies Portfolio	634,080.991	63,138.990	10,951.329
Global Technology Portfolio	996,390.683	149,999.990	61,482.902
High-Yield Bond Portfolio	1,501,601.980	23,654.845	56,413.285
Income Portfolio	309,976.917	94,042.983	22,699.360
International Growth Portfolio	438,062.769	26,586.760	16,085.941
Investment Grade Fixed Income Portfolio	675,100.702	106,227.616	57,433.162
Large-Cap Growth Portfolio	263,476.928	35,021.218	33,391.574
Large-Cap Value Portfolio	506,991.655	39,902.753	110,214.772
Small-Cap Value Portfolio	8,972,787.552	975,312.108	619,313.348

Seligman Portfolios, Inc.
Shareholder Meeting

Proposal 5(e)
To amend each Portfolio’s fundamental restriction regarding underwriting.

	For	Against	Abstain

Capital Portfolio	1,618,514.985	25,231.426	87,594.272
Cash Management Portfolio	6,922,491.495	148,085.885	-0-
Common Stock Portfolio	1,585,738.133	7,640.209	48,074.208
Communications and Information Portfolio	6,521,123.157	251,474.045	694,936.826
Frontier Portfolio	626,613.701	79,098.403	21,263.556
Global Growth Portfolio	279,411.696	563,817.294	-0-
Global Smaller Companies Portfolio	609,598.096	87,621.885	10,951.329
Global Technology Portfolio	1,019,618.299	134,477.705	53,777.571
High-Yield Bond Portfolio	1,521,727.125	3,529.700	56,413.285
Income Portfolio	309,976.917	94,042.983	22,699.360
International Growth Portfolio	433,660.262	28,099.406	18,975.802
Investment Grade Fixed Income Portfolio	699,458.375	81,869.943	57,433.162
Large-Cap Growth Portfolio	263,476.928	35,021.218	33,391.574
Large-Cap Value Portfolio	506,991.655	39,902.753	110,214.772
Small-Cap Value Portfolio	9,019,627.655	909,855.006	637,930.347

Proposal 5(f )
To amend each Portfolio’s fundamental restriction regarding purchases or sales of real estate.

	For	Against	Abstain

Capital Portfolio	1,620,135.110	26,348.124	84,857.449
Cash Management Portfolio	6,922,491.495	148,085.885	-0-
Common Stock Portfolio	1,585,738.133	7,640.209	48,074.208
Communications and Information Portfolio	6,535,559.303	241,175.387	690,799.338
Frontier Portfolio	621,293.942	88,624.002	17,057.716
Global Growth Portfolio	279,411.696	563,817.294	-0-
Global Smaller Companies Portfolio	659,464.213	37,755.768	10,951.329
Global Technology Portfolio	1,033,040.213	123,910.924	50,922.438
High-Yield Bond Portfolio	1,521,727.125	3,529.700	56,413.285
Income Portfolio	309,976.917	94,042.983	22,699.360
International Growth Portfolio	443,543.167	21,106.363	16,085.940
Investment Grade Fixed Income Portfolio	699,458.375	81,869.943	57,433.162
Large-Cap Growth Portfolio	263,476.928	35,021.218	33,391.574
Large-Cap Value Portfolio	508,965.569	37,928.839	110,214.772
Small-Cap Value Portfolio	9,214,799.900	724,443.011	628,170.097

Proposal 5(g)
To amend each Portfolio’s fundamental restriction regarding diversification.

For	Against	Abstain

Capital Portfolio	1,614,268.740	31,350.529	85,721.414
Cash Management Portfolio	6,922,491.495	148,085.885	-0-
Common Stock Portfolio	1,585,738.133	7,640.209	48,074.208
Communications and Information Portfolio	6,507,701.961	253,366.889	706,465.178
Frontier Portfolio	617,577.871	93,499.289	15,898.500
Global Growth Portfolio	279,411.696	563,817.294	-0-
Global Smaller Companies Portfolio	686,579.140	10,640.841	10,951.329
Global Technology Portfolio	1,034,511.362	103,944.253	69,417.960
High-Yield Bond Portfolio	1,494,179.914	31,076.911	56,413.285
Income Portfolio	309,976.917	94,042.983	22,699.360
International Growth Portfolio	431,982.686	32,666.843	16,085.941
Investment Grade Fixed Income Portfolio	765,498.600	15,829.719	57,433.161
Large-Cap Growth Portfolio	282,649.792	15,848.354	33,391.574
Large-Cap Value Portfolio	508,779.365	37,928.839	110,400.976
Small-Cap Value Portfolio	9,238,045.744	698,642.704	630,724.560

Seligman Portfolios, Inc.
Shareholder Meeting

Proposal 5(h)
To amend each Portfolio’s fundamental restriction regarding industry concentration.

	For	Against	Abstain

Capital Portfolio	1,615,420.259	28,326.152	87,594.272
Cash Management Portfolio	6,922,491.495	148,085.885	-0-
Common Stock Portfolio	1,585,738.133	7,640.209	48,074.208
Communications and Information Portfolio	6,520,842.006	249,512.162	697,179.860
Frontier Portfolio	619,575.477	86,136.627	21,263.556
Global Growth Portfolio	279,411.696	563,817.294	-0-
Global Smaller Companies Portfolio	616,848.604	77,739.346	13,583.360
Global Technology Portfolio	1,049,890.344	104,317.319	53,665.912
High-Yield Bond Portfolio	1,494,179.913	-0-	87,490.197
Income Portfolio	309,976.917	94,042.983	22,699.360
International Growth Portfolio	420,094.794	37,703.060	22,937.616
Investment Grade Fixed Income Portfolio	765,498.600	15,829.719	57,433.161
Large-Cap Growth Portfolio	278,889.515	15,848.354	37,151.851
Large-Cap Value Portfolio	498,918.230	47,789.974	110,400.976
Small-Cap Value Portfolio	9,288,160.983	645,113.852	634,138.173

Proposal 5(i)
To eliminate each Portfolio’s fundamental restriction regarding short sales.

	For	Against	Abstain

Capital Portfolio	1,611,356.573	32,389.838	87,594.272
Cash Management Portfolio	6,922,491.495	148,085.885	-0-
Common Stock Portfolio	1,585,738.133	7,640.209	48,074.208
Communications and Information Portfolio	6,308,982.613	458,593.240	699,958.175
Frontier Portfolio	589,942.741	115,769.363	21,263.556
Global Growth Portfolio	279,411.696	563,817.294	-0-
Global Smaller Companies Portfolio	652,213.705	45,006.276	10,951.329
Global Technology Portfolio	995,337.818	148,617.267	63,918.490
High-Yield Bond Portfolio	1,490,650.212	14,481.467	76,538.431
Income Portfolio	309,976.917	94,042.983	22,699.360
International Growth Portfolio	413,666.001	49,678.222	17,391.247
Investment Grade Fixed Income Portfolio	675,100.702	106,227.616	57,433.162
Large-Cap Growth Portfolio	260,699.018	37,799.128	33,391.574
Large-Cap Value Portfolio	498,035.427	48,672.777	110,400.976
Small-Cap Value Portfolio	8,876,070.151	1,012,121.256	679,221.601

Proposal 5(j)
To eliminate each Portfolio’s fundamental restriction regarding mortgages and pledges.

	For	Against	Abstain

Capital Portfolio	1,601,010.244	42,736.167	87,594.272
Cash Management Portfolio	6,922,491.495	148,085.885	-0-
Common Stock Portfolio	1,585,738.133	7,640.209	48,074.208
Communications and Information Portfolio	6,356,026.790	408,560.955	702,946.283
Frontier Portfolio	590,200.701	115,511.403	21,263.556
Global Growth Portfolio	279,411.696	563,817.294	-0-
Global Smaller Companies Portfolio	686,579.140	10,640.841	10,951.329
Global Technology Portfolio	995,868.439	151,542.938	60,462.198
High-Yield Bond Portfolio	1,490,650.212	34,606.613	56,413.285
Income Portfolio	309,976.917	94,042.983	22,699.360
International Growth Portfolio	437,926.113	19,871.742	22,937.615
Investment Grade Fixed Income Portfolio	765,498.600	15,829.719	57,433.161
Large-Cap Growth Portfolio	263,476.928	35,021.218	33,391.574
Large-Cap Value Portfolio	506,805.451	39,902.753	110,400.976
Small-Cap Value Portfolio	8,868,319.057	1,039,703.352	659,390.599

Seligman Portfolios, Inc.
Board of Directors

Robert B. Catell 3,4	William C. Morris 1

• Chairman and Chief Executive Officer	• Chairman of the Board,
KeySpan Corporation	J. & W. Seligman & Co. Incorporated
• Chairman, Carbo Ceramics Inc.

John R. Galvin 2,4	Leroy C. Richie 2, 4

• Dean Emeritus,	• Chairman and CEO, Q Standards Worldwide, Inc.
Fletcher School of Law and Diplomacy at Tufts	• Director, Kerr-McGee Corporation
University

Paul C. Guidone 1	Robert L. Shafer 3, 4

• Chief Investment Officer,	• Retired Vice President, Pfizer Inc.
J. & W. Seligman & Co. Incorporated

Alice S. Ilchman 3, 4	James N. Whitson 2, 4

• President Emerita, Sarah Lawrence College	• Director, C-SPAN
• Trustee, Committee for Economic Development	• Director, CommScope, Inc.

Frank A. McPherson 3, 4	Brian T. Zino 1

• Director, ConocoPhillips Inc.	• President, J. & W. Seligman & Co. Incorporated
• Director, Integris Health	• Chairman, Seligman Data Corp.
• Chairman, ICI Mutual Insurance Company
• Member of the Board of Governors,
Investment Company Institute

John E. Merow 2, 4

• Director, Commonwealth Industries, Inc.
• Trustee, New York-Presbyterian Hospital
• Retired Chairman and Senior Partner, Sullivan & Cromwell LLP, Law Firm

Betsy S. Michel 2, 4

• Trustee, The Geraldine R. Dodge Foundation	_________________
	Member: 1	Executive Committee
	2	Audit Committee
	3	Director Nominating Committee
	4	Board Operations Committee

Executive Officers

William C. Morris	David Guy	Steven A. Werber. Jr.

Chairman	Vice President	Vice President

Brian T. Zino	Christopher J. Mahony	Paul H. Wick

President and Chief Executive Officer	Vice President	Vice President

Daniel J. Barker	Richard M. Parower	Thomas G. Rose

Vice President	Vice President	Vice President

David F. Cooley	Kendall C. Peterson	Lawrence P. Vogel

Vice President	Vice President	Vice President and Treasurer

Neil T. Eigen	Frederick J. Ruvkun	Frank J. Nasta

Vice President	Vice President	Secretary

Ben-Ami Gradwohl	Marion S. Schultheis

Vice President	Vice President

S ELIGMAN A DVISORS , I NC . an affiliate of

J. & W. S ELIGMAN & C O . INCORPORATED
ESTABLISHED 1864 100 Park Avenue, New York, NY 10017 www.seligman.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Portfolios, Inc., which contains information about the management fees and other costs. Please read the prospectus carefully before investing or sending money.

SP3 6/03	Printed on Recycled Paper

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEMS 5. AUDIT COMMITEE OF LISTED REGISTRANTS.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submission Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By:  /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:  August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:  /S/ BRIAN T. ZINO
            Brian T. Zino
President and Chief Executive Officer

Date:  August 22, 2003

By:  /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:  August 22, 2003

SELIGMAN PORTFOLIOS, INC .

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.